UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06318
Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)
222 Delaware Avenue, Wilmington, DE 19801
(Address of principal executive offices) (Zip code)
CT Corp.
155 Federal Street 700
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (888) 374-9999
Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS
CONSULTING GROUP CAPITAL MARKETS FUNDS
LARGE CAPITALIZATION GROWTH INVESTMENTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
SMALL CAPITALIZATION GROWTH INVESTMENTS
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
EMERGING MARKETS EQUITY INVESTMENTS
CORE FIXED INCOME INVESTMENTS
HIGH YIELD INVESTMENTS
INTERNATIONAL FIXED INCOME INVESTMENTS
MUNICIPAL BOND INVESTMENTS
MONEY MARKET INVESTMENTS
FORM N-Q
May 31, 2010

Schedules of Investments
May 31, 2010 (unaudited)
Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 98.6%

CONSUMER DISCRETIONARY — 14.7%

Automobiles — 1.2%
207,800	Daimler AG, Registered Shares*	$10,221,682
482,800	Ford Motor Co.(a)*	5,663,244

	Total Automobiles	15,884,926

Distributors — 0.2%
115,600	LKQ Corp.*	2,129,352

Hotels, Restaurants & Leisure — 0.3%
71,100	Starbucks Corp.	1,840,779
34,500	WMS Industries Inc.*	1,598,385

	Total Hotels, Restaurants & Leisure	3,439,164

Household Durables — 0.1%
39,100	Harman International Industries Inc.*	1,262,930

Internet & Catalog Retail — 2.6%
146,070	Amazon.com Inc.*	18,325,942
88,100	priceline.com Inc.*	16,841,196

	Total Internet & Catalog Retail	35,167,138

Media — 2.6%
38,900	Discovery Communications Inc., Class A Shares*	1,464,974
245,650	Viacom Inc., Class B Shares*	8,256,297
733,057	Walt Disney Co.	24,498,764

	Total Media	34,220,035

Multiline Retail — 2.9%
127,500	Dollar General Corp.*	3,854,325
21,700	Dollar Tree Inc.*	1,358,203
248,050	Kohl’s Corp.*	12,588,538
387,200	Target Corp.	21,114,016

	Total Multiline Retail	38,915,082

Specialty Retail — 3.0%
82,000	American Eagle Outfitters Inc.	1,074,200
66,800	Bed Bath & Beyond Inc.*	2,997,316
149,600	Chico’s FAS Inc.	1,829,608
419,300	Lowe’s Cos. Inc.	10,377,675
27,300	O’Reilly Automotive Inc.*	1,392,846
550,000	Staples Inc.	11,836,000
228,100	TJX Cos. Inc.	10,369,426
15,100	Tractor Supply Co.	1,023,176

	Total Specialty Retail	40,900,247

Textiles, Apparel & Luxury Goods — 1.8%
320,355	NIKE Inc., Class B Shares	23,187,295
28,700	Warnaco Group Inc.*	1,222,333

	Total Textiles, Apparel & Luxury Goods	24,409,628

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

	TOTAL CONSUMER DISCRETIONARY	$196,328,502

CONSUMER STAPLES — 4.9%

Beverages — 1.0%
215,456	PepsiCo Inc.	13,550,028

Food & Staples Retailing — 1.8%
67,705	CVS/Caremark Corp.	2,344,624
335,000	Walgreen Co.	10,733,400
200,475	Wal-Mart Stores Inc.	10,136,016

	Total Food & Staples Retailing	23,214,040

Household Products — 1.7%
76,400	Avon Products Inc.	2,023,836
336,700	Procter & Gamble Co.	20,569,003

	Total Household Products	22,592,839

Personal Products — 0.4%
101,154	Estee Lauder Cos. Inc. (The), Class A Shares	5,894,244

	TOTAL CONSUMER STAPLES	65,251,151

ENERGY — 7.6%

Energy Equipment & Services — 2.3%
328,950	Halliburton Co.	8,167,829
332,300	National-Oilwell Varco Inc.	12,670,599
671,350	Weatherford International Ltd.*	9,479,462

	Total Energy Equipment & Services	30,317,890

Oil, Gas & Consumable Fuels — 5.3%
119,500	Anadarko Petroleum Corp.	6,253,435
35,800	Cabot Oil & Gas Corp.	1,241,902
37,900	Concho Resources Inc.*	1,972,695
31,600	Continental Resources Inc.(a)*	1,490,256
56,100	Denbury Resources Inc.*	922,845
155,000	EOG Resources Inc.	16,250,199
15,400	InterOil Corp.(a)*	758,912
103,100	Newfield Exploration Co.*	5,367,386
121,100	Noble Energy Inc.	7,204,239
72,850	Occidental Petroleum	6,010,854
348,200	Peabody Energy Corp.	13,565,872
339,850	Suncor Energy Inc.	10,351,831

	Total Oil, Gas & Consumable Fuels	71,390,426

	TOTAL ENERGY	101,708,316

FINANCIALS — 7.2%

Capital Markets — 2.2%
676,100	Bank of New York Mellon Corp. (The)	18,389,920
36,000	Franklin Resources Inc.	3,531,240
234,000	Invesco Ltd.	4,343,040
25,400	Lazard Ltd., Class A Shares	801,116
See Notes to Financial Statements.

Schedules of Investments
 (unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

76,100	Raymond James Financial Inc.	$2,151,347

	Total Capital Markets	29,216,663

Commercial Banks — 0.4%
287,300	Itau Unibanco Banco Multiplo SA, ADR	5,309,304

Consumer Finance — 0.9%
316,700	American Express Co.	12,626,829

Diversified Financial Services — 3.7%
225,000	Bank of America Corp.	3,541,500
40,000	CME Group Inc., Class A Shares	12,666,000
120,000	IntercontinentalExchange Inc.*	13,935,600
430,350	JPMorgan Chase & Co.	17,033,253
73,900	Waddell & Reed Financial Inc., Class A Shares	1,981,259

	Total Diversified Financial Services	49,157,612

	TOTAL FINANCIALS	96,310,408

HEALTH CARE — 17.1%

Biotechnology — 2.1%
292,818	Celgene Corp.*	15,449,078
295,900	Gilead Sciences Inc.*	10,628,728
48,300	United Therapeutics Corp.*	2,473,926

	Total Biotechnology	28,551,732

Health Care Equipment & Supplies — 2.2%
35,800	Beckman Coulter Inc.	2,056,352
548,500	Covidien PLC	23,250,915
20,600	Edwards Lifesciences Corp.*	1,040,918
60,300	ev3 Inc.*	1,140,876
29,500	Hospira Inc.*	1,535,770

	Total Health Care Equipment & Supplies	29,024,831

Health Care Providers & Services — 5.3%
362,750	Aetna Inc.	10,577,790
61,300	Brookdale Senior Living Inc.*	1,078,267
66,400	Catalyst Health Solutions Inc.*	2,542,456
143,600	Express Scripts Inc.*	14,446,160
154,400	McKesson Corp.	10,808,000
268,700	Medco Health Solutions Inc.*	15,490,555
24,000	Mednax Inc.*	1,357,200
449,200	UnitedHealth Group Inc.	13,058,244
41,900	VCA Antech Inc.(a)*	1,091,914

	Total Health Care Providers & Services	70,450,586

Health Care Technology — 0.1%
93,700	Eclipsys Corp.*	1,794,824

Life Sciences Tools & Services — 2.0%
170,000	Illumina Inc.*	7,146,800
102,300	QIAGEN NV(a)*	2,156,484
321,200	Thermo Fisher Scientific Inc.*	16,721,672

See Notes to Financial Statements.

Schedules of Investments
 (unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

	Total Life Sciences Tools & Services	$26,024,956

Pharmaceuticals — 5.4%
384,300	Allergan Inc.	23,131,016
952,570	Elan Corp. PLC, ADR*	5,467,752
175,000	Novo Nordisk, ADR	13,443,500
27,200	Perrigo Co.	1,615,952
308,038	Teva Pharmaceutical Industries Ltd., ADR	16,886,643
524,144	Warner Chilcott PLC, Class A Shares*	12,118,209

	Total Pharmaceuticals	72,663,072

	TOTAL HEALTH CARE	228,510,001

INDUSTRIALS — 9.2%

Aerospace & Defense — 3.3%
93,400	BE Aerospace Inc.*	2,533,008
200,050	Goodrich Corp.	13,883,470
278,600	Honeywell International Inc.	11,915,722
61,700	Precision Castparts Corp.	7,200,390
146,400	United Technologies Corp.	9,864,432

	Total Aerospace & Defense	45,397,022

Air Freight & Logistics — 1.5%
275,000	Expeditors International of Washington Inc.	10,502,250
88,838	FedEx Corp.	7,417,085
63,300	HUB Group Inc., Class A Shares*	1,936,980

	Total Air Freight & Logistics	19,856,315

Airlines — 0.5%
467,400	Delta Air Lines Inc.*	6,347,292

Building Products — 0.1%
28,700	Owens Corning*	956,571

Commercial Services & Supplies — 0.1%
49,300	Republic Services Inc., Class A Shares	1,435,616

Construction & Engineering — 0.3%
59,100	Aecom Technology Corp.*	1,499,958
122,100	Chicago Bridge & Iron Co. NV, Class NY Shares*	2,426,127

	Total Construction & Engineering	3,926,085

Electrical Equipment — 1.4%
34,600	A.O. Smith Corp.	1,613,052
47,900	AMETEK Inc.	1,944,740
321,700	Emerson Electric Co.	14,939,748

	Total Electrical Equipment	18,497,540

Machinery — 1.7%
27,800	CLARCOR Inc.	1,008,028
186,700	Illinois Tool Works Inc.	8,668,481
52,200	Ingersoll-Rand PLC	1,947,582
30,700	Navistar International Corp.*	1,663,326
68,300	Pall Corp.	2,325,615
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

91,900	Parker Hannifin Corp.	$5,648,174
37,500	WABCO Holdings Inc.*	1,140,000

	Total Machinery	22,401,206

Professional Services — 0.1%
41,800	Robert Half International Inc.	1,057,122

Road & Rail — 0.1%
38,800	Landstar System Inc.	1,627,272

Trading Companies & Distributors — 0.1%
18,700	Watsco Inc.	1,094,885

	TOTAL INDUSTRIALS	122,596,926

INFORMATION TECHNOLOGY — 33.3%

Communications Equipment — 4.2%
26,800	Adtran Inc.	735,124
944,650	Cisco Systems Inc.*	21,878,094
221,600	Juniper Networks Inc.*	5,898,992
765,750	QUALCOMM Inc.	27,230,070

	Total Communications Equipment	55,742,280

Computers & Peripherals — 9.6%
270,584	Apple Inc.*	69,583,380
878,400	EMC Corp.*	16,355,808
186,350	Hewlett-Packard Corp.	8,573,964
105,330	International Business Machines Corp.	13,193,636
165,600	NetApp Inc.*	6,239,808
344,000	Teradata Corp.*	10,987,360
50,800	Western Digital Corp.*	1,768,348

	Total Computers & Peripherals	126,702,304

Electronic Equipment & Instruments — 0.3%
47,100	Amphenol Corp., Class A Shares	1,997,040
54,600	Tyco Electronics Ltd.	1,573,572

	Total Electronic Equipment & Instruments	3,570,612

Electronic Equipment, Instruments & Components — 1.0%
158,700	Agilent Technologies Inc.*	5,135,532
445,050	Corning Inc.	7,757,222
77,000	Jabil Circuit Inc.	1,054,130

	Total Electronic Equipment, Instruments & Components	13,946,884

Internet Software & Services — 4.7%
17,900	Baidu.com Inc., ADR	1,310,459
150,454	eBay Inc.*	3,221,220
21,000	Equinix Inc.*	1,932,210
84,130	Google Inc., Class A Shares*	40,818,194
541,400	Verisign Inc.*	15,110,474

	Total Internet Software & Services	62,392,557

IT Services — 3.6%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

38,800	Alliance Data Systems Corp.(a)*	$2,741,608
45,400	Amdocs Ltd.*	1,293,900
30,100	Cognizant Technology Solutions Corp., Class A Shares*	1,506,204
116,400	Genpact Ltd.*	1,965,996
65,952	Mastercard Inc., Class A Shares	13,307,135
382,900	Visa Inc., Class A Shares	27,744,934

	Total IT Services	48,559,777

Semiconductors & Semiconductor Equipment — 3.2%
35,300	Analog Devices Inc.	1,029,701
511,890	Applied Materials Inc.	6,608,500
179,510	Broadcom Corp., Class A Shares	6,196,685
622,722	Intel Corp.	13,338,705
566,100	Marvell Technology Group Ltd.*	10,744,578
289,500	Skyworks Solutions Inc.*	4,611,735

	Total Semiconductors & Semiconductor Equipment	42,529,904

Software — 6.7%
562,200	Adobe Systems Inc.*	18,035,376
17,500	Blackboard Inc.(a)*	700,700
31,800	Check Point Software Technologies*	975,306
499,800	Intuit Inc.*	17,862,852
988,110	Microsoft Corp.	25,493,238
701,400	Oracle Corp.	15,830,598
40,100	Rovi Corp.*	1,497,334
569,100	Symantec Corp.*	8,064,147
69,700	TiVo Inc.*	630,088

	Total Software	89,089,639

	TOTAL INFORMATION TECHNOLOGY	442,533,957

MATERIALS — 2.5%

Chemicals — 2.4%
157,640	Air Products & Chemicals Inc.	10,886,618
33,200	Albemarle Corp.	1,429,592
42,000	Celanese Corp., Series A, Class A Shares	1,204,140
20,300	Ecolab Inc.	958,769
409,200	Syngenta AG, ADR	18,037,536

	Total Chemicals	32,516,655

Metals & Mining — 0.1%
23,300	Allegheny Technologies Inc.	1,274,044

	TOTAL MATERIALS	33,790,699

TELECOMMUNICATION SERVICES — 2.1%

Wireless Telecommunication Services — 2.1%
269,707	American Tower Corp., Class A Shares*	10,931,225
420,000	Crown Castle International Corp.*	15,552,600
59,700	NII Holdings Inc.*	2,177,259

	Total Wireless Telecommunication Services	28,661,084

	TOTAL TELECOMMUNICATION SERVICES	28,661,084

	TOTAL COMMON STOCKS
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

	(Cost — $1,138,043,171)	$1,315,691,044

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,138,043,171)	1,315,691,044

Face
Amount

SHORT-TERM INVESTMENTS (b) — 2.4%
MONEY MARKET FUND — 0.8%
10,757,315	The AIM STIT — Liquid Asset Portfolio(c)
	(Cost — 10,757,315)	10,757,315

TIME DEPOSITS — 1.3%
16,809,792	Bank of America — Toronto, 0.030% due 06/01/2010	16,809,792
3,518	BBH — Grand Cayman, 0.030% due 06/01/2010	3,518

	TOTAL TIME DEPOSITS
	(Cost — $16,813,310)	16,813,310

U.S. GOVERNMENT AGENCY — 0.3%
4,515,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.060% due 6/1/10(d)
	(Cost — $4,514,970)	4,514,970

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $32,085,595)	32,085,595

	TOTAL INVESTMENTS — 101.0%
	(Cost — $1,170,128,766#)	1,347,776,639

	Liabilities in Excess of Other Assets — (1.0)%	(13,642,422)
	TOTAL NET ASSETS — 100.0%	$1,334,134,217

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.6%.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR — American Depositary Receipts
PLC — Public Limited Company
Summary of Investments by Security Sector^

Information Technology	32.9%
Health Care	17.0
Consumer Discretionary	14.6
Industrials	9.1
Energy	7.5
Financials	7.1
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Consumer Staples	4.8
Materials	2.5
Telecommunication Services	2.1
Short-Term Investments	2.4

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 97.4%

CONSUMER DISCRETIONARY — 7.2%

Auto Components — 0.1%
33,400	BorgWarner Inc.*	$1,244,484

Distributors — 0.7%
220,900	Genuine Parts Co.	8,970,749

Diversified Consumer Services — 0.2%
159,000	H&R Block Inc.	2,556,720

Hotels, Restaurants & Leisure — 0.4%
111,700	Burger King Holdings Inc.	2,123,417
98,000	Carnival Corp.	3,550,540

	Total Hotels, Restaurants & Leisure	5,673,957

Household Durables — 0.2%
35,600	Mohawk Industries Inc.*	1,999,296

Leisure Equipment & Products — 0.6%
355,300	Mattel Inc.	7,695,798

Media — 2.3%
323,900	Comcast Corp., Class A Shares	5,859,351
228,000	DIRECTV, Class A Shares*	8,593,320
175,500	McGraw-Hill Cos., Inc. (The)	4,878,900
71,300	Omnicom Group Inc.	2,705,835
288,001	Time Warner Inc.	8,925,151

	Total Media	30,962,557

Multiline Retail — 0.9%
62,300	Kohl’s Corp.*	3,161,725
157,680	Target Corp.	8,598,290

	Total Multiline Retail	11,760,015

Specialty Retail — 0.4%
3,200	AutoZone Inc.*	610,816
99,100	Best Buy Co. Inc.	4,186,975

	Total Specialty Retail	4,797,791

Textiles, Apparel & Luxury Goods — 1.4%
86,600	NIKE Inc., Class B Shares	6,268,108
154,700	V. F. Corp.	11,966,045

	Total Textiles, Apparel & Luxury Goods	18,234,153

	TOTAL CONSUMER DISCRETIONARY	93,895,520

CONSUMER STAPLES — 14.0%

Beverages — 1.0%
123,800	Diageo PLC, ADR	7,586,464
91,400	PepsiCo Inc.	5,748,146

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

	Total Beverages	$13,334,610

Food & Staples Retailing — 1.8%
518,700	CVS/Caremark Corp.	17,962,581
133,100	Kroger Co.	2,679,303
77,700	Sysco Corp.	2,316,237

	Total Food & Staples Retailing	22,958,121

Food Products — 4.8%
470,000	Archer-Daniels-Midland Co.	11,876,900
76,800	Campbell Soup Co.	2,750,208
231,500	HJ Heinz Co.	10,227,670
495,500	Kraft Foods Inc., Class A Shares	14,171,300
130,400	Ralcorp Holdings Inc.*	7,833,128
551,300	Unilever NV, NY Registered Shares	15,056,003

	Total Food Products	61,915,209

Household Products — 2.0%
76,700	Colgate-Palmolive Co.	5,989,503
336,700	Kimberly-Clark Corp.	20,437,690

	Total Household Products	26,427,193

Tobacco — 4.4%
1,631,300	Altria Group Inc.	33,099,077
410,000	Philip Morris International Inc.	18,089,200
113,400	Reynolds American Inc.	5,912,676

	Total Tobacco	57,100,953

	TOTAL CONSUMER STAPLES	181,736,086

ENERGY — 13.9%

Energy Equipment & Services — 1.6%
171,700	Diamond Offshore Drilling Inc.(a)	10,834,270
152,700	Nabors Industries Ltd.*	2,905,881
136,000	National-Oilwell Varco Inc.	5,185,680
55,300	Pride International Inc.*	1,369,781

	Total Energy Equipment & Services	20,295,612

Oil, Gas & Consumable Fuels — 12.3%
196,400	Apache Corp.	17,585,656
139,800	BP PLC, ADR	6,004,410
296,900	Chesapeake Energy Corp.	6,632,746
446,350	Chevron Corp.	32,971,874
60,600	Cimarex Energy Co.	4,452,888
510,700	ConocoPhillips	26,484,902
130,000	Devon Energy Corp.	8,300,500
13,300	EOG Resources Inc.	1,394,372
109,800	Exxon Mobil Corp.	6,638,508
212,000	Hess Corp.	11,278,400
378,500	Marathon Oil Corp.	11,767,565
99,600	Royal Dutch Shell PLC, Class A Shares, ADR	5,219,040
51,800	Southwestern Energy Co.*	1,948,198
209,000	Total SA, ADR	9,745,670
260,000	XTO Energy Inc.	11,112,400

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

	Total Oil, Gas & Consumable Fuels	$161,537,129

	TOTAL ENERGY	181,832,741

FINANCIALS — 13.8%

Capital Markets — 2.8%
171,000	AllianceBernstein Holding LP(a)*	4,854,690
181,400	Ameriprise Financial Inc.	7,217,906
279,000	Bank of New York Mellon Corp. (The)	7,588,800
76,200	Goldman Sachs Group Inc. (The)	10,992,612
141,600	State Street Corp.	5,404,872

	Total Capital Markets	36,058,880

Commercial Banks — 1.2%
98,250	HSBC Holdings PLC, ADR(a)	4,456,620
89,700	PNC Financial Services Group Inc.	5,628,675
178,300	Wells Fargo & Co.	5,115,427

	Total Commercial Banks	15,200,722

Diversified Financial Services — 0.9%
389,500	Bank of America Corp.	6,130,730
155,800	JPMorgan Chase & Co.	6,166,564

	Total Diversified Financial Services	12,297,294

Insurance — 6.4%
245,000	ACE Ltd.	12,044,200
13,235	Alleghany Corp.*	3,865,944
46,100	Allied World Assurance Co. Holdings Ltd.	2,070,351
457,400	Allstate Corp. (The)	14,010,162
39,100	Arch Capital Group Ltd.*	2,874,632
100,400	Brown & Brown Inc.	1,967,840
236,100	Fidelity National Financial Inc., Class A Shares	3,404,562
279,100	MetLife Inc.	11,300,759
125,600	The Progressive Corp.	2,460,504
385,550	The Travelers Cos., Inc.	19,073,158
75,000	W.R. Berkley Corp.	2,044,500
300,000	Willis Group Holdings PLC	9,186,000

	Total Insurance	84,302,612

Real Estate Investment Trusts (REITs) — 1.6%
863,800	Annaly Capital Management Inc.	14,650,048
142,500	Health Care REIT Inc.	6,138,900

	Total Real Estate Investment Trusts (REITs)	20,788,948

Thrifts & Mortgage Finance — 0.9%
443,100	Hudson City Bancorp Inc.	5,587,491
366,900	New York Community Bancorp Inc.(a)	5,888,745

	Total Thrifts & Mortgage Finance	11,476,236

	TOTAL FINANCIALS	180,124,692

HEALTH CARE — 12.6%

Health Care Equipment & Supplies — 2.9%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

390,000	Baxter International Inc.	$16,469,700
156,400	Hospira Inc.*	8,142,184
137,300	Medtronic Inc.	5,379,414
154,900	St. Jude Medical Inc.*	5,783,966
43,000	Stryker Corp.	2,280,290

	Total Health Care Equipment & Supplies	38,055,554

Health Care Providers & Services — 1.6%
290,000	Aetna Inc.	8,456,400
68,900	CIGNA Corp.	2,306,083
78,600	McKesson Corp.	5,502,000
169,700	UnitedHealth Group Inc.	4,933,179

	Total Health Care Providers & Services	21,197,662

Pharmaceuticals — 8.1%
255,000	Abbott Laboratories	12,127,800
199,850	AstraZeneca PLC, ADR(a)	8,443,663
359,550	Bristol-Myers Squibb Co.	8,345,156
390,100	Eli Lilly & Co.	12,791,379
321,800	GlaxoSmithKline PLC, ADR	10,767,428
338,400	Johnson & Johnson	19,728,720
1,603,200	Pfizer Inc.	24,416,735
142,200	Teva Pharmaceutical Industries Ltd., ADR	7,795,404

	Total Pharmaceuticals	104,416,285

	TOTAL HEALTH CARE	163,669,501

INDUSTRIALS — 12.5%

Aerospace & Defense — 3.6%
99,800	Boeing Co. (The)	6,405,164
96,300	General Dynamics Corp.	6,538,770
295,000	Honeywell International Inc.	12,617,150
38,700	L-3 Communications Holdings Inc.	3,197,781
72,600	Lockheed Martin Corp.	5,802,192
90,700	Northrop Grumman Corp.	5,486,443
32,100	Rockwell Collins Inc.	1,872,714
82,600	United Technologies Corp.	5,565,588

	Total Aerospace & Defense	47,485,802

Commercial Services & Supplies — 1.1%
96,100	Cintas Corp.	2,498,600
284,600	R.R. Donnelley & Sons Co.	5,452,936
176,500	Waste Management Inc.	5,738,015

	Total Commercial Services & Supplies	13,689,551

Construction & Engineering — 0.9%
59,100	Jacobs Engineering Group Inc.*	2,468,016
402,000	KBR Inc.	8,835,960

	Total Construction & Engineering	11,303,976

Containers & Packaging — 0.8%
347,000	Pactiv Corp.*	9,917,260

Electrical Equipment — 1.0%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value
| |
42,300	Acuity Brands Inc.(a)	$1,739,799
176,000	Cooper Industries PLC	8,266,720
57,800	Hubbell Inc., Class B Shares	2,465,170

	Total Electrical Equipment	12,471,689

Industrial Conglomerates — 1.8%
152,350	3M Co.	12,082,879
769,450	General Electric Co.	12,580,507

	Total Industrial Conglomerates	24,663,386

Machinery — 0.8%
68,700	Caterpillar Inc.	4,174,212
85,500	Danaher Corp.	6,786,990

	Total Machinery	10,961,202

Professional Services — 0.7%
28,800	Dun & Bradstreet Corp.	2,102,112
89,700	Equifax Inc.	2,713,425
29,200	Manpower Inc.	1,334,732
21,100	Robert Half International Inc.	533,619
42,200	Towers Watson & Co., Class A Shares	1,941,200

	Total Professional Services	8,625,088

Road & Rail — 1.8%
229,000	Norfolk Southern Corp.	12,929,340
50,100	Ryder System Inc.	2,251,494
115,000	Union Pacific Corp.	8,214,450

	Total Road & Rail	23,395,284

	TOTAL INDUSTRIALS	162,513,238

INFORMATION TECHNOLOGY — 13.0%

Communications Equipment — 0.8%
124,800	Harris Corp.	5,854,368
421,750	Nokia Corp., ADR	4,268,110

	Total Communications Equipment	10,122,478

Computers & Peripherals — 0.9%
94,200	International Business Machines Corp.	11,799,492

Electronic Equipment, Instruments & Components — 3.0%
98,400	Arrow Electronics Inc.*	2,684,352
102,300	Avnet Inc.*	2,938,056
700,000	Corning Inc.	12,201,000
1,820,000	Flextronics International Ltd.*	11,939,200
548,600	Ingram Micro Inc., Class A Shares*	9,304,256

	Total Electronic Equipment, Instruments & Components	39,066,864

IT Services — 2.2%
141,000	DST Systems Inc.	5,403,120
78,900	Hewitt Associates Inc., Class A Shares*	2,939,025
156,700	SAIC Inc.*	2,693,673
173,700	Total System Services Inc.	2,536,020
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

921,600	Western Union Co.	$14,708,736

	Total IT Services	28,280,574

Office Electronics — 0.4%
567,600	Xerox Corp.	5,284,356

Semiconductors & Semiconductor Equipment — 3.9%
71,500	Analog Devices Inc.	2,085,655
1,026,000	Applied Materials Inc.	13,245,660
1,165,750	Intel Corp.	24,970,365
154,500	National Semiconductor Corp.	2,170,725
1,120,000	ON Semiconductor Corp.*	8,187,200

	Total Semiconductors & Semiconductor Equipment	50,659,605

Software — 1.8%
158,300	Microsoft Corp.	4,084,140
263,700	Oracle Corp.	5,951,709
790,000	Symantec Corp.*	11,194,300
102,200	Synopsys Inc.*	2,189,124

	Total Software	23,419,273

	TOTAL INFORMATION TECHNOLOGY	168,632,642

MATERIALS — 1.9%

Chemicals — 1.2%
187,150	EI Du Pont de Nemours & Co.	6,769,216
66,200	Lubrizol Corp.	5,863,334
64,400	PPG Industries Inc.	4,126,108

	Total Chemicals	16,758,658

Metals & Mining — 0.7%
121,600	Freeport-McMoRan Copper & Gold Inc.	8,518,080

	TOTAL MATERIALS	25,276,738

TELECOMMUNICATION SERVICES — 4.3%

Diversified Telecommunication Services — 3.7%
757,334	AT&T Inc.	18,403,216
174,013	CenturyTel Inc.	5,973,866
638,000	Verizon Communications Inc.	17,557,760
561,000	Windstream Corp.	5,985,870

	Total Diversified Telecommunication Services	47,920,712

Wireless Telecommunication Services — 0.6%
390,400	Vodafone Group PLC, ADR	7,847,040

	TOTAL TELECOMMUNICATION SERVICES	55,767,752

UTILITIES — 4.2%

Electric Utilities — 2.5%
189,700	American Electric Power Co., Inc.	6,062,812
181,600	Edison International	5,876,576
80,200	Entergy Corp.	6,020,614
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

155,500	FPL Group Inc.	$7,764,115
239,400	PPL Corp.	6,178,914
67,800	Westar Energy Inc.	1,491,600

	Total Electric Utilities	33,394,631

Multi-Utilities — 1.5%
235,700	Ameren Corp.	5,812,362
175,000	Dominion Resources Inc.	6,818,000
61,600	OGE Energy Corp.	2,244,704
58,000	SCANA Corp.	2,104,820
100,000	Xcel Energy Inc.	2,049,000

	Total Multi-Utilities	19,028,886

Water Utilities — 0.2%
110,600	American Water Works Co., Inc.	2,249,604

	TOTAL UTILITIES	54,673,121

	TOTAL COMMON STOCKS
	(Cost — $1,202,375,939)	1,268,122,031

WARRANTS — 0.5%

FINANCIALS — 0.5%

Diversified Financial Services — 0.5%
700,000	Bank of America Corp., expires 1/16/19*
	(Cost — $6,920,349)	6,160,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,209,296,288)	1,274,282,031

Face
Amount

SHORT-TERM INVESTMENTS (b) — 3.7%
MONEY MARKET FUND — 1.4%
18,214,241	The AIM STIT — Liquid Assets Portfolio(c)
	(Cost — 18,214,241)	18,214,241

TIME DEPOSITS — 2.3%
6,419,884	Bank of America — Toronto, 0.030% due 06/01/2010	6,419,884
15,532,068	BBH — Grand Cayman, 0.030% due 06/01/2010	15,532,068
7,400,414	JPMorgan Chase & Co. — London, 0.030% due 06/01/2010	7,400,414
	TOTAL TIME DEPOSITS

	(Cost — $29,352,366)	29,352,366

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $47,566,607)	47,566,607

	TOTAL INVESTMENTS — 101.6%
	(Cost — $1,256,862,895#)	1,321,848,638

	Liabilities in Excess of Other Assets — (1.6)%	(20,953,361)

	TOTAL NET ASSETS — 100.0%	$1,300,895,277

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.3%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^

Financials	14.1%
Energy	13.8
Consumer Staples	13.7
Information Technology	12.8
Health Care	12.4
Industrials	12.3
Consumer Discretionary	7.1
Telecommunication Services	4.2
Utilities	4.1
Materials	1.9
Short-Term Investments	3.6

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 98.3%

CONSUMER DISCRETIONARY — 20.4%

Auto Components — 2.0%
236,900	Tenneco Inc.*	$5,249,704
160,100	Westport Innovations Inc.*	2,611,231
133,200	Wonder Auto Technology Inc.(a)*	1,106,892

	Total Auto Components	8,967,827

Diversified Consumer Services — 5.1%
64,300	Accretive Health Inc.*	833,971
334,400	ChinaCast Education Corp.*	2,210,384
86,000	Coinstar Inc.(a)*	4,614,760
250,600	Grand Canyon Education Inc.*	6,154,736
145,250	K12 Inc.(a)*	3,634,155
209,700	National American University Holdings Inc.	1,690,182
586,000	Stewart Enterprises Inc., Class A Shares(a)	3,557,020

	Total Diversified Consumer Services	22,695,208

Hotels, Restaurants & Leisure — 2.1%
122,300	7 Days Group Holdings Ltd., ADR*	1,445,586
63,600	CEC Entertainment Inc.*	2,571,984
83,400	Red Robin Gourmet Burgers Inc.*	1,718,874
313,595	Sonic Corp.(a)*	3,308,427

	Total Hotels, Restaurants & Leisure	9,044,871

Household Durables — 0.5%
243,200	Deer Consumer Products Inc.(a)*	2,059,904

Internet & Catalog Retail — 1.5%
45,040	NetFlix Inc.(a)*	5,006,196
64,900	NutriSystem Inc.(a)	1,444,025

	Total Internet & Catalog Retail	6,450,221

Media — 1.0%
194,200	MDC Partners Inc., Class A Shares	2,365,356
77,200	Rentrak Corp.*	1,818,832

	Total Media	4,184,188

Specialty Retail — 5.9%
101,100	Aaron’s Inc.(a)	2,019,978
83,700	Aeropostale Inc.*	2,319,327
100,600	AnnTaylor Stores Corp.*	2,177,990
149,159	bebe stores inc.	1,021,739
435,450	Chico’s FAS Inc.	5,325,554
154,400	Collective Brands Inc.*	3,455,472
69,200	Genesco Inc.*	2,153,504
39,200	Gymboree Corp.*	1,747,536
89,900	J Crew Group Inc.*	4,103,036
81,100	Vitamin Shoppe Inc.*	2,077,782

	Total Specialty Retail	26,401,918

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value
| |
Textiles, Apparel & Luxury Goods — 2.3%
64,800	Lululemon Athletica Inc.(a)*	$2,647,728
156,500	Timberland Co., Class A Shares*	3,006,365
163,400	True Religion Apparel Inc.(a)*	4,511,474

	Total Textiles, Apparel & Luxury Goods	10,165,567

	TOTAL CONSUMER DISCRETIONARY	89,969,704

CONSUMER STAPLES — 0.8%

Beverages — 0.3%
205,800	Heckmann Corp.*	1,098,972

Food & Staples Retailing — 0.3%
236,300	QKL Stores Inc.(a)*	1,231,123

Personal Products — 0.2%
97,100	China-Biotics Inc.*	1,390,472

	TOTAL CONSUMER STAPLES	3,720,567

ENERGY — 9.0%

Energy Equipment & Services — 6.0%
206,380	Exterran Holdings Inc.(a)*	5,262,690
292,300	Key Energy Services Inc.*	2,794,388
50,950	Oil States International Inc.*	1,989,088
187,800	Patterson UTI Energy Inc.	2,634,834
285,200	Pioneer Drilling Co.*	1,691,236
183,200	Rowan Cos., Inc.*	4,536,032
347,600	Superior Energy Services Inc.*	7,563,776

	Total Energy Equipment & Services	26,472,044

Oil, Gas & Consumable Fuels — 3.0%
114,210	Alpha Natural Resources Inc.*	4,382,238
200,100	China Integrated Energy Inc.*	1,874,937
672,000	International Coal Group Inc.*	2,909,760
143,400	T-3 Energy Services Inc.*	3,824,478

	Total Oil, Gas & Consumable Fuels	12,991,413

	TOTAL ENERGY	39,463,457

FINANCIALS — 2.5%

Capital Markets — 1.7%
71,500	Greenhill & Co., Inc.(a)	4,954,235
52,900	Stifel Financial Corp.*	2,680,443

	Total Capital Markets	7,634,678

Commercial Banks — 0.8%
203,400	East-West Bancorp Inc.	3,457,800

	TOTAL FINANCIALS	11,092,478

HEALTH CARE — 22.8%

Biotechnology — 7.3%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

147,700	Acorda Therapeutics Inc.*	$5,077,926
118,430	Alexion Pharmaceuticals Inc.*	5,925,052
611,600	Allos Therapeutics Inc.(a)*	4,379,056
237,400	Amylin Pharmaceuticals Inc.*	3,921,848
56,000	Cephalon Inc.(a)*	3,296,160
91,700	Cubist Pharmaceuticals Inc.*	1,971,550
24,200	InterMune Inc.(a)*	218,768
99,800	United Therapeutics Corp.*	5,111,756
64,950	Vertex Pharmaceuticals Inc.*	2,246,621

	Total Biotechnology	32,148,737

Health Care Equipment & Supplies — 7.5%
251,300	American Medical Systems Holdings Inc.*	5,669,328
155,800	Arthrocare Corp.*	4,582,078
304,000	ev3 Inc.*	5,751,680
214,838	Immucor Inc.*	4,219,418
199,000	Masimo Corp.	4,405,860
37,900	NuVasive Inc.(a)*	1,488,333
101,730	Orthofix International NV*	3,244,170
543,700	Spectranetics Corp.*	3,240,452

	Total Health Care Equipment & Supplies	32,601,319

Health Care Providers & Services — 3.7%
74,800	Genoptix Inc.(a)*	1,994,168
577,800	Health Management Associates Inc., Class A Shares*	5,373,540
109,200	Health Net Inc.*	2,691,780
51,800	Mednax Inc.*	2,929,290
367,800	Sun Healthcare Group Inc.*	3,350,658

	Total Health Care Providers & Services	16,339,436

Life Sciences Tools & Services — 2.7%
38,950	Dionex Corp.*	3,067,313
101,300	Illumina Inc.*	4,258,652
80,900	Kendle International Inc.*	1,140,690
140,000	PerkinElmer Inc.	3,176,600

	Total Life Sciences Tools & Services	11,643,255

Pharmaceuticals — 1.6%
255,400	Adolor Corp.*	413,748
97,700	Medicis Pharmaceutical Corp., Class A Shares	2,265,663
323,600	Questcor Pharmaceuticals Inc.*	3,064,492
249,400	Santarus Inc.*	720,766
70,200	XenoPort Inc.(a)*	697,086

	Total Pharmaceuticals	7,161,755

	TOTAL HEALTH CARE	99,894,502

INDUSTRIALS — 12.7%

Aerospace & Defense — 1.7%
127,750	Hexcel Corp.*	2,040,168
77,040	Triumph Group Inc.	5,347,346

	Total Aerospace & Defense	7,387,514

Commercial Services & Supplies — 1.0%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

218,400	The Geo Group Inc.*	$4,608,240

Construction & Engineering — 1.1%
134,100	Orion Marine Group Inc.*	2,038,320
126,100	Tutor Perini Corp.*	2,812,030

	Total Construction & Engineering	4,850,350

Electrical Equipment — 1.0%
135,000	Advanced Energy Industries Inc.*	1,668,600
99,400	Harbin Electric Inc.(a)*	1,972,096
196,200	JA Solar Holdings Co., Ltd., ADR(a)*	955,494

	Total Electrical Equipment	4,596,190

Machinery — 3.5%
62,400	CLARCOR Inc.	2,262,624
257,300	Colfax Corp.*	3,069,589
69,310	Gardner Denver Inc.	3,156,377
78,400	WABCO Holdings Inc.*	2,383,360
97,300	Wabtec Corp.	4,217,955

	Total Machinery	15,089,905

Professional Services — 1.1%
78,950	Huron Consulting Group Inc.*	1,849,009
49,500	ICF International Inc.*	1,110,285
132,900	Team Health Holdings Inc.*	1,702,449

	Total Professional Services	4,661,743

Road & Rail — 2.0%
113,800	J.B. Hunt Transport Services Inc.	3,929,514
70,800	Old Dominion Freight Line Inc.*	2,523,312
164,300	Roadrunner Transportation Systems Inc.*	2,306,772

	Total Road & Rail	8,759,598

Trading Companies & Distributors — 0.5%
36,200	Watsco Inc.(a)	2,119,510

Transportation Infrastructure — 0.8%
150,340	Aegean Marine Petroleum Network Inc.(a)	3,463,834

	TOTAL INDUSTRIALS	55,536,884

INFORMATION TECHNOLOGY — 28.0%

Communications Equipment — 3.2%
54,600	DG FastChannel Inc.*	2,318,862
223,100	Emulex Corp.*	2,338,088
149,800	Finisar Corp.(a)*	2,276,960
192,100	Oclaro Inc.*	2,595,271
74,550	Polycom Inc.*	2,238,737
58,300	Riverbed Technology Inc.*	1,558,359
57,400	Tekelec*	822,829

	Total Communications Equipment	14,149,106

Computers & Peripherals — 1.8%
505,800	Isilon Systems Inc.*	6,909,228
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

73,900	Xyratex Ltd.	$1,199,397

	Total Computers & Peripherals	8,108,625

Diversified Consumer Services — 0.5%
52,300	American Public Education Inc.*	2,138,547

Electronic Equipment, Instruments & Components — 0.2%
159,400	SMART Modular Technologies WWH Inc.*	978,716

Internet Software & Services — 3.5%
16,700	Equinix Inc.*	1,536,567
127,700	GSI Commerce Inc.(a)*	3,596,032
278,200	KIT Digital Inc.*	3,068,546
72,100	QuinStreet Inc.(a)*	1,001,469
185,600	SAVVIS Inc.*	3,480,928
295,200	Terremark Worldwide Inc.(a)*	2,216,952

	Total Internet Software & Services	14,900,494

IT Services — 0.7%
184,700	Acxiom Corp.*	3,215,627

Semiconductors & Semiconductor Equipment — 5.7%
82,600	Atheros Communications Inc.*	2,808,400
125,350	ATMI Inc.*	2,030,670
133,600	Cavium Networks Inc.*	3,551,088
137,700	Cypress Semiconductor Corp.*	1,568,403
116,200	EZchip Semiconductor Ltd.	2,016,070
248,100	Integrated Device Technology Inc.*	1,448,904
54,300	Monolithic Power Systems Inc.*	1,042,017
93,800	Netlogic Microsystems Inc.(a)*	2,698,626
67,900	Omnivision Technologies Inc.*	1,309,791
31,800	Power Integrations Inc.	1,080,564
36,800	Silicon Laboratories Inc.*	1,671,824
65,450	Varian Semiconductor Equipment Associates Inc.*	2,034,841
143,400	Verigy Ltd.(a)*	1,456,944

	Total Semiconductors & Semiconductor Equipment	24,718,142

Software — 12.4%
34,900	Ansys Inc.*	1,526,177
48,500	AsiaInfo Holdings Inc.*	1,039,355
501,000	Cadence Design Systems Inc.*	3,356,700
128,500	Commvault Systems Inc.*	2,896,390
75,800	Concur Technologies Inc.*	3,206,340
156,800	DJSP Enterprises Inc.*	1,000,384
136,900	Fortinet Inc.(a)*	2,234,208
104,200	Informatica Corp.*	2,688,360
92,700	MICROS Systems Inc.*	3,170,340
181,451	Net 1 UEPS Technologies Inc.*	2,598,378
53,500	NICE Systems Ltd., ADR*	1,595,370
523,100	Nuance Communications Inc.*	8,911,008
240,700	Quest Software Inc.*	4,658,748
115,700	Red Hat Inc.*	3,391,167
194,050	SolarWinds Inc.(a)*	3,679,188
129,500	Sonic Solutions Inc.(a)*	1,539,755
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

351,800	SonicWALL Inc.*	$3,204,898
66,300	Ultimate Software Group Inc.(a)*	2,268,123
51,300	VanceInfo Technologies Inc., ADR*	1,109,619

	Total Software	54,074,508

	TOTAL INFORMATION TECHNOLOGY	122,283,765

MATERIALS — 2.1%

Chemicals — 0.9%
226,000	Chemspec International Ltd., ADR	1,740,200
214,700	Flotek Industries Inc.(a)*	309,168
286,400	Yongye International Inc.(a)*	2,145,136

	Total Chemicals	4,194,504

Metals & Mining — 0.8%
172,800	China Gerui Advanced Materials Group Ltd.(a)*	1,047,168
262,000	Jaguar Mining Inc.(a)*	2,365,860

	Total Metals & Mining	3,413,028

Paper & Forest Products — 0.4%
185,300	Orient Paper Inc.*	1,712,172

	TOTAL MATERIALS	9,319,704

	TOTAL COMMON STOCKS
	(Cost — $361,660,038)	431,281,061

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $361,660,038)	431,281,061

Face
Amount

SHORT-TERM INVESTMENTS (b) — 18.4%
MONEY MARKET FUND — 15.3%
67,137,194	The AIM STIT — Liquid Assets Portfolio(c)
	(Cost — 67,137,194)	67,137,194

TIME DEPOSITS — 3.1%
13,759,438	Bank of America — Toronto, 0.030% due 06/01/2010
	(Cost — 13,759,438)	13,759,438

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $80,896,632)	80,896,632

	TOTAL INVESTMENTS — 116.7%
	(Cost — $442,556,670#)	512,177,693

	Liabilities in Excess of Other Assets — (16.7)%	(73,209,383)

	TOTAL NET ASSETS — 100.0%	$438,968,310

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.1%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
Summary of Investments by Security Sector^

Information Technology	23.9%
Health Care	19.5
Consumer Discretionary	17.6
Industrials	10.8
Energy	7.7
Financials	2.2
Materials	1.8
Consumer Staples	0.7
Short-Term Investments	15.8

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 97.9%

CONSUMER DISCRETIONARY — 15.4%

Auto Components — 1.6%
16,000	Autoliv Inc.*	$760,000
523,512	Modine Manufacturing Co.*	6,083,209

	Total Auto Components	6,843,209

Automobiles — 0.6%
92,600	Thor Industries Inc.	2,700,216

Diversified Consumer Services — 0.6%
213,200	Service Corporation International	1,820,728
30,400	Weight Watchers International Inc.	833,568

	Total Diversified Consumer Services	2,654,296

Hotels, Restaurants & Leisure — 1.1%
42,200	Brinker International Inc.	750,316
29,800	CEC Entertainment Inc.*	1,205,112
58,200	International Speedway Corp., Class A Shares	1,623,198
53,100	Jack in the Box Inc.*	1,191,564

	Total Hotels, Restaurants & Leisure	4,770,190

Household Durables — 0.4%
51,400	MDC Holdings Inc.	1,612,932

Leisure Equipment & Products — 2.1%
302,264	Arctic Cat Inc.*	3,466,968
210,142	Brunswick Corp.	3,671,181
124,100	Sturm Ruger & Co., Inc.(a)	1,953,334

	Total Leisure Equipment & Products	9,091,483

Media — 0.3%
42,500	Meredith Corp.(a)	1,427,575

Multiline Retail — 0.9%
296,034	Fred’s Inc., Class A Shares	4,052,705

Specialty Retail — 5.9%
75,750	Aaron’s Inc.(a)	1,513,485
51,900	bebe stores inc.	355,515
49,700	Buckle Inc. (The)(a)	1,766,835
28,400	Childrens Place Retail Stores Inc. (The)*	1,338,492
34,100	Collective Brands Inc.*	763,158
48,000	Finish Line Inc. (The), Class A Shares	799,200
40,700	Genesco Inc.*	1,266,584
45,400	Men’s Wearhouse Inc.	986,996
1,250,000	Pacific Sunwear Of California*	5,087,500
46,500	PetSmart Inc.	1,476,840
79,900	RadioShack Corp.	1,633,156
299,494	Regis Corp.(a)	5,507,695
65,975	Stage Stores Inc.	934,866
55,900	The Cato Corp., Class A Shares	1,326,507

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

	Total Specialty Retail	$24,756,829

Textiles, Apparel & Luxury Goods — 1.9%
55,900	Movado Group Inc.*	686,452
34,500	Phillips-Van Heusen Corp.	1,888,185
35,400	Unifirst Corp.	1,593,000
29,800	Warnaco Group Inc.*	1,269,182
91,000	Wolverine World Wide Inc.	2,611,700

	Total Textiles, Apparel & Luxury Goods	8,048,519

	TOTAL CONSUMER DISCRETIONARY	65,957,954

CONSUMER STAPLES — 7.2%

Beverages — 1.5%
723,303	Cott Corp.*	5,301,811
53,500	Embotelladora Andina SA, Class B Shares, ADR	1,099,960

	Total Beverages	6,401,771

Food & Staples Retailing — 1.2%
45,500	Casey’s General Stores Inc.	1,677,585
49,700	Ruddick Corp.	1,641,094
47,600	Weis Markets Inc.	1,607,452

	Total Food & Staples Retailing	4,926,131

Food Products — 3.3%
53,300	Cal-Maine Foods Inc.	1,725,321
365,765	Chiquita Brands International Inc.(a)*	4,517,198
62,800	Corn Products International Inc.	2,094,380
322,200	Del Monte Foods Co.	4,697,676
26,800	The J.M. Smucker Co.	1,479,896

	Total Food Products	14,514,471

Household Products — 0.4%
54,200	WD-40 Co.	1,769,088

Personal Products — 0.4%
35,900	Herbalife Ltd.	1,620,885

Tobacco — 0.4%
38,700	Universal Corp.	1,581,669

	TOTAL CONSUMER STAPLES	30,814,015

ENERGY — 6.1%

Energy Equipment & Services — 1.1%
110,161	Spectrum Brands Inc.*	3,055,866
35,100	Tidewater Inc.	1,467,531

	Total Energy Equipment & Services	4,523,397

Oil, Gas & Consumable Fuels — 5.0%
66,200	Berry Petroleum Co., Class A Shares	2,034,988
28,700	Cimarex Energy Co.	2,108,876
74,000	EXCO Resources Inc.	1,276,500
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

48,400	Forest Oil Corp.*	$1,289,376
52,600	Frontline Ltd.(a)	1,730,014
71,700	Holly Corp.(a)	1,857,030
59,900	Newfield Exploration Co.*	3,118,394
75,100	Southern Union Co.	1,634,927
76,500	Tsakos Energy Navigation Ltd.	1,093,185
44,700	Whiting Petroleum Corp.*	3,741,837
65,200	World Fuel Services Corp.	1,697,156

	Total Oil, Gas & Consumable Fuels	21,582,283

	TOTAL ENERGY	26,105,680

FINANCIALS — 14.7%

Capital Markets — 0.7%
72,600	Federated Investors Inc., Class B Shares(a)	1,612,446
48,900	Raymond James Financial Inc.	1,382,403

	Total Capital Markets	2,994,849

Commercial Banks — 4.6%
83,100	Bank of Hawaii Corp.	3,991,293
106,300	Boston Private Financial Holdings Inc.(a)	778,116
49,100	Community Bank System Inc.(a)	1,121,935
33,100	Cullen/Frost Bankers Inc.	1,816,528
44,100	CVB Financial Corp.(a)	437,913
134,985	East-West Bancorp Inc.	2,294,745
59,100	First Financial Bancorp	939,395
54,900	First Midwest Bancorp Inc.	761,463
48,945	Hancock Holding Co.	1,871,167
60,800	Independent Bank Corp.	1,472,576
82,300	NBT Bancorp Inc.	1,806,485
25,300	S&T Bancorp Inc.(a)	545,721
206,400	Sterling Bancshares Inc.	1,104,240
10,100	Univest Corp. of Pennsylvania	194,526
29,300	WesBanco Inc.	551,426

	Total Commercial Banks	19,687,529

Consumer Finance — 0.4%
354,600	Advance America Cash Advance Centers Inc.	1,712,718

Insurance — 4.7%
181,200	American Equity Investment Life Holding Co.	1,705,092
64,100	American Financial Group Inc.	1,788,390
62,150	Delphi Financial Group Inc., Class A Shares	1,614,036
57,100	Harleysville Group Inc.	1,863,173
82,700	Infinity Property & Casualty Corp.	3,870,359
75,500	Platinum Underwriters Holdings Ltd.	2,779,155
29,600	RLI Corp.(a)	1,631,552
124,900	Selective Insurance Group	1,948,440
18,200	StanCorp Financial Group Inc.	778,778
44,646	Validus Holdings Ltd.	1,096,506
41,300	W.R. Berkley Corp.	1,125,838

	Total Insurance	20,201,319

Real Estate Investment Trusts (REITs) — 4.3%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

91,364	Brandywine Realty Trust	$1,058,909
421,100	Chimera Investment Corp.	1,659,134
77,300	Education Realty Trust Inc.	491,628
84,700	Equity One Inc.(a)	1,454,299
139,400	Franklin Street Properties Corp.(a)	1,721,590
30,900	Government Properties Income Trust	822,558
72,500	Healthcare Realty Trust Inc.	1,662,425
47,200	Highwoods Properties Inc.	1,390,512
199,600	HRPT Properties Trust	1,339,316
46,500	Nationwide Health Properties Inc.	1,650,285
32,600	PS Business Parks Inc.	1,757,466
51,800	Sovran Self Storage Inc.	1,866,354
50,800	Washington Real Estate Investment Trust	1,492,504

	Total Real Estate Investment Trusts (REITs)	18,366,980

	TOTAL FINANCIALS	62,963,395

HEALTH CARE — 6.3%

Health Care Equipment & Supplies — 4.8%
365,524	Angiodynamics Inc.*	5,398,790
91,400	Cantel Medical Corp.	1,566,596
81,100	Cooper Cos., Inc. (The)	2,989,346
109,195	ICU Medical Inc.*	3,474,585
72,000	Invacare Corp.	1,720,080
55,600	STERIS Corp.	1,769,748
34,000	Teleflex Inc.	1,906,720
40,900	West Pharmaceutical Services Inc.	1,609,415

	Total Health Care Equipment & Supplies	20,435,280

Health Care Providers & Services — 1.1%
58,800	Alliance HealthCare Services Inc.*	326,928
96,000	Owens & Minor Inc.	2,867,520
39,700	Universal Health Services Inc., Class B Shares	1,682,486

	Total Health Care Providers & Services	4,876,934

Life Sciences Tools & Services — 0.4%
81,106	PerkinElmer Inc.	1,840,295

	TOTAL HEALTH CARE	27,152,509

INDUSTRIALS — 18.9%

Aerospace & Defense — 0.7%
53,900	Curtiss-Wright Corp.	1,785,168
24,800	Elbit Systems Ltd.	1,287,120

	Total Aerospace & Defense	3,072,288

Airlines — 0.4%
112,700	SkyWest Inc.	1,652,746

Building Products — 0.1%
49,600	Insteel Industries Inc.(a)	628,928

Commercial Services & Supplies — 4.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

785,836	ACCO Brands Corp.*	$5,548,002
98,800	Brink’s Co. (The)	2,239,796
106,700	Ennis Inc.	1,876,853
12,400	Knoll Inc.	183,396
349,210	Schawk Inc., Class A Shares	5,912,125
19,000	United Stationers Inc.*	1,109,980
15,800	Viad Corp.	365,928

	Total Commercial Services & Supplies	17,236,080

Construction & Engineering — 2.2%
65,900	Chicago Bridge & Iron Co. NV, NY Shares*	1,309,433
1,094,119	Great Lakes Dredge & Dock Corp.	6,373,243
87,400	KBR Inc.	1,921,052

	Total Construction & Engineering	9,603,728

Electrical Equipment — 3.9%
47,500	Acuity Brands Inc.(a)	1,953,675
276,119	Belden Inc.	7,151,482
253,446	EnerSys*	5,702,535
30,100	Regal-Beloit Corp.	1,814,729

	Total Electrical Equipment	16,622,421

Industrial Conglomerates — 0.1%
24,600	Otter Tail Corp.	486,834

Machinery — 5.2%
82,800	Actuant Corp., Class A Shares	1,674,216
39,300	Altra Holdings Inc.*	490,464
88,200	Barnes Group Inc.	1,651,104
258,194	Briggs & Stratton Corp.(a)	5,326,542
32,000	Bucyrus International Inc., Class A Shares	1,713,920
61,400	Crane Co.	1,997,342
45,900	Gardner Denver Inc.	2,090,286
52,700	Harsco Corp.	1,433,967
128,670	John Bean Technologies Corp.	2,211,837
130,400	Mueller Water Products Inc., Class A Shares	564,632
20,800	Valmont Industries Inc.	1,647,776
19,500	Wabtec Corp.	845,325

	Total Machinery	21,647,411

Marine — 0.8%
61,700	Alexander & Baldwin Inc.	1,986,123
36,600	Kirby Corp.*	1,443,138

	Total Marine	3,429,261

Road & Rail — 1.1%
39,300	Saia Inc.*	588,321
189,000	Werner Enterprises Inc.	4,260,060

	Total Road & Rail	4,848,381

Trading Companies & Distributors — 0.3%
43,000	Applied Industrial Technologies Inc.	1,185,940

	TOTAL INDUSTRIALS	80,414,018

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 10.2%

Communications Equipment — 0.1%
81,000	Brocade Communications Systems Inc.*	$441,450

Computers & Peripherals — 0.5%
59,700	Diebold Inc.	1,730,106
50,500	Electronics for Imaging Inc.*	562,570

	Total Computers & Peripherals	2,292,676

Electronic Equipment, Instruments & Components — 4.3%
117,000	AVX Corp.	1,634,490
65,500	Checkpoint Systems Inc.*	1,304,105
289,737	Cognex Corp.	5,531,079
120,700	Jabil Circuit Inc.	1,652,383
162,680	Littelfuse Inc.*	5,880,882
27,400	Tech Data Corp.*	1,113,810
165,200	Vishay Intertechnology Inc.*	1,495,060

	Total Electronic Equipment, Instruments & Components	18,611,809

IT Services — 1.7%
1,319,213	Lionbridge Technologies Inc.*	7,163,327

Semiconductors & Semiconductor Equipment — 2.3%
232,700	Cirrus Logic Inc.*	3,307,831
98,300	ON Semiconductor Corp.*	718,573

606,887	Zoran Corp.*	5,862,528

	Total Semiconductors & Semiconductor Equipment	9,888,932

Software — 1.3%
142,300	Compuware Corp.*	1,165,437
104,900	Parametric Technology Corp.*	1,728,752
46,700	QAD Inc.*	223,693
105,100	Synopsys Inc.*	2,251,242

	Total Software	5,369,124

	TOTAL INFORMATION TECHNOLOGY	43,767,318

MATERIALS — 13.3%

Chemicals — 7.6%
66,000	Albemarle Corp.	2,841,960
4,412	CF Industries Holdings Inc.	302,619
60,200	Cytec Industries Inc.	2,572,346
48,300	FMC Corp.	2,924,565
343,344	Georgia Gulf Corp.*	5,974,186
56,300	Innophos Holdings Inc.	1,606,802
37,300	International Flavors & Fragrances Inc.	1,659,850
22,900	Lubrizol Corp.	2,028,253
81,800	Methanex Corp.	1,721,890
84,300	RPM International Inc.	1,669,983
60,000	Sensient Technologies Corp.	1,661,400
395,743	Solutia Inc.*	5,995,506
63,100	Valspar Corp.	1,979,447

	Total Chemicals	32,938,807

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

Containers & Packaging — 2.9%
91,700	Crown Holdings Inc.*	$2,155,867
485,900	Intertape Polymer Group Inc.*	1,267,227
608,846	Myers Industries Inc.	5,467,437
59,000	Silgan Holdings Inc.	1,683,270
57,300	Sonoco Products Co.	1,771,143

	Total Containers & Packaging	12,344,944

Metals & Mining — 2.5%
26,500	Compass Minerals International Inc.	2,010,290
115,100	IAMGOLD Corp.(a)	1,992,381
22,900	Kaiser Aluminum Corp.(a)	857,147
40,600	Royal Gold Inc.(a)	2,035,684
99,800	Thompson Creek Metals Co., Inc.*	983,030
34,000	Walter Industries Inc.	2,697,220

	Total Metals & Mining	10,575,752

Paper & Forest Products — 0.3%
47,100	Glatfelter	546,360
13,200	Schweitzer-Mauduit International Inc.	728,640

	Total Paper & Forest Products	1,275,000

	TOTAL MATERIALS	57,134,503

TELECOMMUNICATION SERVICES — 0.2%

Diversified Telecommunication Services — 0.2%
102,000	Premiere Global Services Inc.*	813,960

UTILITIES — 5.6%

Electric Utilities — 1.2%
61,100	Cleco Corp.	1,617,317
85,500	El Paso Electric Co.*	1,694,610
80,300	Westar Energy Inc.	1,766,600

	Total Electric Utilities	5,078,527

Gas Utilities — 3.1%
45,700	AGL Resources Inc.	1,668,050
55,500	Atmos Energy Corp.	1,505,160
35,600	Energen Corp.	1,576,012
33,900	National Fuel Gas Co.	1,647,540
122,300	Southwest Gas Corp.	3,622,526
65,400	UGI Corp.	1,709,556
49,700	WGL Holdings Inc.	1,682,345

	Total Gas Utilities	13,411,189

Multi-Utilities — 0.9%
27,900	Black Hills Corp.	800,451
45,800	OGE Energy Corp.	1,668,952
65,700	Vectren Corp.	1,514,385

	Total Multi-Utilities	3,983,788

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

Water Utilities — 0.4%
80,900	American Water Works Co., Inc.	$1,645,506

	TOTAL UTILITIES	24,119,010

	TOTAL COMMON STOCKS
	(Cost — $337,598,693)	419,242,362

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $337,598,693)	419,242,362

Face
Amount

SHORT-TERM INVESTMENTS (b) — 9.0%
COMMERCIAL PAPER — 1.5%
1,350,000	Deutsche Bank Financial LLC, 0.220% due 06/01/2010(c)	1,349,967
5,000,000	Societe Generale North America Inc., 0.240% due 06/01/2010(c)	4,999,867

	TOTAL COMMERCIAL PAPER
	(Cost — 6,349,834)	6,349,834

MONEY MARKET FUND — 6.0%
25,689,487	The AIM STIT — Liquid Asset Portfolio(d)
	(Cost — 25,689,487)	25,689,487

TIME DEPOSITS — 1.5%
5,076,479	Bank of America — Toronto, 0.030% due 06/01/2010	5,076,479
1,317,827	BBH — Grand Cayman, 0.030% due 06/01/2010	1,317,827
	TOTAL TIME DEPOSITS

	(Cost — $6,394,306)	6,394,306

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $38,433,627)	38,433,627

	TOTAL INVESTMENTS — 106.9%
	(Cost — $376,032,320#)	457,675,989

	Liabilities in Excess of Other Assets — (6.9)%	(29,698,138)

	TOTAL NET ASSETS — 100.0%	$427,977,851

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.0%.

(c)	Rate shown represents yield-to-maturity.

(d)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipts

Summary of Investments by Security Sector^

Industrials	17.5%
Financials	13.8
Consumer Discretionary	14.4
Materials	12.5
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Summary of Investments by Security Sector^

Information Technology	9.6
Consumer Staples	6.7
Health Care	5.9
Energy	5.7
Utilities	5.3
Telecommunication Services	0.2
Short-Term Investments	8.4

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.0%

Australia — 2.4%
5,614	Adelaide Brighton Ltd.	$12,873
55,076	Aditya Birla Minerals Ltd.*	35,962
270,237	Amcor Ltd.	1,404,429
203,031	Aspen Group	82,361
173,513	Australia & New Zealand Banking Group Ltd.	3,288,903
1,788	Bank of Queensland Ltd.	16,815
122,617	Beach Petroleum Ltd.	78,948
97,858	BHP Billiton Ltd.	3,185,452
2,810	Bradken Ltd.	17,457
23,696	Centennial Coal Co., Ltd.	79,251
61,896	Centro Retail Group	11,165
5,705	Challenger Financial Services Group Ltd.	18,078
5,146	Customers Ltd.*	11,329
9,252	Downer EDI Ltd.	49,197
64,003	DUET Group	87,554
151,100	Emeco Holdings Ltd.	67,154
59,558	Envestra Ltd.	25,172
4,697	Fleetwood Corp., Ltd.	34,410
34,502	FlexiGroup Ltd.	35,342
1,107	Flight Centre Ltd.	15,272
18,132	iiNET Ltd.	42,447
228,544	Industrea Ltd.	64,842
26,029	iSOFT Group Ltd.	12,488
2,765	MacArthur Coal Ltd.	26,596
91,667	Macquarie CountryWide Trust	40,648
38,100	Macquarie Group Ltd.	1,408,077
27,302	Mincor Resources NL	39,656
82,196	Mount Gibson Iron Ltd.*	102,892
454,357	Myer Holdings Ltd.	1,230,060
116,902	National Australia Bank Ltd.	2,446,430
34,679	NRW Holdings Ltd.	29,765
25,995	Pacific Brands Ltd.*	22,369
31,595	Panoramic Resources Ltd.	58,052
65,923	PMP Ltd.*	30,649
8,924	Premier Investments Ltd.	50,390
11,120	Primary Health Care Ltd.	34,774
72,629	QBE Insurance Group Ltd.	1,201,292
34,643	Sigma Pharmaceuticals Ltd.	14,610
7,760	South Australia Coal Corp.(a)(b)*	659
9,764	Southern Cross Media Group	15,165
81,537	STW Communications Group Ltd.	64,419
27,486	Virgin Blue Holdings Ltd.*	7,143
4,435	Whitehaven Coal Ltd.	17,945

	Total Australia	15,518,492

Austria — 0.0%
1,953	Flughafen Wien AG	99,686
185	Mayr Melnhof Karton AG	16,181

	Total Austria	115,867

Belgium — 0.9%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
8,178	AGFA-Gevaert NV*	$52,796
107,783	Anheuser-Busch InBev NV	5,197,246
2,037	Arseus NV	21,984
512	Bekaert SA	85,963
1,333	Compagnie d’Entreprises CFE(c)	62,643
277	D’ieteren SA(c)	121,752
1,446	Kinepolis Group NV(c)	76,650
1,236	Omega Pharma SA	53,593
6,990	Recticel SA(c)	69,803
618	Roularta Media Group NV*	13,390

	Total Belgium	5,755,820

Bermuda — 0.0%
16,589	Catlin Group Ltd.	78,389
3,146	Hiscox Ltd.	15,404
13,625	Lancashire Holdings Ltd.	93,947

	Total Bermuda	187,740

Brazil — 4.8%
185,831	Amil Participacoes SA	1,390,920
340,100	BM&F BOVESPA SA	2,274,196
149,500	Cia Paranaense de Energia, ADR(c)	2,773,225
70,300	Cyrela Brazil Realty SA	760,261
56,200	Empresa Brasileira de Aeronautica SA, ADR(c)	1,224,036
254,000	Gafisa SA	1,502,752
112,896	Itau Unibanco Banco Multiplo SA, ADR	2,078,415
100,900	Natura Cosmeticos SA	2,093,522
61,900	NET Servicos de Comunicacao SA*	623,429
339,300	OGX Petroleo e Gas Participacoes SA*	2,998,986
274,600	PDG Realty SA Empreendimentos e Participacoes	2,357,600
106,170	Petroleo Brasileiro SA, ADR	3,781,776
142,122	Redecard SA	2,105,627
29,281	Totvs SA	2,078,838
35,000	Usinas Siderurgicas de Minas Gerais SA, ADR	892,500
112,219	Vale SA, Class B Shares, ADR(c)	3,051,236

	Total Brazil	31,987,319

Canada — 3.8%
98,974	Canadian National Railway Co.	5,688,131
81,320	Canadian Natural Resources Ltd.	2,836,033
25,876	Niko Resources Ltd.	2,540,642
20,856	Potash Corp. of Saskatchewan	2,068,707
50,105	Research in Motion Ltd.*	3,041,374
99,206	Suncor Energy Inc.	3,031,692
143,800	Talisman Energy Inc.	2,456,141
30,410	Teck Resources Ltd., Class B Shares*	1,037,083
34,408	Toronto-Dominion Bank (The)	2,359,968

	Total Canada	25,059,771

China — 4.1%
35,230	Baidu.com Inc., ADR*	2,579,188
2,796,000	Bank of China Ltd., Class H Shares	1,390,581
144,000	China Life Insurance Co., Ltd., Class H Shares	626,690
1,520,605	China Merchants Bank Co., Ltd., Class H Shares	3,631,722
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
53,479	Ctrip.com International Ltd., ADR*	$2,106,538
452,800	Dongfang Electric Corp., Ltd., Class H Shares	1,401,135
8,286,300	Industrials & Commercial Bank of China Ltd., Class H Shares	6,096,847
68,700	Netease.com, ADR*	2,085,732
178,000	Pacific Textile Holdings Ltd.	92,150
358,000	Ping An Insurance Group Co. of China Ltd., Class H Shares	2,900,727
20,800	Sina Corp.*	777,296
403,600	Sinopharm Group Co., Class H Shares	1,582,112
33,000	Tencent Holdings Ltd.	628,303
1,848,000	Want Want China Holdings Ltd.	1,389,422
86,000	Win Hanverky Holdings Ltd.	12,104

	Total China	27,300,547

Cyprus — 0.0%
7,913	Marfin Popular Bank Public Co., Ltd.	16,160

Denmark — 1.4%
79,450	Novo Nordisk AS, Class B Shares	6,156,931
9,493	Novozymes, Class B Shares	1,015,365
38,213	Vestas Wind Systems AS*	1,835,147

	Total Denmark	9,007,443

Finland — 0.0%
4,900	HKScan Oyj, Class A Shares	47,570
12,874	Technopolis PLC	50,121
6,078	Tietoenator Oyj	115,135

	Total Finland	212,826

France — 8.3%
49,563	Accor SA*	2,354,322
1,089	Affine SA	22,173
25,794	Air Liquide	2,526,270
2,620	Arkema(c)	95,050
3,610	Assystem*	51,220
16,656	Avenir Telecom	15,590
254,351	AXA	4,209,418
155,684	BNP Paribas(c)	8,897,089
2,498	Boiron SA(c)	83,105
28,812	Casino Guichard Perrachon SA	2,215,303
2,121	Cegid Group	52,692
28,311	Cie de Saint-Gobain	1,084,622
35,879	Cie Generale d’Optique Essilor International SA(c)	2,057,378
1,500	Compagnie Plastic-Omnium SA	58,526
340	Esso SA Francaise	42,345
1,381	Etam Developpement SA*	55,500
48,899	GDF Suez	1,533,572
7,100	GFI Informatique	23,950
1,116	GL Events(c)	27,083
53,778	Groupe Danone	2,770,003
67,921	Lafarge SA	3,909,469
37,101	LVMH Moet Hennessy Louis Vuitton SA(c)	3,926,615
355	Maisons France Confort	12,662
16,933	Pernod-Ricard SA	1,280,021
55,837	Publicis Groupe SA	2,321,326
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value
2,087	Rallye SA(c)	$64,218
5,092	Rhodia SA	87,427
37,172	Sanofi-Aventis(c)	2,245,342
36,479	Schneider Electric SA	3,660,367
6,203	Sequana(c)	78,658
1,216	Societe de la Tour Eiffel	67,966
119,408	Total SA(c)	5,614,217
7,243	Vallourec SA	1,350,446
43,308	Vivendi SA	941,828
20,523	Wendel	1,124,328

	Total France	54,860,101

Germany — 8.9%
37,488	Adidas AG	1,868,435
23,265	Allianz AG	2,341,580
124,729	BASF AG	6,591,244
26,231	Bayer AG	1,476,893
2,157	Bertrandt AG	71,016
51	Bijou Brigitte AG	7,612
1,250	Bilfinger Berger AG	69,389
1,601	Cewe Color Holding AG(c)*	56,134
91,332	Daimler AG, Registered Shares*	4,538,190
49,888	Deutsche Bank AG(c)	2,982,189
153,604	Deutsche Lufthansa AG*	2,051,582
290	Draegerwerk AG & Co. KGaA	17,990
6,720	Drillisch AG	44,683
5,711	Freenet AG*	57,422
94,421	Fresenius Medical Care AG & Co. KGaA	4,742,314
175,260	GEA Group AG	3,510,692
57,858	Hannover Rueckversicherung AG	2,497,587
229,509	Infineon Technologies AG*	1,291,425
19,065	Linde AG	1,963,851
79,560	Metro AG	4,197,132
2,594	MTU Aero Engines Holding AG	139,927
545	Nemetschek AG	14,379
1,141	ProSiebenSat.1 Media AG	17,211
20,555	RWE AG	1,489,152
134,798	SAP AG(c)*	5,768,412
649	Sartorius AG	15,652
50,975	Siemens AG	4,617,834
3,286	Sixt AG	83,036
2,765	Stada Arzneimittel AG	99,638
132,466	ThyssenKrupp AG	3,596,622
2,163	Tognum AG	39,592
28,200	Volkswagen AG	2,440,175
1,805	VTG AG	28,776
1,694	Wincor Nixdorf AG	101,998

	Total Germany	58,829,764

Greece — 0.5%
6,928	Aegean Airlines SA	23,967
43,966	Alapis Holding Industrial and Commercial SA	17,106
7,511	Ellaktor SA	29,539
2,719	Folli-Follie SA	48,645
1,449	GEK Terna Holding Real Estate Construction SA	7,897
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

2,269	Hellenic Duty Free Shops SA	$12,773
16,404	Intracom Holdings SA*	13,400
1,398	Intralot SA-Integrated Lottery Systems & Services*	5,240
10,775	J&P-Avax SA	19,828
5,154	Metka SA	54,660
481	Motor Oil Hellas Corinth Refineries SA	4,730
95,733	OPAP SA	1,460,047
106,795	Public Power Corp.*	1,671,624

	Total Greece	3,369,456

Guernsey — 0.3%
76,300	Amdocs Ltd.*	2,174,550

Hong Kong — 3.7%
80,000	Chen Hsong Holdings	25,891
314,000	China Merchants Holdings International Co., Ltd.	962,210
563,200	China Resources Enterprise	1,909,950
108,000	China Ting Group Holdings Ltd.	16,551
3,078,295	CNOOC Ltd.	4,827,495
28,000	Dah Chong Hong Holdings Ltd.	16,946
22,000	First Pacific Co.	13,945
7,000	Great Eagle Holdings Ltd.	16,881
211,000	Hang Lung Properties Ltd.	738,396
138,000	Hannstar Board International Holdings Ltd.	29,264
29,600	HKR International Ltd.	9,313
186,100	Hong Kong Exchanges and Clearing Ltd.	2,875,001
404,000	Hutchison Whampoa Ltd.	2,519,761
114,000	Jardine Strategic Holdings Ltd.	2,232,120
15,000	Kowloon Development Co., Ltd.	15,496
636,000	Li & Fung Ltd.	2,840,172
38,000	Liu Chong Hing Investment	38,159
64,000	Lung Kee (Bermuda) Holdings	34,076
559,454	Noble Group Ltd.	696,117
84,000	Norstar Founders Group Ltd.(a)(b)*	0
80,000	Shun Tak Holdings Ltd.	43,540
142,097	Sun Hung Kai Properties Ltd.	1,888,831
241,400	Swire Pacific Ltd., Class A Shares	2,601,898
44,000	Texwinca Holdings Ltd.	43,996
142,000	Victory City International Holdings Ltd.	24,119
3,000	VTech Holdings Ltd.	29,107

	Total Hong Kong	24,449,235

India — 0.5%
62,266	ICICI Bank Ltd., ADR	2,290,766
29,550	Reliance Industries Ltd., Luxembourg Shares, GDR(d)	1,323,545

	Total India	3,614,311

Ireland — 0.6%
88,100	Covidien PLC	3,734,560
4,508	DCC PLC	104,027
21,485	Greencore Group PLC	33,727
84,516	Total Produce PLC	36,755
4,606	United Drug PLC	12,900

	Total Ireland	3,921,969

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Israel — 1.7%
213,755	Makhteshim-Agan Industries Ltd.	$764,161
194,933	Teva Pharmaceutical Industries Ltd., ADR	10,686,227

	Total Israel	11,450,388

Italy — 1.2%
175,535	ACEA SpA(c)*	1,702,244
4,886	Autostrada Torino-Milano SpA	61,246
5,704	Benetton Group SpA	40,609
2,344	Danieli & C Officine Meccaniche SpA	46,645
16,913	De’Longhi SpA(c)	67,259
1,133	Engineering Ingegneria Informatica SpA*	32,445
99,688	Eni SpA	1,887,026
88,475	Fiat SpA, Risparmio shares(c)	591,680
15,973	Hera SpA*	30,150
7,689	Indesit Co. SpA	82,077
463,440	Intesa Sanpaolo SpA(c)	1,220,815
50,073	Iride SpA	87,816
1,852	Italmobiliare SpA	49,916
18,900	Maire Tecnimont SpA	67,040
260,216	Mediaset SpA	1,626,078
14,164	Recordati SpA	101,192
11,428	Societa Iniziative Autostradali e Servizi SpA	95,617
9,139	Sogefi SpA*	21,529

	Total Italy	7,811,384

Japan — 12.9%
4,600	ADEKA Corp.	42,363
4,400	Aisan Industry Co., Ltd.	33,207
3,400	AOKI Holdings Inc.	48,977
2,400	Arc Land Sakamoto Co., Ltd.	30,105
600	Arcs Co., Ltd.	7,295
52,900	Astellas Pharma Inc.	1,670,520
7,850	Belluna Co., Ltd.	35,907
116	Bic Camera Inc.	43,033
165,300	Bridgestone Corp.	2,672,628
2,000	C Uyemura & Co., Ltd.	87,979
166,799	Canon Inc.	6,839,917
4,500	Cawachi Ltd.	88,876
286	Central Japan Railway Co.	2,267,161
14,000	Chuetsu Pulp & Paper Co., Ltd.	23,716
1,000	Chugoku Marine Paints Ltd.	6,844
597,000	Chuo Mitsui Trust Holdings Inc.	2,102,441
2,400	cocokara fine HOLDINGS Inc.	43,344
9,000	COMSYS Holdings Corp.	75,194
2,300	Cosmos Pharmaceutical Corp.	46,998
42	DA Office Investment Corp., Class A Shares	100,674
98,000	Daihatsu Motor Co., Ltd.	885,614
1,313	Dai-ichi Life Insurance Co., Ltd. (The)	2,141,224
1,200	Dai-ichi Seiko Co., Ltd.	38,452
20,000	Daikin Industries Ltd.	668,476
12,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	43,344
40,000	Daito Trust Construction Co., Ltd.	2,015,237
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

3,900	DTS Corp.	$44,688
4,000	EDION Corp.	34,279
2,700	Exedy Corp.	66,836
50,100	FamilyMart Co., Ltd.	1,610,202
18,830	Fanuc Ltd.	1,978,009
1,900	Foster Electric Co., Ltd.	49,884
1,400	FP Corp.	68,004
1,900	Fuji Seal International Inc.	39,576
307,000	Fujitsu Ltd.	1,967,020
75	Future Architect Inc.	25,711
60	Geo Corp.	67,875
10,000	Hanwa Co., Ltd.	38,887
158,700	Honda Motor Co., Ltd.	4,825,428
1,700	Hosiden Corp.	18,871
6,000	Hyakujushi Bank Ltd. (The)	21,237
10,100	Inabata & Co., Ltd.	47,954
3,200	IT Holdings Corp.	38,200
30,000	Jaccs Co., Ltd.	57,086
649	Japan Tobacco Inc.	2,040,262
9,000	JFE Shoji Holdings Inc.	41,504
85,000	JGC Corp.	1,330,744
16,000	J-Oil Mills Inc.	46,848
170,800	JTEKT Corp.	1,770,283
7,000	Juroku Bank Ltd. (The)	24,565
10,000	Kagoshima Bank Ltd. (The)	61,449
362	KDDI Corp.	1,654,306
6,000	Kojima Co., Ltd.	42,426
166,141	Komatsu Ltd.	3,124,744
207,500	Konica Minolta Holdings Inc.	2,280,119
1,820	K’s Holdings Corp.	42,360
2,200	Kuroda Electric Co., Ltd.	30,471
16,000	Kyodo Printing Co., Ltd.	38,537
6,000	Kyorin Co., Ltd.	80,719
9,100	Kyowa Exeo Corp.	71,631
2,500	Macnica Inc.	49,868
20	Macromill Inc.	27,990
6,000	Maeda Road Construction Co., Ltd.	45,526
495,000	Marubeni Corp.	2,767,314
17,000	Marudai Food Co., Ltd.	48,250
1,400	Matsuda Sangyo Co., Ltd.	21,867
3,100	Matsumotokiyoshi Holdings Co., Ltd.	62,212
2,600	Meiko Electronics Co.	54,721
1,700	Melco Holdings Inc.	45,974
12,000	Michinoku Bank Ltd. (The)	23,097
41	MID Reit Inc., Class A Shares	87,262
3,700	Miraca Holdings Inc.	108,620
215,600	Mitsubishi Corp.	4,872,426
1,000	Mitsui Home Co., Ltd.	5,223
927,600	Mizuho Financial Group Inc.	1,674,928
1,800	Nafco Co., Ltd.	30,824
6,000	Namura Shipbuilding Co., Ltd.	36,711
3,200	NEC Capital Solutions Ltd.	37,591
1,300	NEC Mobiling Ltd.	32,151
4,500	NEC Networks & System Integration Corp.	54,992
12,000	Nichias Corp.	48,986
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

800	Nihon Kohden Corp.	$15,708
5,100	Nintendo Co., Ltd.	1,482,958
5,000	Nippo Corp.	37,511
12,000	Nippon Carbon Co., Ltd.	35,894
49	Nippon Commercial Investment Corp.(c)	47,205
7,000	Nippon Synthetic Chemical Industry Co., Ltd. (The)	44,171
1,700	Nipro Corp.	31,350
3,300	Nishio Rent All Co., Ltd.	22,516
7,000	Nittetsu Mining Co., Ltd.	25,773
314,000	NKSJ Holdings Inc.*	1,925,871
49,400	Nomura Research Institute Ltd.	1,114,885
2,100	NS Solutions Corp.	42,183
4	Osaka Securities Exchange Co., Ltd.	19,907
3,800	Otsuka Kagu Ltd.	39,633
64	Pacific Golf Group International Holdings KK	44,222
4,000	Pacific Metals Co., Ltd.	30,408
98,200	Panasonic Corp.	1,250,442
8,500	Park24 Co., Ltd.	86,786
24,000	Penta-Ocean Construction Co., Ltd.	35,289
1,290	Point Inc.	73,502
15	Premier Investment Corp., Class A Shares	60,875
6,000	Rengo Co. Ltd.	34,910
3,800	Ricoh Leasing Co., Ltd.	83,942
10,000	Riken Corp.	33,182
4,800	Riso Kagaku Corp.	48,843
1,100	Saint Marc Holdings Co., Ltd.	40,019
15,000	Sakai Chemical Industry Co., Ltd.	60,497
7,000	San-In Godo Bank Ltd. (The)	49,131
24,000	Sankyu Inc.	100,943
3,500	Sanshin Electronics Co., Ltd.	29,603
3,000	Sato Corp.	32,986
16,000	Seino Holdings Corp.	110,750
445,000	Sekisui Chemical Co., Ltd.	2,744,299
5,000	Shikoku Chemicals Corp.	25,276
1,000	Shimachu Co., Ltd.	18,745
20,600	Shimamura Co., Ltd.	1,866,414
30,400	Shin-Etsu Chemical Co., Ltd.	1,534,391
3,900	Shinko Shoji Co., Ltd.	32,278
66	Ship Healthcare Holdings Inc.	47,522
100	SKY Perfect JSAT Holdings Inc.	35,397
5,000	Sohgo Security Services Co., Ltd.	51,710
1,111	Sony Financial Holdings Inc.	3,743,476
46,600	Sumco Corp.*	839,291
13,000	Sumikin Bussan Corp.	29,853
1,980	Sumitomo Real Estate Sales Co., Ltd.	90,378
8,000	Sumitomo Seika Chemicals Co., Ltd.	27,445
32,000	SWCC Showa Holdings Co., Ltd.*	30,267
25,500	Takeda Pharmaceutical Co., Ltd.	1,047,651
3,300	Tamron Co., Ltd.	47,391
95,000	THK Co., Ltd.	1,933,198
100	Tocalo Co., Ltd.	1,879
4,100	Tokai Rika Co., Ltd.	81,848
55,300	Tokyo Electric Power Co., Inc. (The)	1,370,219
9,000	Tokyo Tekko Co., Ltd.	21,620
259	Tosei Corp.	106,807
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

11,000	Toyo Engineering Corp.	$32,262
18,000	Toyo Suisan Kaisha Ltd.	393,197
20,000	Toyo Tire & Rubber Co., Ltd.	44,221
76,600	Toyota Motor Corp.	2,809,651
11,400	Tsukuba Bank Ltd.*	30,513
1,300	Tsuruha Holdings Inc.	43,077
28,100	Unicharm Corp.	2,774,340
3,600	Unipres Corp.	56,406
5,100	Valor Co., Ltd.	38,865

	Total Japan	84,918,556

Liechtenstein — 0.0%
1,293	Liechtenstein Landesbank AG	87,836
458	Verwaltungs- und Privat-Bank AG	45,813

	Total Liechtenstein	133,649

Luxembourg — 0.5%
56,766	ArcelorMittal(c)	1,724,084
10,194	GAGFAH SA	70,269
16,700	Millicom International Cellular SA	1,334,831
23,913	Regus PLC	30,686

	Total Luxembourg	3,159,870

Mexico — 1.2%
53,580	America Movil SAB de CV, Class L Shares, ADR	2,536,477
18,171	Desarrolladora Homex SA de CV, ADR(c)*	478,988
40,900	Fomento Economico Mexicano SAB de CV, ADR	1,725,162
1,288,200	Wal-Mart de Mexico SA de CV, Class V Shares	2,888,992

	Total Mexico	7,629,619

Netherlands — 3.3%
624	Accell Group	25,915
3,766	BinckBank NV	46,399
1,707	CSM NV	51,112
1,957	Hunter Douglas NV	87,318
591,684	ING Groep NV*	4,719,751
216,973	Koninklijke KPN NV	2,849,255
1,167	Macintosh Retail Group NV	24,467
3,568	Mediq NV	62,908
162	Nutreco Holding NV	8,820
219,085	Reed Elsevier NV	2,310,867
164,308	Royal Dutch Shell PLC, Class B Shares	4,155,488
127,257	SBM Offshore NV	2,043,762
16,478	SNS REAAL*	82,047
56,317	TNT NV	1,428,828
149,699	Unilever NV	4,117,389
4,018	Vastned Offices/Industrial NV	54,515
304	VastNed Retail NV	14,847

	Total Netherlands	22,083,688

New Zealand — 0.0%
21,905	Goodman Property Trust	13,679
21,972	Nuplex Industries Ltd.	44,965
10,143	Tower Ltd.	13,013
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

17,217	Vector Ltd.	$24,415

	Total New Zealand	96,072

Norway — 1.0%
6,400	Aker Solutions ASA	91,084
7,500	Atea ASA	51,775
13,000	Austevoll Seafood ASA	81,880
168,901	DnB NOR ASA	1,698,365
8,000	EDB Business Partner ASA*	19,938
2,792	Fred Olsen Energy ASA(c)	82,347
2,800	Leroy Seafood Group ASA(c)	59,974
1,700	Norwegian Air Shuttle AS*	30,971
2,000	Petroleum Geo-Services ASA*	20,371
11,669	Songa Offshore SE*	41,216
10,424	SpareBank 1 SMN	72,175
110,785	StatoilHydro ASA(c)	2,236,320
1,800	Storebrand ASA*	9,779
168,700	Telenor ASA(c)	2,093,030
6,400	TGS Nopec Geophysical Co. ASA*	87,353
2,913	Wilh Wilhelmsen ASA, Class A Shares	55,570

	Total Norway	6,732,148

Panama — 0.2%
25,900	Copa Holdings SA, Class A Shares	1,320,900

Peru — 0.0%
6,400	Copeinca ASA	39,615

Singapore — 0.8%
67,000	Allgreen Properties Ltd.	48,820
30,000	Cambridge Industrial Trust	10,167
798,000	CapitaLand Ltd.	2,034,309
42,000	CSE Global Ltd.	25,924
254,000	Gallant Venture Ltd.*	33,504
75,000	Ho Bee Investment Ltd.	75,460
15,000	Hong Leong Asia Ltd.	34,309
9,000	Indofood Agri Resources Ltd.*	12,945
12,000	MobileOne Ltd.	17,690
962,000	SembCorp. Industries Ltd.	2,748,491
13,000	Straits Asia Resources Ltd.	16,740
24,000	Swiber Holdings Ltd.*	16,340
5,000	Venture Corp., Ltd.	29,989
40,000	Wheelock Properties Singapore Ltd.	50,195
36,000	Wing Tai Holdings Ltd.	39,075

	Total Singapore	5,193,958

South Korea — 0.9%
20,174	Hyundai Motor Co.	2,301,671
2,864	Samsung Electronics Co., Ltd.	1,850,678
47,910	Shinhan Financial Group Co., Ltd.	1,689,294

	Total South Korea	5,841,643

Spain — 2.6%
326,273	Banco Bilbao Vizcaya Argentaria SA	3,408,269
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

282,803	Banco Santander Central Hispano SA	$2,893,343
3,362	Corp Financiera Alba	132,607
131,847	Gamesa Corp. Tecnologica SA	1,279,894
3,400	Grupo Catalana Occidente SA	52,510
139,941	Iberdrola Renovables SA	433,376
67,799	Inditex SA	3,808,175
1,622	Miquel y Costas & Miquel SA	29,617
4,037	Obrascon Huarte Lain SA	101,594
253,826	Telefonica SA	4,901,386
1,979	Vueling Airlines SA*	21,704

	Total Spain	17,062,475

Sweden — 0.8%
71,505	Assa Abloy AB, Class B Shares	1,443,487
7,678	Billerud AB	47,618
11,132	Boliden AB	133,829
57,946	Hennes & Mauritz AB, Class B Shares	3,265,918
4,434	Hexpol AB	48,626
4,936	Industrial & Financial Systems, Class B Shares	48,456
5,469	Klovern AB	16,824
6,663	Nolato AB, Class B Shares	65,090
7,828	Saab AB, Class B Shares	103,178

	Total Sweden	5,173,026

Switzerland — 8.6%
157	Baloise Holding AG	11,109
111	Banque Cantonale Vaudoise	43,164
173,197	Credit Suisse Group	6,746,567
813	Daetwyler Holding AG	50,436
11,402	Ferrexpo PLC	43,864
155	Forbo Holding AG	58,042
167,256	GAM Holding AG*	1,784,550
312	Helvetia Holding AG	83,549
38,608	Julius Baer Group Ltd.	1,127,153
83,000	Logitech International SA*	1,182,003
18,085	Lonza Group, Registered Shares	1,190,926
211,002	Nestle SA	9,571,525
238,865	Novartis AG	10,866,831
61,603	Roche Holding AG	8,487,464
852	Schweizerische National-Versicherungs-Gesellschaft AG*	20,672
1,503	SGS SA	1,901,181
7,949	Swatch Group AG (The)	2,077,108
17,379	Syngenta AG	3,858,281
867	Valartis Group AG	22,208
363	Walter Meier AG*	40,872
180,821	Xstrata PLC	2,648,293
32	Zehnder Group AG	44,486
24,344	Zurich Financial Services AG	4,971,252

	Total Switzerland	56,831,536

Taiwan — 1.3%
140,918	AU Optronics Corp., ADR(c)	1,369,723
105,204	MediaTek Inc.	1,681,021
569,905	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,556,574

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

	Total Taiwan	$8,607,318

Thailand — 0.2%
77,500	Kasikornbank PCL	203,676
371,600	Kasikornbank Public Co., Ltd., NVDR	972,547

	Total Thailand	1,176,223

Turkey — 0.2%
69,290	Turkcell Iletisim Hizmet AS	377,359
207,800	Turkiye Garanti Bankasi AS	899,528

	Total Turkey	1,276,887

United Kingdom — 17.6%
1,200	Acergy SA	18,294
13,623	Aero Inventory PLC(a)(b)*	0
78,847	Afren PLC*	106,612
75,910	Aggreko PLC	1,386,956
141,469	AMEC PLC	1,622,777
16,768	Amlin PLC	90,964
568,700	Arm Holdings PLC	2,034,734
4,590	Arriva PLC	50,729
49,367	AstraZeneca PLC	2,071,624
81,446	Autonomy Corp., PLC*	2,061,532
314,160	Aviva PLC	1,451,850
14,319	Avocet Mining PLC*	26,276
780,450	BAE Systems PLC	3,644,615
306,530	Barclays PLC	1,340,146
30,789	Beazley PLC	50,426
364,066	BG Group PLC	5,584,148
109,664	BHP Billiton PLC	3,022,842
109,142	British American Tobacco PLC	3,225,869
303,777	British Sky Broadcasting Group PLC	2,530,708
230,272	Bunzl PLC	2,384,835
27,979	Cable & Wireless Communications PLC	23,612
562,804	Cairn Energy PLC*	3,271,218
19,632	Cape PLC*	58,994
27,208	Carillion PLC	124,528
90,393	Carnival PLC	3,439,192
391,573	Centrica PLC	1,556,180
11,318	Charter International PLC	113,998
52,101	Chaucer Holdings PLC	32,424
4,413	Clarkson PLC	56,710
8,187	Close Brothers Group PLC	84,854
250,730	Compass Group PLC	1,940,401
20,449	Computacenter PLC	92,783
4,400	Cookson Group PLC*	30,154
16,200	Daily Mail & General Trust	114,181
15,329	Dairy Crest Group PLC	83,382
1,421	Dana Petroleum PLC*	21,582
4,613	Davis Service Group PLC	25,923
79,319	Debenhams PLC*	67,756
2,509	Drax Group PLC	12,183
69,282	Eurasian Natural Resources Corp. PLC	1,003,599
333,595	Firstgroup PLC	1,815,650
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

25,315	Game Group PLC	$33,648
20,694	GKN PLC*	37,184
113,209	GlaxoSmithKline PLC	1,896,029
12,191	Halfords Group PLC	86,524
5,119	Hargreaves Services PLC	45,231
4,786	Healthcare Locums PLC	15,742
32,643	HMV Group PLC	27,973
20,912	Holidaybreak PLC	82,907
638,320	HSBC Holdings PLC	5,800,181
4,023	IG Group Holdings PLC	22,088
76,418	Imperial Tobacco Group PLC	1,988,901
8,966	Inchcape PLC*	37,425
20,631	Informa PLC	112,668
13,602	International Personal Finance PLC	43,185
21,765	Interserve PLC	64,011
23,078	JKX Oil & Gas PLC	78,067
2,864	John Wood Group PLC	13,802
1,170,878	Kingfisher PLC	3,785,382
21,022	Laird PLC	36,395
25,141	Logica PLC	46,041
5,558	Mapeley Ltd.(a)(b)*	81
14,791	Meggitt PLC	63,850
10,335	Melrose Resources PLC	37,468
11,700	Menzies (John) PLC	64,680
13,538	Misys PLC*	44,007
18,760	Mondi PLC	113,288
8,192	Morgan Sindall PLC	64,605
5,596	Northumbrian Water Group PLC	22,442
6,348	PayPoint PLC	26,104
133,028	Pearson PLC	1,828,598
156,725	Petrofac Ltd.	2,548,779
2,237	Petropavlovsk PLC	38,759
14,584	Phoenix IT Group Ltd.	48,580
420,400	Prudential PLC	3,289,548
116,225	Reckitt Benckiser Group PLC	5,454,731
5,927	Restaurant Group PLC	18,385
440,004	Rexam PLC	1,998,784
75,623	Rio Tinto PLC	3,492,513
2,562	Robert Wiseman Dairies PLC	17,758
111,728	ROK PLC	44,854
477,806	Rolls-Royce Group PLC*	4,068,984
29,754,540	Rolls-Royce Group PLC, Class C Shares(a)(b)*	43,119
89,600	Sabmiller PLC	2,526,722
672,217	Sage Group PLC	2,309,081
45,582	Scott Wilson Group PLC	52,752
105,500	Scottish & Southern Energy PLC	1,606,351
85,561	Senior PLC	147,063
187,835	Smith & Nephew PLC	1,703,215
9,469	Spectris PLC	112,407
33,230	Sportingbet PLC	28,243
28,448	Sports Direct International PLC*	41,782
6,704	SSL International PLC	78,362
25,319	St. Ives PLC	23,610
252,596	Standard Chartered PLC	5,977,536
6,294	Synergy Health PLC	52,420
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

14,725	Tate & Lyle PLC	$89,603
1,492,784	Tesco PLC	8,890,805
32,902	Trinity Mirror PLC*	47,392
553,622	TUI Travel PLC	1,902,227
16,151	Tullett Prebon PLC	75,312
1,832,603	Vodafone Group PLC	3,677,286
11,995	William Hill PLC	30,572
530,094	WM Morrison Supermarkets PLC	2,026,080
15,519	WSP Group PLC	76,382

	Total United Kingdom	115,733,745

United States — 0.8%
41,801	Schlumberger Ltd.	2,347,126
48,900	Southern Copper Corp.(c)	1,441,572
33,100	Thomson Reuters Corp	1,174,226

	Total United States	4,962,924

	TOTAL COMMON STOCKS
	(Cost — $616,313,084)	633,616,995

UNITS— 0.2%
Brazil — 0.2%
	Anhanguera Educacional Participacoes SA
80,191	(Cost $1,065,616)	1,118,790

WARRANTS — 0.4%
Luxembourg — 0.4%
	Shriram Transport Finance Co., Ltd., expires 1/18/13(d)*
241,736	(Cost $2,108,305)	2,893,580

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $619,487,005)	637,629,365

Face
Amount

SHORT-TERM INVESTMENTS (e) — 9.7%
MONEY MARKET FUND — 7.4%
$48,768,902		The AIM STIT — Liquid Assets Portfolio (f)
		(Cost — $48,768,902)	48,768,902

TIME DEPOSITS — 2.3%
10,798,358		Bank of America — Toronto, 0.030% due 6/1/10	10,798,358
		BBH — Grand Cayman:
711,552	CHF	0.010% due 6/1/10	616,783
8,496,468	HKD	0.010% due 6/1/10	1,091,278
82,041,621	JPY	0.010% due 6/1/10	903,393
6,030,717	SEK	0.010% due 6/1/10	773,580
2,307	SGD	0.010% due 6/1/10	1,642
11,496	GBP	0.082% due 6/1/10	16,659
465	AUD	3.753% due 6/1/10	395
		JPMorgan Chase & Co. — London:
424,666	EUR	0.042% due 6/1/10	525,313
153,886	GBP	0.082% due 6/1/10	223,003

		TOTAL TIME DEPOSITS
		(Cost — $14,950,404)	14,950,404

		TOTAL SHORT-TERM INVESTMENTS
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Face
Amount	Security	Value

	(Cost — $63,719,306)	$63,719,306

	TOTAL INVESTMENTS — 106.3%
	(Cost — $683,206,311#)	701,348,671

	Liabilities in Excess of Other Assets — (6.3)%	(41,786,705)

	TOTAL NET ASSETS — 100.0%	$659,561,966

*	Non-income producing securities.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(b)	Illiquid security.

(c)	All or a portion of this security is on loan (See Note 1).

(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.3%.

(f)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro Dollar
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NVDR	—	Non-Voting Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Summary of Investments by Security Sector^

Financials	19.0%
Industrials	12.1
Consumer Discretionary	11.5
Consumer Staples	10.1
Health Care	8.8
Energy	8.3
Information Technology	7.8
Materials	7.7
Telecommunication Services	3.6
Utilities	2.0
Short-Term Investments	9.1

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 95.3%

Bermuda — 0.5%
43,579	Credicorp Ltd.	$3,847,590

Brazil — 16.1%
189,708	Banco Bradesco SA, ADR	3,099,829
657,223	Banco do Brasil SA	9,364,614
79,000	Banco do Estado do Rio Grande do Sul	543,478
532,650	Banco Itau Holding Financeira SA	9,849,774
41,862	Brasil Telecom SA, ADR*	340,757
73,796	Brasil Telecom SA, Sponsored ADR*	1,348,253
93,800	BRF — Brasil Foods SA	1,205,926
13,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A Shares, ADR(a)	812,630
44,724	Cia de Bebidas das Americas, ADR(a)	4,308,710
146,926	Cia Energetica de Minas Gerais	2,078,148
62,000	Cia Paranaense de Energia, ADR(a)	1,150,100
311,634	Cia Vale do Rio Doce	8,395,423
923,900	Companhia Brasileira de Meios de Pagamento	7,815,269
187,220	Companhia Energetica de Minas Gerais, ADR(a)	2,690,351
96,700	Compania de Concessoes Rodoviarias	1,977,108
268,500	Compania Siderurgica Nacional SA, ADR	4,048,980
60,969	Cyrela Brazil Realty SA	659,351
55,300	Duratex SA	471,739
80,100	Eletropaulo Metropolitana de Sao Paulo SA, Class B Shares	1,342,347
61,000	Fertilizantes Fosfatados SA*	506,935
25,400	Hypermarcas SA*	345,144
1,454	Investimentos Itau SA(b)	8,634
12,400	Itau Unibanco Holding SA, ADR(c)*	229,152
12,600	Lojas Renner SA	299,224
177,799	Marfrig Alimentos SA	1,663,502
73,200	MRV Engenharia e Participacoes SA	473,363
220,900	Natura Cosmeticos SA	4,583,341
269,492	OGX Petroleo e Gas Participacoes SA*	2,381,971
144,112	Petroleo Brasileiro SA, ADR	5,133,269
255,975	Petroleo Brasileiro SA, Class A Shares, ADR	7,927,546
534,000	Redecard SA	7,911,547
139,700	Souza Cruz SA	5,147,449
28,250	Suzano Papel e Celulose SA	245,652
43,300	Tractebel Energia SA	484,712
26,200	Usinas Siderurgicas de Minas Gerais SA	631,569
583,977	Vale SA, Class B Shares, ADR(a)	15,878,334
83,472	Vivo Participacoes SA, ADR	2,280,455

	Total Brazil	117,634,586

Canada — 0.4%
51,500	First Quantum Minerals Ltd.	2,734,565

Chile — 0.4%
45,233	Empresa Nacional de Electricidad SA, ADR	2,022,820
3,220,275	Enersis SA	1,229,786

	Total Chile	3,252,606

China — 8.8%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

434,000	Air China Ltd., Class H Shares*	$432,991
738,000	Angang Steel Co. Ltd., Class H Shares(a)	1,058,631
190,000	Anta Sports Products Ltd.	320,938
5,202,000	Bank of China Ltd., Class H Shares	2,587,198
93,000	BBMG Corp., Class H Shares	87,620
292,000	China BlueChemical Ltd., Class H Shares	178,153
590,000	China Citic Bank Corp., Ltd., Class H Shares	347,547
331,000	China Coal Energy Co., Class H Shares	449,616
12,711,000	China Construction Bank Corp., Class H Shares	10,177,311
181,000	China High Speed Transmission Equipment Group Co., Ltd.	417,233
1,536,000	China Life Insurance Co., Ltd., Class H Shares	6,684,699
244,000	China Merchants Bank Co., Ltd., Class H Shares	582,755
1,132,000	China National Building Material Co., Ltd., Class H Shares	1,789,434
5,248,000	China Petroleum & Chemical Corp., Class H Shares	4,132,144
1,779,500	China Railway Construction Corp., Class H Shares	2,038,162
773,100	China Shenhua Energy Co., Ltd., Class H Shares	3,073,165
624,000	China Telecom Corp., Ltd., Class H Shares	285,825
243	Country Garden Holdings Co., Ltd.	69
318,000	Dongfeng Motor Group Co., Ltd., Class H Shares	369,565
235,000	Golden Eagle Retail Group Ltd.	455,392
2,524,000	Hidili Industry International Development Ltd.*	2,266,901
12,896,000	Industrials & Commercial Bank of China Ltd., Class H Shares	9,488,544
1,719,000	Jiangsu Expressway Co., Ltd., Class H Shares	1,559,548
304,000	Jiangxi Copper Co., Ltd., Class H Shares(a)	608,455
105,400	Netease.com, ADR*	3,199,944
5,600	New Oriental Education & Technology Group Inc., ADR(a)*	513,352
1,293,500	PetroChina Co., Ltd., Class H Shares	1,390,761
49,500	Ping An Insurance Group Co. of China Ltd., Class H Shares	401,078
11,329,000	Renhe Commercial Holdings Co. Ltd.	2,449,155
372,000	Shanghai Electric Group Co. Ltd., Class H Shares*	170,805
20,400	Sinopharm Group Co., Class H Shares	79,968
97,100	Tencent Holdings Ltd.	1,848,734
60,000	Weichai Power Co., Ltd., Class H Shares	434,748
150,000	Xinao Gas Holdings Ltd.*	399,136
382,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	891,763
2,289,000	Zhejiang Expressway Co., Ltd., Class H Shares	2,092,346
586,500	Zijin Mining Group Co., Ltd., Class H Shares	431,051

	Total China	63,694,737

Colombia — 0.1%
7,700	BanColombia SA, ADR	368,214
296,613	Ecopetrol SA	407,349
12,949	Suramericana de Inversiones SA	193,582

	Total Colombia	969,145

Czech Republic — 0.4%
32,339	CEZ AS*	1,358,859
4,514	Komercni Banka AS*	779,104
34,088	Telefonica O2 Czech Republic AS	664,954

	Total Czech Republic	2,802,917

Egypt — 2.0%
320,083	Commercial International Bank	4,017,946
68,130	Eastern Tobacco	1,420,378
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

53,246	Egyptian Co. for Mobile Services	$1,692,824
60,064	Egyptian Financial Group-Hermes Holding	305,727
111,112	El Ezz Steel Co.*	376,253
12,741	El Sewedy Cables Holding Co.*	143,587
113,729	Orascom Construction Industries	4,813,651
5,811	Orascom Construction Industries, GDR	244,934
273,214	Orascom Telecom Holding SAE	272,862
57,159	Orascom Telecom Holding SAE, GDR	297,227
292,286	Talaat Moustafa Group*	403,416
124,863	Telecom Egypt	378,206

	Total Egypt	14,367,011

France — 0.2%
53,215	CFAO SA	1,574,910

Hong Kong — 5.1%
428,000	Agile Property Holdings Ltd.(a)	450,298
80,000	Beijing Enterprises Holdings Ltd.	505,770
328,000	Chaoda Modern Agriculture Holdings Ltd.	314,017
304,000	China Agri-Industries Holdings Ltd.	343,866
116,000	China Everbright Ltd.	252,891
698,000	China Mobile Ltd.	6,510,566
336,400	China Overseas Land & Investment Ltd.	659,856
1,093,000	China Resources Land Ltd.	2,033,437
1,641,600	China Resources Power Holdings Co.	3,344,048
959,000	China Unicom Ltd.	1,153,447
120,000	Citic Pacific Ltd.	217,824
3,969,805	CNOOC Ltd.	6,225,592
116,000	COSCO Pacific Ltd.	140,624
410,000	Fushan International Energy Group Ltd.	251,579
967,600	GOME Electrical Appliances Holdings Ltd.*	296,892
208,000	Guangdong Investment Ltd.	98,086
112,000	Hengan International Group Co., Ltd.	806,294
150,000	Hopson Development Holdings Ltd.	180,173
28,500	Kingboard Chemical Holdings Ltd.	133,354
989,540	Melco Crown Entertainment Ltd., ADR(a)*	4,245,127
15,609,500	REXLot Holdings Ltd.	1,575,734
106,000	Shanghai Industrial Holdings Ltd.	423,690
1,486,500	Shimao Property Holdings Ltd.	2,179,274
8,241,000	Shougang Concord International Enterprises Co., Ltd.*	1,259,574
5,161,000	SJM Holdings Ltd.	3,568,041

	Total Hong Kong	37,170,054

Hungary — 0.4%
11,483	MOL Hungarian Oil and Gas Nyrt*	910,500
47,004	OTP Bank PLC*	1,197,987
2,700	Richter Gedeon Nyrt	504,412

	Total Hungary	2,612,899

India — 3.9%
28,597	Axis Bank Ltd., GDR	777,266
68,526	Dr Reddys Laboratories Ltd., ADR(a)	1,966,696
16,296	HDFC Bank Ltd., ADR(a)	2,265,144
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

137,658	ICICI Bank Ltd., ADR	$5,064,438
127,064	Infosys Technologies Ltd., ADR(a)	7,309,993
99,420	Mahindra & Mahindra Ltd., GDR	1,150,289
112,322	Reliance Industries Ltd., London Shares, GDR(c)	5,030,902
49,744	Reliance Industries Ltd., Luxembourg Shares, GDR(c)	2,228,034
8,091	State Bank of India Ltd., London Shares, GDR	767,836
49,924	Sterlite Industries India Ltd., ADR	711,916
41,139	Tata Motors Ltd., ADR(a)	686,199
34,775	Wipro Ltd., ADR(a)	735,491

	Total India	28,694,204

Indonesia — 3.8%
9,633,713	Adaro Energy PT	1,996,176
1,675,800	Indofood Sukses Makmur Tbk PT	652,525
1,725,000	Perusahaan Gas Negara PT	691,641
390,675	PT Astra International Tbk	1,757,895
1,915,000	PT Bank Central Asia Tbk	1,100,082
5,037,900	PT Bank Mandiri Persero Tbk	2,777,151
1,181,000	PT Bank Rakyat Indonesia	1,067,774
1,740,000	PT Bumi Resources Tbk	379,973
1,702,496	PT Telekomunikasi Indonesia Tbk	1,400,175
1,556,500	PT United Tractors Tbk	2,978,663
6,129,900	Semen Gresik Persero Tbk PT	5,510,579
1,346,500	Tambang Batubara Bukit Asam Tbk PT	2,464,203
140,200	Telekomunikasi Indonesia Tbk PT, ADR	4,644,826
215,000	Unilever Indonesia Tbk PT	353,136

	Total Indonesia	27,774,799

Israel — 1.3%
375,930	Israel Chemicals Ltd.	4,142,183
99,670	Teva Pharmaceutical Industries Ltd., ADR	5,463,909

	Total Israel	9,606,092

Luxembourg — 0.3%
39,326	Oriflame Cosmetics SA	1,962,302

Macau — 0.4%
1,991,300	Wynn Macau Ltd.(a)*	3,167,547

Malaysia — 0.5%
99,725	Axiata Group Bhd*	112,046
20,600	Berjaya Sports Toto Bhd	26,581
126,100	British American Tobacco Malaysia Bhd	1,654,273
104,400	Bumiputra-Commerce Holdings Bhd	215,207
12,400	DiGi.Com Bhd	85,436
17,300	Genting Bhd	35,465
59,500	Genting Malaysia Bhd	48,061
6,200	Hong Leong Financial Group Bhd	14,969
46,020	IJM Corp. Bhd	64,516
19,700	IOI Corp. Bhd	28,490
9,800	Kuala Lumpur Kepong Bhd	47,267
97,030	Malayan Banking Bhd	210,721
62,200	PLUS Expressways Bhd	60,460
15,400	PPB Group Bhd	72,530
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

4,850	Public Bank Bhd	$16,854
38,400	Public Bank Bhd, Registered Shares	133,896
4,600	RHB Capital Bhd	8,022
71,400	Sime Darby Bhd	170,039
9	SP Setia Bhd	10
10,300	Tanjong PLC	54,758
74,500	Telekom Malaysia Bhd	73,796
58,200	Tenaga Nasional Bhd	145,478
17,000	UMW Holdings Bhd	32,492

	Total Malaysia	3,311,367

Mexico — 5.5%
53,600	Alfa SAB de CV, Class A Shares	367,494
315,391	America Movil SAB de CV, Class L Shares, ADR	14,930,610
14,700	Cemex SAB de CV, ADR*	159,201
291,092	Corporacion GEO SA de CV*	807,143
67,750	Desarrolladora Homex SA de CV, ADR(a)*	1,785,890
163,164	Fomento Economico Mexicano SAB de CV, ADR	6,882,258
96,600	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	329,204
29,900	Grupo Bimbo SAB de CV	213,834
220,200	Grupo Financiero Banorte SA de CV, Class O Shares	850,900
2,105,934	Grupo Mexico SAB de CV, Class B Shares	5,022,470
68,800	Grupo Modelo SAB de CV	377,046
215,400	Grupo Televisa SA, ADR	4,004,286
425,400	Kimberly-Clark de Mexico SAB de CV, Class A Shares	2,315,457
182,100	Mexichem SAB de CV	487,659
510,994	Wal-Mart de Mexico SA de CV, Class V Shares	1,145,985

	Total Mexico	39,679,437

Netherlands — 0.3%
156,956	VimpelCom Ltd., ADR*	2,440,666

Nigeria — 0.0%
44,445	Guaranty Trust Bank, GDR(c)	316,284

Pakistan — 0.4%
839,300	Oil & Gas Development Co., Ltd.	1,320,026
803,360	Pakistan Petroleum Ltd.	1,753,814

	Total Pakistan	3,073,840

Peru — 0.2%
32,100	Cia de Minas Buenaventura SA, ADR	1,155,600

Philippines — 1.1%
23,740	Ayala Corp.	171,451
1,082,000	Ayala Land Inc.	314,151
320,600	Bank of the Philippine Islands	307,383
2,712,500	Energy Development Corp.*	288,979
130,400	First Philippine Holdings Corp.	158,685
64,800	Jollibee Foods Corp.	85,418
140,600	Metropolitan Bank & Trust	172,446
115,900	Philippine Long Distance Telephone Co., ADR	5,970,009
30,520	SM Investments Corp.	261,479
408,000	SM Prime Holdings Inc.	92,071

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

	Total Philippines	$7,822,072

Poland — 0.5%
5,723	Bank Pekao SA	286,081
14,656	KGHM Polska Miedz SA	428,578
46,874	Polski Koncern Naftowy Orlen*	540,467
80,610	Powszechna Kasa Oszczednosci Bank Polski SA	991,425
2,300	Powszechny Zaklad Ubezpieczen SA*	243,877
211,338	Telekomunikacja Polska SA	993,927

	Total Poland	3,484,355

Russia — 7.8%
479	AK Transneft OAO	405,234
22,998,672	Federal Grid Co. Unified Energy System JSC*	252,985
3,256,899	Federal Hydrogenerating Co.*	173,593
58,062	Gazpromneft JSC	223,539
55,761	Globaltrans Investment PLC, GDR	713,741
291,998,432	Inter Rao Ues OAO*	459,898
10,793	LUKOIL	518,064
203,317	LUKOIL, ADR	9,840,543
35,340	LUKOIL, London Shares, ADR	1,691,019
110,173	Magnit OJSC(c)*	2,120,830
60,532	Magnit OJSC, GDR*	1,165,241
114,902	Mechel, ADR	2,492,224
103,841	MMC Norilsk Nickel, ADR	1,645,880
65,584	MMC Norilsk Nickel, London Shares, ADR	1,075,578
361,189	Mobile Telesystems OJSC, ADR*	6,945,664
12,557	Novolipetsk Steel OJSC, GDR	363,525
14,065	OAO Gazprom, ADR	290,442
431,716	OAO Gazprom, London Shares, ADR	8,871,764
15,438	OAO NovaTek, GDR	1,125,430
157,869	Rosneft Oil Co.	1,144,550
423,839	Rosneft Oil Co., GDR*	3,115,217
2,004,166	Sberbank of Russian Federation	4,649,665
20,303	Severstal, GDR*	219,881
35,268	Sistema JSFC, GDR	920,495
954,927	Surgutneftegaz (Preference Shares)	413,006
345,031	Surgutneftegaz	313,978
19,572	Tatneft, ADR	532,750
10,027	TMK OAO, GDR*	170,459
962,674	TNK-BP Holding	1,886,841
133,205	Uralkali, GDR	2,498,926
89,980,379	VTB Bank OJSC	215,953
301	Wimm-Bill-Dann Foods OJSC	13,545
8,400	Wimm-Bill-Dann Foods OJSC, ADR	176,400
4,518	X5 Retail Group NV, GDR*	146,519

	Total Russia	56,793,379

Singapore — 0.4%
8,203,181	Golden Agri-Resources Ltd.	2,953,338

South Africa — 8.5%
95,308	ABSA Group Ltd.	1,629,821
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

10,033	African Rainbow Minerals Ltd.	$229,564
20,452	Anglo Platinum Ltd.*	2,072,986
45,700	AngloGold Ashanti Ltd.	1,930,116
16,400	AngloGold Ashanti Ltd., ADR	687,488
10,807	Aspen Pharmacare Holdings Ltd.*	113,953
66,227	Aveng Ltd.	316,130
20,739	Bidvest Group Ltd.	357,604
1	Discovery Holdings Ltd.	5
117,473	FirstRand Ltd.	303,344
45,244	Gold Fields Ltd.	625,633
29,357	Impala Platinum Holdings Ltd.	742,338
24,799	Imperial Holdings Ltd.	315,427
24,423	Investec Ltd.	183,547
112,802	Kumba Iron Ore Ltd.	4,831,882
142,466	Massmart Holdings Ltd.	2,205,039
10,600	Mittal Steel South Africa Ltd.*	111,648
230,854	MTN Group Ltd.	3,242,042
640,769	Murray & Roberts Holdings Ltd.	3,486,791
70,109	Naspers Ltd., Class N Shares	2,767,310
295,521	Nedbank Group Ltd.	5,255,043
672,300	Pretoria Portland Cement Co., Ltd.	2,870,020
33,754	Remgro Ltd.	428,903
1,988,236	Sanlam Ltd.	6,188,628
66,790	Sasol Ltd.	2,426,397
201,645	Shoprite Holdings Ltd.	2,100,531
696,391	Standard Bank Group Ltd.	9,810,164
139,562	Steinhoff International Holdings Ltd.*	360,044
171,385	Tiger Brands Ltd.	3,957,095
319,212	Truworths International Ltd.	2,299,297
76,175	Woolworths Holdings Ltd./South Africa	232,618

	Total South Africa	62,081,408

South Korea — 12.1%
413	Amorepacific Corp.	316,065
15,220	Daegu Bank	174,283
5,723	Daelim Industrials Co.	266,158
10,350	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	152,761
9,370	Dongbu Insurance Co., Ltd.	260,165
1,810	Glovis Co., Ltd.	190,506
50,800	GS Holdings	1,489,417
23,534	Hana Financial Group Inc.	591,500
15,354	Hite Brewery Co., Ltd.	1,869,462
3,196	Honam Petrochemical Corp.	334,981
5,959	Hyundai Department Store Co., Ltd.	506,099
45,968	Hyundai Engineering & Construction Co., Ltd.	1,934,649
3,053	Hyundai Heavy Industries	543,629
25,753	Hyundai Mobis	4,219,926
17,720	Hyundai Motor Co.	2,021,691
6,161	Hyundai Steel Co.	449,399
29,760	Industrials Bank of Korea	329,141
16,260	Kangwon Land Inc.	228,734
60,046	KB Financial Group Inc.	2,454,647
716	KCC Corp.	160,333
281,774	Korea Life Insurance Co. Ltd.	1,740,161
1,214	Korea Zinc Co., Ltd.	196,558
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

15,580	KT Corp.	$573,500
146,799	KT&G Corp.	7,095,496
5,375	LG Chem Ltd.	1,204,144
13,700	LG Corp.	762,131
21,790	LG Display Co., Ltd.	788,042
5,766	LG Electronics Inc.	488,332
2,482	LG Household & Health Care Ltd.	652,918
32,149	NHN Corp.*	4,625,230
18,982	POSCO	7,400,273
34,307	Samsung Electronics Co., Ltd.	22,168,725
2,866	Samsung Engineering Co., Ltd.	245,026
4,941	Samsung Fire & Marine Insurance Co., Ltd.	736,006
3,576	Samsung SDI Co., Ltd.	468,416
364,517	Shinhan Financial Group Co., Ltd.	12,852,776
2,906	Shinsegae Co., Ltd.	1,137,868
15,759	SK Telecom Co., Ltd.	2,099,126
129,240	Woongjin Coway Co., Ltd.	3,813,408
19,920	Woori Finance Holdings Co., Ltd.	255,196

	Total South Korea	87,796,878

Taiwan — 7.9%
264,954	Acer Inc.	661,097
130,439	Advanced Semiconductor Engineering Inc.	108,602
469,800	Advanced Semiconductor Engineering Inc., ADR(a)	1,963,764
340,518	Asia Cement Corp.	290,739
152,632	Asustek Computer Inc.(b)	240,208
1,738,259	AU Optronics Corp.	1,684,323
64,000	Catcher Technology Co., Ltd.	155,678
359,704	Cathay Financial Holding Co., Ltd.*	523,910
604,611	China Steel Corp.	569,688
648,913	Chinatrust Financial Holding Co., Ltd.	328,821
1,031,535	Chunghwa Telecom Co., Ltd.	1,970,476
403,079	Compal Electronics Inc.	487,062
211,000	Coretronic Corp.	309,800
130,000	Delta Electronics Inc.	403,762
434,613	Far Eastern Textile Co., Ltd.	424,859
45,000	Farglory Land Development Co., Ltd.	87,086
460,000	First Financial Holding Co., Ltd.	234,902
64,890	Formosa Petrochemical Corp.	152,197
481,830	Formosa Plastics Corp.	963,038
2,137,000	Fubon Financial Holding Co., Ltd.*	2,411,743
401,006	High Tech Computer Corp.	5,408,514
2,825,640	HON HAI Precision Industry Co., Ltd.	11,120,669
343,800	HON HAI Precision Industry Co., Ltd., GDR*	2,922,300
179,177	HON HAI Precision Industry Co., Ltd., London Shares, GDR(c)*	1,517,629
36,640	HTC Corp., GDR*	1,994,575
64,448	MediaTek Inc.	1,029,794
370,000	Mega Financial Holding Co., Ltd.	193,128
138	Pacific Electric Wire & Cable Co., Ltd.(b)*	0
488,500	Pou Chen Corp.	368,336
183,893	Powertech Technology Inc.	545,332
6,940,644	Shin Kong Financial Holding Co., Ltd.*	2,325,919
19	Shin Kong Financial Holding Co., Ltd., GDR(c)*	175
56,787	Silitech Technology Corp.	160,255
504,150	Taiwan Cooperative Bank	285,861
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

94,000	Taiwan Fertilizer Co., Ltd.	$259,459
148,098	Taiwan Mobile Co., Ltd.	280,254
3,402,677	Taiwan Semiconductor Manufacturing Co., Ltd.	6,202,261
684,415	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,673,046
158,100	Tripod Technology Corp.	572,951
85,000	U-Ming Marine Transport Corp.	167,777
96,604	Uni-President Enterprises Corp.	98,420
390,000	United Microelectronics Corp.*	173,375
307,050	Wistron Corp.	501,393
744,315	Yuanta Financial Holding Co.	392,246

	Total Taiwan	57,165,424

Thailand — 0.9%
6,350	Advanced Info Service PCL(b)	15,112
24,900	Advanced Info Service PCL, NVDR	56,482
10,000	Banpu PCL	175,125
136,800	Banpu Public Co., Ltd.	2,401,579
184,200	Charoen Pokphand Foods PCL	98,169
17,800	CP ALL PCL(b)	14,895
198,900	CP ALL PCL, NVDR	166,219
767,200	Kasikornbank PCL	2,016,264
185,100	Kasikornbank Public Co., Ltd., NVDR	484,441
535,400	Krung Thai Bank Public Co., Ltd.(b)	182,495
308,700	PTT Aromatics & Refining PCL	247,787
22,500	PTT Chemical PCL	61,399
34,500	PTT Exploration & Production PCL, NVDR	150,452
6,700	PTT Exploration & Production PCL(b)	29,318
44,800	PTT PCL, NVDR	334,509
22,500	Siam Cement PCL	164,635
86,100	Siam Commercial Bank PCL	211,603
69,000	Thai Oil PCL	92,510

	Total Thailand	6,902,994

Turkey — 4.8%
903,996	Akbank TAS	4,549,612
367	Aktas Electric Ticaret AS(b)*	0
50,146	Anadolu Efes Biracilik Ve Malt Sanayii AS	567,773
98,620	Arcelik	421,484
22,262	BIM Birlesik Magazalar AS	601,550
17,685	Enka Insaat ve Sanayi AS	58,989
157,277	Haci Omer Sabanci Holding AS	653,284
1,136,825	KOC Holding AS	3,928,965
34,354	Tupras — Turkiye Petrol Rafinerileri AS	626,844
171,412	Turk Telekomunikasyon AS	545,415
1,026,699	Turkcell Iletisim Hizmet AS	5,591,485
1,467,255	Turkiye Garanti Bankasi AS	6,351,476
93,648	Turkiye Halk Bankasi AS	623,384
3,274,026	Turkiye Is Bankasi, Class C Shares	10,121,503
234,530	Yapi ve Kredi Bankasi AS*	612,139

	Total Turkey	35,253,903

United Kingdom — 0.2%
109,500	African Barrick Gold LTD*	987,002
6,248	Anglo American PLC*	240,095

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

	Total United Kingdom	$1,227,097

United States — 0.1%
33,700	Southern Copper Corp.(a)	993,476

	TOTAL COMMON STOCKS
	(Cost — $542,846,546)	694,317,482

PREFERRED STOCKS — 1.9%

Brazil — 1.8%
20,570	Banco Bradesco SA, 0.580%	333,965
225,800	Investimentos Itau SA, 0.500%	1,340,882
12,600	Petroleo Brasileiro SA, 0.450%	195,553
46,900	Ultrapar Participacoes SA, 2.840%	2,109,338
342,812	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	8,546,717

	Total Brazil	12,526,455

South Korea — 0.1%
1,780	LG Electronics Inc., 4.750%	61,140
2,404	Samsung Electronics Co., Ltd., 1.460%	1,024,382

	Total South Korea	1,085,522

	TOTAL PREFERRED STOCKS
	(Cost — $11,555,739)	13,611,977

EXCHANGE TRADED SECURITIES — 0.9%

Hong Kong — 0.4%
1,662,000	iShares FTSE/Xinhua A50 China Tracker(a)*	2,587,070

United States — 0.5%
60,467	iPath MSCI India Index ETN(a)*	3,677,603

	TOTAL EXCHANGE TRADED SECURITIES
	(Cost — $5,975,931)	6,264,673

WARRANTS — 0.0%

Hong Kong — 0.0%
2,850	Kingboard Chemical Holdings Ltd., expires 10/31/12*	1,245

Malaysia — 0.0%
7,420	IJM Land Bhd, expires 9/11/13*	1,982

	TOTAL WARRANTS
	(Cost — $280)	3,227

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $560,378,496)	714,197,359

Face
Shares

SHORT-TERM INVESTMENTS (d) — 8.0%
MONEY MARKET FUND — 6.6%
$47,946,340	The AIM STIT — Liquid Asset Portfolio (e)
	(Cost — $47,946,340)	47,946,340

TIME DEPOSITS — 1.4%
137,730	CAD Bank of America — London, 0.070% due 6/1/10	131,203
9,717,771	Bank of America — Toronto, 0.030% due 6/1/10	9,717,771
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Face
Amount	Security	Value

	BBH — Grand Cayman:
1,196,019	HKD 0.010% due 6/1/10	$153,615
407,054	SEK 0.010% due 6/1/10	52,214
300	GBP 0.082% due 6/1/10	435
103,297	ZAR 5.550% due 6/1/10	13,652
771,157	ZAR JPMorgan Chase & Co. — London, 5.550% due 6/1/10	101,921

	TOTAL TIME DEPOSITS
	(Cost — $10,170,811)	10,170,811

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $58,117,151)	58,117,151

	TOTAL INVESTMENTS — 106.1%
	(Cost — $618,495,647#)	772,314,510

	Liabilities in Excess of Other Assets — (6.1)%	(44,447,163)

	TOTAL NET ASSETS — 100.0%	$727,867,347

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.4%.

(e)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
CAD	—	Canadian Dollar
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
NVDR	—	Non-Voting Depositary Receipt
PLC	—	Public Limited Company
SEK	—	Swedish Krona
ZAR	—	South African Rand

Summary of Investments by Security Sector^

Financials	22.5%
Information Technology	13.0
Materials	12.8
Energy	11.5
Telecommunication Services	9.5
Consumer Staples	8.6
Consumer Discretionary	6.1
Industrials	4.6
Utilities	2.3
Health Care	1.1
Funds	0.5
Short-Term Investments	7.5

100.0%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES - 25.3%
FHLMC - 6.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
$22,291	11.500% due 10/1/15	$25,792
2,905	9.500% due 6/1/16	3,274
121,046	8.500% due 11/1/16 - 7/1/17	133,102
26,184	8.000% due 1/1/17 - 6/1/17	28,923
85,497	3.000% due 12/1/34 (a)	88,467
88,121	3.142% due 1/1/35 (a)	91,795
919,635	2.770% due 3/1/36 (a)(b)	951,970
676,731	5.987% due 10/1/36 (a)	719,623
104,527	5.765% due 2/1/37 (a)	110,643
247,292	5.757% due 5/1/37 (a)	261,628
264,995	5.816% due 5/1/37 (a)	279,888
1,959,620	5.872% due 5/1/37 (a)	2,094,704
937,150	6.025% due 9/1/37 (a)	995,506
669,236	5.110% due 5/1/38 (a)	707,891
	Gold:
12,506	7.000% due 5/1/12 - 8/1/12	13,204
112	8.000% due 8/1/12	119
25,686,935	5.500% due 10/1/13 - 6/1/39(b)(c)	27,400,645
5,317,620	6.500% due 7/1/14 - 9/1/38(b)	5,790,390
17,837,657	6.000% due 5/1/16 - 6/1/39	19,264,993
22,281	8.500% due 2/1/18	23,462
3,860,029	5.000% due 6/1/21 - 11/1/36	4,062,733
779,938	4.500% due 5/1/23 - 2/1/24	818,853

	TOTAL FHLMC	63,867,605

FNMA - 15.3%
	Federal National Mortgage Association (FNMA):
29,280,560	5.500% due 12/1/16 - 6/1/39(c)	31,311,946
3,909	8.500% due 4/1/17	4,322
11,723	8.000% due 8/1/17	13,158
4,020	10.000% due 1/1/21	4,448
42,177,516	5.000% due 3/1/21 - 6/1/39(c)	44,348,795
12,434,186	6.000% due 9/1/21 - 6/1/39(c)	13,455,107
278	9.500% due 11/1/21	309
16,572,348	4.500% due 6/1/23 - 2/1/40	17,067,482
6,460,568	6.500% due 11/1/23 - 6/1/39(c)	7,058,873
1,000,000	4.000% due 6/1/25 (b)(c)	1,025,781
894,155	7.000% due 9/1/26 - 4/1/37(b)	984,324
16,670	4.572% due 1/1/30 (a)(b)	17,372
50,835	3.565% due 3/1/30 (a)(b)	52,173
1,200,315	2.460% due 3/1/34 (a)	1,242,401
323,040	2.681% due 4/1/34 (a)	335,794
27,553	2.890% due 12/1/34 (a)	28,493
248,967	2.895% due 12/1/34 (a)	258,607
428,601	3.427% due 9/1/35 (a)	444,753
572,462	2.404% due 10/1/35 - 11/1/35(a)	586,578
630,539	2.440% due 10/1/35 (a)	647,313
876,430	2.415% due 11/1/35 (a)(b)	898,447
133,153	2.419% due 11/1/35 (a)	136,936
133,413	2.425% due 11/1/35 (a)	137,233
122,749	2.428% due 11/1/35 (a)	126,118
139,724	2.441% due 11/1/35 (a)	143,571
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

FNMA - 15.3% — (continued)
$1,264,754		4.894% due 1/1/36 (a)	$1,313,276
756,671		5.766% due 6/1/36 (a)	809,315
966,147		5.892% due 8/1/36 (a)	1,023,173
1,534,761		6.180% due 9/1/36 (a)	1,648,307
157,418		3.686% due 12/1/36 (a)	163,960
977,809		5.837% due 2/1/37 (a)	1,047,757
1,822,367		5.530% due 4/1/37 (a)	1,939,260
1,424,417		5.922% due 4/1/37 (a)	1,508,964
1,417,296		5.652% due 5/1/37 (a)	1,513,473
2,009,248		5.940% due 8/1/37 (a)	2,162,306
8,100,000		4.500% due 6/1/39 (c)	8,267,063
6,400,000		5.500% due 6/1/39 (c)	6,828,000

		TOTAL FNMA	148,555,188

GNMA - 3.5%
		Government National Mortgage Association (GNMA):
54		11.000% due 9/15/10	54
5,794		9.500% due 12/15/16 - 8/15/17	6,533
29,667		8.500% due 5/15/17 - 8/15/30	34,142
3,396		9.000% due 8/15/30 - 9/15/30(b)	3,990
3,803,847		5.000% due 1/15/33 - 10/15/33	4,046,565
10,435,074		4.500% due 9/15/33 - 6/1/40(b)(c)	10,712,521
4,618,847		6.000% due 12/15/33 - 9/15/39(c)	5,003,521
2,217,107		6.500% due 1/15/34 - 1/15/39	2,422,946
998,021		5.500% due 5/15/37 - 6/1/39(c)	1,074,661
		Government National Mortgage Association II (GNMA):
37,244		8.500% due 11/20/16 - 1/20/17	41,286
28,290		9.000% due 4/20/17 - 11/20/21	31,646
78,530		3.375% due 2/20/26 (a)(b)	80,755
48,588		3.125% due 10/20/27 (a)(b)	49,940
1,748		8.000% due 3/20/30 (b)	2,023
48,635		4.375% due 5/20/30 (a)(b)	50,414
2,337,147		6.000% due 2/20/35 - 6/1/39(c)	2,542,182
5,200,000		4.500% due 6/1/40 (c)	5,325,122
2,400,000		5.000% due 8/1/40 (c)	2,504,258

		TOTAL GNMA	33,932,559

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $236,533,936)	246,355,352

ASSET-BACKED SECURITIES - 1.9%
Automobiles - 0.6%
1,345,000	AAA	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.130% due 9/15/13(d)	1,360,834
727,675	AA	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.367% due 5/15/13(a)	722,820
		Ford Credit Auto Owner Trust:
840,000	AAA	Series 2007-B, Class A4A, 5.240% due 7/15/12	875,041
1,125,000	AAA	Series 2009-A, Class A4, 6.070% due 5/15/14	1,234,596
1,090,000	AA-	World Omni Auto Receivables Trust, Series 2007-BA, Class B, 5.980% due 4/15/15(d)	1,138,810

		Total Automobiles	5,332,101

Credit Card - 0.6%
1,505,000	AAA	BA Credit Card Trust, Series 2007-A12, Class A12, 0.537% due 1/15/13(a)	1,505,240
		Chase Issuance Trust:
985,000	Aaa(e)	Series 2009-A8, Class A8, 0.737% due 9/17/12(a)	986,292
1,770,000	Aaa(e)	Series 2009-A7, Class A7, 0.787% due 9/17/12(a)	1,771,746
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Credit Card - 0.6% — (continued)
$1,340,000	AAA	MBNA Credit Card Master Note Trust, Series 2005-A4, Class A4, 0.377% due 11/15/12(a)	$1,339,931

		Total Credit Card	5,603,209

Student Loan - 0.7%
100,000	AAA	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.450% due 6/15/43(a)	92,146
940,000	AAA	SLC Student Loan Trust, Series 2008-1, Class A3, 1.357% due 9/15/19(a)	959,859
		SLM Student Loan Trust:
1,650,000	AAA	Series 2008-5, Class A2, 1.416% due 10/25/16(a)	1,675,913
420,000	AAA	Series 2008-5, Class A3, 1.616% due 1/25/18(a)	435,530
1,705,000	AAA	Series 2008-5, Class A4, 2.016% due 7/25/23(a)	1,799,773
2,231,245	AAA	Series 2010-1, Class A, 0.743% due 3/25/25(a)	2,232,635

		Total Student Loan	7,195,856

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $17,996,989)	18,131,166

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.1%
215,917	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 0.583% due 9/25/35(a)	195,816
207,974	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.833% due 11/25/33(a)	185,043
199,234	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.593% due 6/25/29(a)	76,420
		American Home Mortgage Assets:
1,172,176	CCC	Series 2006-1, Class 2A1, 0.533% due 5/25/46(a)(b)	634,218
402,929	B-	Series 2006-6, Class A1A, 0.533% due 12/25/46(a)	211,105
1,488,771	CCC	American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.573% due 3/25/47(a)	780,038
914,455	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.693% due 6/25/34(a)(b)	707,216
96,665	AAA	Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 0.618% due 9/25/34(a)(b)	83,390
		Banc of America Commercial Mortgage Inc.:
680,976	Aaa(e)	Series 2001-1, Class A2, 6.503% due 4/15/36	696,706
1,091,762	AAA	Series 2002-PB2, Class A4, 6.186% due 6/11/35	1,151,134
1,040,000	AAA	Series 2007-2, Class A2, 5.634% due 4/10/49(a)	1,065,399
		Banc of America Funding Corp.:
4,365	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	4,426
415,194	B-	Series 2005-B, Class 2A1, 3.018% due 4/20/35(a)	302,285
2,171,900	CCC	Series 2007-5, Class 3A1, 6.000% due 7/25/37	1,907,163
2,120,881	CCC	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,489,654
		Banc of America Mortgage Securities Inc.:
365,537	AAA	Series 2004-F, Class 1A1, 4.089% due 7/25/34(a)(b)	348,075
2,081,301	CCC	Series 2006-B, Class 4A1, 6.174% due 11/20/46(a)	2,049,513
369,903	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 1.029% due 2/28/44(a)	335,935
		Bear Stearns Adjustable Rate Mortgage Trust:
61,783	AAA	Series 2002-11, Class 1A1, 5.666% due 2/25/33(a)(b)	61,750
638,588	AAA	Series 2005-2, Class A2, 2.934% due 3/25/35(a)(b)	589,601
462,037	BBB-	Series 2005-4, Class 3A1, 5.345% due 8/25/35(a)(b)	438,247
1,189,043	CCC	Series 2007-3, Class 1A1, 5.380% due 5/25/47(a)(b)	870,554
		Bear Stearns ALT-A Trust:
496,229	BB	Series 2005-2, Class 2A4, 3.044% due 4/25/35(a)	373,315
382,279	AAA	Series 2005-4, Class 23A2, 2.760% due 5/25/35(a)(b)	310,313
551,095	CCC	Series 2005-7, Class 22A1, 4.980% due 9/25/35(a)(b)	412,589
775,626	BBB	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 1.343% due 10/25/37(a)(b)	505,955
		Bear Stearns Commercial Mortgage Securities:
2,175,357	AAA	Series 2001-TOP2, Class A2, 6.480% due 2/15/35	2,228,375
1,765,000	Aaa(e)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,850,781
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	559,937
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	203,713
480,000	A+	Series 2007-PW17, Class A4, 5.694% due 6/11/50(a)	475,556
399,813	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.563% due 12/25/36(a)(b)(d)	311,605
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.1% — (continued)
$1,327,159	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.343% due 3/25/37(a)(d)	$1,181,414
1,700,000	AAA	Centex Home Equity, Series 2006-A, Class AV4, 0.593% due 6/25/36(a)	912,068
229,400	AAA	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	230,922
		Chase Funding Mortgage Loan Asset-Backed Certificates:
1,128	AAA	Series 2002-2, Class 2A1, 0.843% due 5/25/32(a)	1,006
1,303	AAA	Series 2002-3, Class 2A1, 0.983% due 8/25/32(a)	1,201
1,155,419	A	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 3.697% due 2/25/37(a)(b)	1,066,270
41,602	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32(a)	41,627
1,061,303	AAA	Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,069,332
		Countrywide Alternative Loan Trust:
764,169	AA+	Series 2005-24, Class 4A1, 0.570% due 7/20/35(a)	429,392
481,107	CCC	Series 2005-27, Class 2A3, 2.001% due 8/25/35(a)	260,009
882,003	CCC	Series 2005-59, Class 1A1, 0.586% due 11/20/35(a)	514,705
1,275,471	CCC	Series 2006-OA17, Class 1A1A, 0.535% due 12/20/46(a)(b)	635,834
553,525	CCC	Series 2006-OA21, Class A1, 0.530% due 3/20/47(a)	278,900
3,373,112	B-	Series 2006-OA22, Class A1, 0.503% due 2/25/47(a)	1,984,196
1,261,857	CCC	Series 2006-OA9, Class 2A1A, 0.550% due 7/20/46(a)(b)	500,104
		Countrywide Asset-Backed Certificates:
1,980	B-	Series 2001-BC3, Class A, 0.823% due 12/25/31(a)	1,032
5,025	AAA	Series 2002-3, Class 1A1, 1.083% due 5/25/32(a)	4,366
12,759	AAA	Series 2003-BC2, Class 2A1, 0.943% due 6/25/33(a)	11,617
133,315	AAA	Series 2004-SD4, Class A1, 0.723% due 12/25/34(a)(d)	122,622
114,328	BBB	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	110,414
872,064	CCC	Series 2006-13, Class 3AV2, 0.493% due 1/25/37(a)	585,405
871,434	BBB+	Series 2006-3, Class 3A1, 0.463% due 6/25/36(a)	699,745
767,023	BB	Series 2006-SD3, Class A1, 0.673% due 7/25/36(a)(d)	419,696
777,374	AAA	Series 2007-13, Class 2A2, 1.143% due 10/25/47(a)	565,357
1,725,000	CCC	Series 2007-4, Class A2, 5.530% due 9/25/37	1,429,898
161,416	CC	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.577% due 12/15/35(a)	63,490
		Countrywide Home Loan Mortgage Pass Through Trust:
90,946	AAA	Series 2004-R2, Class 1AF1, 0.763% due 11/25/34(a)(d)	73,494
347,837	CCC	Series 2005-11, Class 3A3, 3.539% due 4/25/35(a)	168,164
240,215	CCC	Series 2005-11, Class 6A1, 0.643% due 3/25/35(a)	147,783
672,531	AAA	Series 2005-R1, Class 1AF1, 0.703% due 3/25/35(a)(d)	541,346
531,057	CCC	Series 2007-16, Class A1, 6.500% due 10/25/37	455,217
		Credit Suisse Mortgage Capital Certificates:
250,578	D	Series 2006-8, Class 3A1, 6.000% due 10/25/21	187,232
3,609,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	3,500,000
382,024	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35(b)	335,116
		CS First Boston Mortgage Securities Corp.:
841,347	CC	Series 2005-10, Class 5A6, 5.500% due 11/25/35	722,131
1,200,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40(a)	1,236,757
1,400,000	AA-	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223% due 8/15/48	1,345,249
		Deutsche ALT-A Securities Inc.:
366,290	BB+	Series 2006-OA1, Class A1, 0.543% due 2/25/47(a)	212,028
3,268,261	CCC	Series 2007-OA2, Class A1, 1.191% due 4/25/47(a)	1,766,623
220,875	AA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.739% due 11/19/44(a)	81,470
		EMC Mortgage Loan Trust:
8,421	AAA(f)	Series 2002-B, Class A1, 0.993% due 2/25/41(a)(d)	5,833
42,164	A	Series 2003-A, Class A1, 0.893% due 8/25/40(a)(d)	32,192
		Federal Home Loan Mortgage Corp. (FHLMC):
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.1% — (continued)
$8,053	NR	Series 1865, Class DA, 22.995% due 2/15/24(a)(g)	$7,943
1,020,537	NR	Series T-61, Class 1A1, 1.841% due 7/25/44(a)(b)	1,016,632
		Federal National Mortgage Association (FNMA):
8,282	NR	Series 1999-18, Class A, 5.500% due 10/18/27	8,346
52,846	NR	Series 2000-34, Class F, 0.793% due 10/25/30(a)(b)	53,109
205,531	NR	Series 2000-T6, Class A3, 4.687% due 1/25/28(a)	214,909
134,352	NR	Series 2002-34, Class FE, 0.738% due 5/18/32(a)(b)	134,731
940,000	NR	Series 2002-T3, Class B, 5.763% due 12/25/11	1,000,187
100,520	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	98,269
252,567	NR	Series 2004-25, Class PA, 5.500% due 10/25/30	257,414
173,512	NR	Series 2004-36, Class BS, 5.500% due 11/25/30	177,154
122,734	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	131,719
		Federal National Mortgage Association (FNMA), REMICS:
6,458,416	NR	Series 2006-27, Class SH, 6.357% due 4/25/36(a)	896,920
4,879,198	NR	Series 2007-68, Class SC, 6.357% due 7/25/37(a)	667,632
1,472,460	AAA	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.663% due 1/12/43	1,505,970
1,020,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, 4.200% due 2/15/17(d)	1,056,868
		GE Capital Commercial Mortgage Corp.:
1,723,899	Aaa(e)	Series 2001-1, Class A2, 6.531% due 5/15/33	1,768,679
500,000	BBB+	Series 2007-C1, Class A4, 5.543% due 12/10/49	458,971
		GMAC Commercial Mortgage Securities Inc.:
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33(a)	973,456
1,609,746	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,649,571
1,681,456	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 1.093% due 2/25/31(a)(d)	1,228,755
		Government National Mortgage Association (GNMA):
103,896	NR	Series 2000-35, Class F, 0.887% due 12/16/25(a)(b)	104,153
95,281	NR	Series 2002-21, Class FV, 0.737% due 3/16/32(a)(b)	95,382
7,655,818	NR	Series 2008-51, Class GS, 5.893% due 6/16/38(a)	934,851
		Greenwich Capital Commercial Funding Corp.:
2,200,000	A+	Series 2006-GG7, Class A4, 5.888% due 7/10/38(a)	2,235,866
3,750,000	A	Series 2007-GG9, Class A4, 5.444% due 3/10/39	3,631,523
		GS Mortgage Securities Corp. II:
299,872	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/03/18(b)(d)	311,836
1,225,000	AA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,218,295
232,257	AAA	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.693% due 9/25/35(a)(d)	174,808
		GSR Mortgage Loan Trust:
2,417,855	A+	Series 2005-AR4, Class 6A1, 5.250% due 7/25/35(a)	2,227,116
380,985	AAA	Series 2005-AR6, Class 2A1, 2.946% due 9/25/35(a)(b)	353,859
403,618	CCC	Series 2006-OA1, Class 2A1, 0.533% due 8/25/46(a)	318,141
		Harborview Mortgage Loan Trust:
56,760	BBB+	Series 2005-8, Class 1A2A, 0.669% due 9/19/35(a)	32,919
303,141	CCC	Series 2006-2, Class 1A, 3.315% due 2/25/36(a)	177,083
363,763	B-	Series 2006-9, Class 2A1A, 0.549% due 11/19/36(a)	211,553
		Home Equity Asset Trust:
1,052,863	AAA	Series 2007-1, Class 2A1, 0.403% due 5/25/37(a)	998,600
205,870	AAA	Series 2007-2, Class 2A1, 0.453% due 7/25/37(a)	196,934
6,270	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.143% due 3/25/33(a)	4,649
333,920	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.127% due 11/25/37(a)	245,441
		Indymac Index Mortgage Loan Trust:
134,372	B-	Series 2004-AR15, Class 1A1, 3.085% due 2/25/35(a)	96,363
186,230	B	Series 2005-AR15, Class A2, 5.099% due 9/25/35(a)	134,536
1,752,486	CC	Series 2007-AR5, Class 1A1, 5.543% due 5/25/37(a)	958,787
1,531,112	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.503% due 8/25/36(a)	572,522
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.1% — (continued)
		JP Morgan Chase Commercial Mortgage Securities Corp.:
$635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	$669,667
1,345,000	AA-	Series 2006-LDP7, Class A4, 5.874% due 4/15/45(a)	1,403,632
880,000	A+	Series 2007-CB19, Class A4, 5.746% due 2/12/49(a)	852,059
630,000	A-	Series 2007-LD12, Class A4, 5.882% due 2/15/51(a)	616,810
		JP Morgan Mortgage Trust:
378,254	AAA	Series 2005-A1, Class 6T1, 5.015% due 2/25/35(a)(b)	377,261
101,247	Caa1(e)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	95,060
101,847	CCC	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	95,209
		LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa(e)	Series 2001-C2, Class B, 6.799% due 9/15/34	2,982,785
49,094	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	49,115
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	413,622
		Lehman XS Trust:
374,397	B+	Series 2005-5N, Class 1A1, 0.643% due 11/25/35(a)	253,461
294,212	CC	Series 2005-7N, Class 1A1B, 0.643% due 12/25/35(a)	94,238
7,140,000	CCC	Series 2007-12N, Class 1A3A, 0.543% due 7/25/47(a)	1,728,816
3,307,147	B-	Series 2007-16N, Class 2A2, 1.193% due 9/25/47(a)	1,776,675
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 3.075% due 11/21/34(a)	4,864,843
154,101	AAA	Series 2004-4, Class 4A1, 2.587% due 5/25/34(a)(b)	117,538
1,971,313	CCC	Series 2007-3, Class 12A1, 0.543% due 5/25/47(a)	1,000,915
1,344,224	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 3.084% due 10/25/32(a)	1,265,222
337,998	AAA	Medallion Trust, Series 2003-1G, Class A, 0.461% due 12/21/33(a)	329,379
		Merrill Lynch Mortgage Investors Inc.:
352,606	AAA	Series 2004-A3, Class 4A3, 5.055% due 5/25/34(a)	355,984
392,999	AAA	Series 2005-A2, Class A2, 2.800% due 2/25/35(a)	384,950
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.655% due 5/12/39(a)	686,141
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
1,705,000	AA-	Series 2006-4, Class A3, 5.172% due 12/12/49(a)	1,636,458
800,000	Aaa(e)	Series 2007-6, Class A4, 5.485% due 3/12/51(a)	741,533
1,077,000	A-	Series 2007-7, Class A4, 5.747% due 6/12/50(a)	1,031,303
684,625	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	696,255
		MLCC Mortgage Investors Inc.:
103,869	B1(e)	Series 2005-1, Class 2A1, 2.361% due 4/25/35(a)	98,164
318,531	Ba3(e)	Series 2005-1, Class 2A2, 2.361% due 4/25/35(a)	294,298
2,200,000	CCC	Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2B, 0.433% due 1/25/37(a)	1,082,673
		Morgan Stanley Capital I:
1,700,000	Aaa(e)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,747,526
556,864	AAA	Series 2004-SD3, Class A, 0.803% due 6/25/34(a)(d)	470,100
1,787	AAA	Series 2006-HE7, Class A2A, 0.393% due 9/25/36(a)(b)	1,781
200,000	A-	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	185,156
550,000	A+	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	546,615
615,475	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.836% due 10/25/34(a)	533,146
		Nationstar Home Equity Loan Trust:
1,400,000	AAA	Series 2006-B, Class AV3, 0.513% due 9/25/36(a)	983,434
2,500,000	AAA	Series 2007-A, Class AV4, 0.573% due 3/25/37(a)	1,366,155
1,850,000	AAA	Series 2007-C, Class 2AV2, 0.473% due 6/25/37(a)	1,300,648
		Nomura Asset Acceptance Corp.:
145,166	AAA	Series 2004-R1, Class A1, 6.500% due 3/25/34(d)	141,351
164,773	AAA	Series 2004-R2, Class A1, 6.500% due 10/25/34(a)(d)	158,845
1,360,599	CCC	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.613% due 7/25/36(a)	556,298
		Option One Mortgage Loan Trust:
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.1% — (continued)
$3,727	AAA	Series 2002-6, Class A2, 1.143% due 11/25/32(a)	$3,130
18,117	AAA	Series 2003-1, Class A2, 1.183% due 2/25/33(a)	14,932
1,558,930	AAA	Popular ABS Mortgaged Pass-Through Trust, Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	1,513,959
		Prime Mortgage Trust:
737,072	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(d)	694,668
323,195	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(d)	309,992
2,151,486	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(d)	1,897,733
69,553	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/01/15	75,192
		Residential Accredit Loans Inc.:
848,041	CC	Series 2006-QO8, Class 1A1A, 0.433% due 10/25/46(a)	813,068
2,986,703	B-	Series 2007-QO4, Class A1, 0.543% due 5/25/47(a)	1,544,811
1,780,212	CCC	Series 2007-QS8, Class A10, 6.000% due 6/25/37	1,186,265
		Residential Asset Mortgage Products Inc.:
7,137	B	Series 2003-RS4, Class AIIB, 1.003% due 5/25/33(a)	4,620
1,341,171	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,223,330
188,662	CCC	Series 2004-SL4, Class A5, 7.500% due 7/25/32	187,262
448,939	D	SACO I Inc., Series 2006-7, Class A1, 0.473% due 7/25/36(a)	60,645
424,853	NR	Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	447,517
		Small Business Administration Participation Certificates:
307,813	NR	Series 1993-20K, Class 1, 6.150% due 11/01/13(b)	323,124
140,931	NR	Series 1995-20J, Class 1, 6.850% due 10/01/15(b)	150,449
294,458	NR	Series 1995-20K, Class 1, 6.650% due 11/01/15(b)	311,879
212,568	NR	Series 1996-20G, Class 1, 7.700% due 7/01/16(b)	231,388
954,491	NR	Series 1999-20L, Class 1, 7.190% due 12/01/19(b)	1,045,051
698,849	NR	Series 2000-20A, Class 1, 7.590% due 1/01/20(b)	777,317
1,142,707	NR	Series 2002-20K, Class 1, 5.080% due 11/01/22(b)	1,219,234
		Structured Adjustable Rate Mortgage Loan Trust:
218,591	BBB+	Series 2004-16, Class 1A2, 2.646% due 11/25/34(a)	161,321
875,193	AAA	Series 2004-6, Class 4A1, 4.853% due 6/25/34(a)	808,461
325,133	CCC	Series 2005-19XS, Class 1A1, 0.663% due 10/25/35(a)	197,031
		Structured Asset Mortgage Investments Inc.:
475,584	AAA	Series 2005-AR5, Class A3, 0.589% due 7/19/35(a)(b)	428,209
2,535,524	CCC	Series 2007-AR6, Class A1, 1.941% due 8/25/47(a)	1,407,181
		Structured Asset Securities Corp.:
7,708	A-	Series 2002-14A, Class 2A1, 2.290% due 7/25/32(a)(b)	5,152
246,709	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(d)	223,151
347,812	AAA	Series 2005-RF3, Class 1A, 0.693% due 6/25/35(a)(d)	275,669
101,831	AAA	Series 2006-BC3, Class A2, 0.393% due 10/25/36(a)(b)	100,307
1,588,638	BB	Series 2007-BC4, Class A3, 0.513% due 11/25/37(a)	1,460,997
		WaMu Mortgage Pass Through Certificates:
965,373	AAA	Series 2003-R1, Class A1, 0.883% due 12/25/27(a)(b)	869,668
58,783	AAA	Series 2004-AR11, Class A, 2.880% due 10/25/34(a)	56,016
207,973	AAA	Series 2004-AR12, Class A2A, 0.640% due 10/25/44(a)	141,530
562,943	AAA	Series 2005-AR11, Class A1A, 0.663% due 8/25/45(a)	436,542
1,431,847	AAA	Series 2005-AR13, Class A1A1, 0.633% due 10/25/45(a)(b)	1,098,315
558,357	AAA	Series 2005-AR15, Class A1A2, 0.623% due 11/25/45(a)	370,429
527,914	AAA	Series 2005-AR19, Class A1A2, 0.633% due 12/25/45(a)	357,574
1,000,000	AA-	Series 2005-AR4, Class A5, 2.720% due 4/25/35(a)	872,905
1,479,282	AAA	Series 2006-AR13, Class 2A, 3.114% due 10/25/46(a)(b)	1,049,624
850,482	CCC	Series 2006-AR14, Class 1A4, 5.570% due 11/25/36(a)(b)	651,286
729,612	CCC	Series 2007-HY4, Class 4A1, 5.490% due 9/25/36(a)	603,858
1,223,529	CCC	Series 2007-OA2, Class 1A, 1.141% due 3/25/47(a)(b)	697,035
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.1% — (continued)
$1,659,372	CCC	Series 2007-OA2, Class 2A, 1.141% due 1/25/47(a)	$596,379
1,452,459	CCC	Series 2007-OA5, Class 1A, 1.191% due 6/25/47(a)	836,486
		Wells Fargo Mortgage Backed Securities Trust:
730,443	A	Series 2006-AR2, Class 2A1, 4.896% due 3/25/36(a)(b)	656,101
400,000	A-	Series 2006-AR4, Class 2A4, 5.706% due 4/25/36(a)	334,134
208,269	Caa2(e)	Series 2006-AR7, Class 2A4, 5.530% due 5/25/36(a)(b)	175,708

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $147,509,918)	136,781,292

CORPORATE BONDS & NOTES - 25.6%
Aerospace & Defense - 0.1%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/01/16(b)	345,887
225,000	A	United Technologies Corp., Senior Unsecured Notes, 5.700% due 4/15/40	238,939

		Total Aerospace & Defense	584,826

Airlines - 0.5%
414,892	BBB+	Continental Airlines Inc., Pass Thru Certificates, 7.256% due 3/15/20	419,041
394,712	BBB	Delta Air Lines Inc., Pass Thru Certificates, 6.619% due 3/18/11	398,659
1,016,799	BBB-	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.811% due 8/15/16(a)	881,464
		Northwest Airlines Inc., Pass Thru Certificates:
1,000,000	BBB-	6.841% due 4/01/11	1,007,500
384,532	BBB-	7.041% due 4/01/22	384,532
1,266,881	BBB	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/01/16	1,374,566

		Total Airlines	4,465,762

Automobiles - 0.2%
		Daimler Finance North America LLC, Company Guaranteed Notes:
285,000	BBB+	4.875% due 6/15/10	284,971
300,000	BBB+	5.875% due 3/15/11	309,328
900,000	BBB+	5.750% due 9/08/11(b)	939,015
		Motors Liquidation Co., Senior Unsecured Notes:
1,325,000	NR	8.250% due 7/15/23(h)	420,687
20,000	NR	8.375% due 7/15/33(h)	6,600

		Total Automobiles	1,960,601

Beverages - 0.4%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
1,075,000	BBB+	4.125% due 1/15/15	1,110,520
95,000	BBB+	7.750% due 1/15/19(d)	112,771
160,000	BBB+	5.375% due 1/15/20	167,188
480,000	BBB+	5.000% due 4/15/20(d)	487,992
545,000	A-	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20(d)	545,668
470,000	BBB	Dr Pepper Snapple Group Inc., Company Guaranteed Notes, 6.820% due 5/01/18	550,186
510,000	A-	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/01/18	654,359

		Total Beverages	3,628,684

Biotechnology - 0.1%
625,000	BBB-	Life Technologies Corp., Senior Notes, 4.400% due 3/01/15	646,452

Building Products - 0.1%
1,400,000	BB	Pulte Homes Inc., Company Guaranteed Notes, 6.250% due 2/15/13(b)	1,431,500

Capital Markets - 1.9%
450,000	A+	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/01/12	489,099
780,000	AA	BP Capital Markets PLC, Company Guaranteed Notes, 3.125% due 3/10/12	792,043
450,000	BBB	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 12/29/49(a)	346,500
		Goldman Sachs Group Inc. (The):
60,000	A	Senior Notes, 3.625% due 8/01/12	60,350
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value
Capital Markets - 1.9% — (continued)
		Senior Unsecured Notes:
$190,000	A	4.500% due 6/15/10	$189,956
40,000	A	6.600% due 1/15/12	42,001
400,000	A	0.533% due 2/06/12(a)	388,706
20,000	A	5.300% due 2/14/12	20,775
80,000	A	5.450% due 11/01/12	83,241
145,000	A	4.750% due 7/15/13	147,657
2,550,000	A	5.250% due 10/15/13	2,655,254
475,000	A	6.000% due 5/01/14	501,600
800,000	A	5.125% due 1/15/15	819,273
1,000,000	A	5.750% due 10/01/16(b)	1,030,253
2,600,000	A	6.250% due 9/01/17(b)	2,695,048
600,000	A	6.150% due 4/01/18	613,876
1,385,000	A	7.500% due 2/15/19	1,531,575
730,000	A	5.375% due 3/15/20	705,581
650,000	NR	Lehman Brothers Holdings Capital Trust V, Company Guaranteed Notes, 5.857% due 11/29/49(h).	1,690
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Company Guaranteed Notes, 0.000% due 8/20/65(h)	598
		Lehman Brothers Holdings Inc.:
		Senior Unsecured Notes:
1,400,000	NR	0.000% due 11/24/08(h)	294,000
640,000	NR	0.000% due 11/07/16(h)	131,200
416,000	NR	8.920% due 2/16/17(h)	74,880
900,000	NR	Subordinated Notes, 6.750% due 12/28/17(h)	3,375
		Merrill Lynch & Co., Inc.:
2,600,000	A	Notes, 6.875% due 4/25/18(b)	2,682,038
		Senior Unsecured Notes:
850,000	AA-	8.950% due 5/18/17(a)	897,812
1,584,000	AA-	9.570% due 6/06/17(a)	1,710,720

		Total Capital Markets	18,909,101

Chemicals - 0.0%
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	220,949
19,000	BB	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	18,240

		Total Chemicals	239,189

Commercial Banks - 4.4%
2,025,000	AAA	Achmea Hypotheekbank NV, Government Liquid Guaranteed Notes, 3.200% due 11/03/14(d)	2,054,439
449,000	B	Ally Financial Inc., Company Guaranteed Notes, 6.625% due 5/15/12	446,755
1,000,000	AA	ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(d)	1,103,726
1,100,000	BB	BAC Capital Trust XV, Bank Guaranteed Notes, 1.338% due 6/01/56(a)	670,361
		Bank of America Corp.:
		Senior Unsecured Notes:
2,700,000	A	4.500% due 4/01/15(b)	2,686,530
60,000	A	7.625% due 6/01/19	68,237
170,000	A-	Subordinated Notes, 5.420% due 3/15/17	166,100
855,000	A	Bank One Corp., Subordinated Notes, 5.900% due 11/15/11	898,100
460,000	BB	BankAmerica Capital III, Bank Guaranteed Notes, 0.873% due 1/15/27(a)	311,869
		Barclays Bank PLC:
1,200,000	AA-	Senior Notes, 5.200% due 7/10/14	1,242,711
480,000	AA-	Senior Unsecured Notes, 5.125% due 1/08/20	457,203
660,000	A-	Credit Agricole SA, Subordinated Notes, 9.750% due 6/29/49	676,500
555,000	A+	Credit Suisse/New York NY, Senior Unsecured Notes, 5.300% due 8/13/19	571,245
1,000,000	A+	Deutsche Bank AG, Senior Unsecured Notes, 4.875% due 5/20/13	1,054,122
2,000,000	AA+	Dexia Credit Local, Government Liquid Guaranteed Notes, 2.750% due 4/29/14(d)	2,025,400
1,080,000	AA	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	1,204,107
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value
Commercial Banks - 4.4% — (continued)
$500,000	AAA	Fortis Bank Nederland Holding NV, Government Liquid Guaranteed Notes, 1.246% due 6/10/11(a)	$618,211
		Glitnir Banki HF:
270,000	D	Notes, 6.330% due 7/28/11(d)(g)(h)	76,275
460,000	NR	Subordinated Notes, 6.693% due 6/15/16(d)(g)(h)	1,725
1,300,000	BBB-	HBOS PLC, Senior Subordinated Notes, 6.750% due 5/21/18(d)	1,229,037
1,600,000	AA-	HSBC Bank USA, Subordinated Notes, 6.000% due 8/09/17(b)	1,732,210
		ICICI Bank Ltd., Unsecured Notes:
100,000	BB	6.375% due 4/30/22(a)(d)	91,246
150,000	BB	6.375% due 4/30/22(a)	136,685
200,000	AAA	ING Bank NV, Government Liquid Guaranteed Notes, 3.900% due 3/19/14(b)(d)	212,351
225,000	A+	JPMorgan Chase Bank NA, Subordinated Notes, 0.587% due 6/13/16(a)	211,869
690,000	NR	Landsbanki Islands HF, Senior Unsecured Notes, 6.100% due 8/25/11(d)(g)(h)	74,175
		Lloyds TSB Bank PLC:
1,000,000	A+	Bank Guaranteed Notes, 5.800% due 1/13/20(d)	941,071
400,000	AAA	Government Liquid Guaranteed Notes, 0.803% due 6/09/11(a)	495,410
2,800,000	BB	Subordinated Notes, 12.000% due 12/29/49(a)(b)(d)	2,820,701
1,000,000	AA	National Australia Bank Ltd., Senior Notes, 5.350% due 6/12/13(d)	1,083,533
1,500,000	A	National City Bank/Cleveland OH, Subordinated Notes, 0.622% due 6/07/17(a)	1,343,312
750,000	BB	Nationsbank Cap Trust III, Bank Guaranteed Notes, 0.853% due 1/15/27(a)	551,049
815,000	AAA	NIBC Bank NV, Government Liquid Guaranteed Notes, 2.800% due 12/02/14(d)	818,945
580,000	AA-	Nordea Bank AB, Senior Notes, 4.875% due 1/27/20(d)	577,628
		Royal Bank of Scotland Group PLC:
160,000	A+	Bank Guaranteed Notes, 4.875% due 3/16/15	158,336
1,000,000	BB-	Junior Subordinated Notes, 7.648% due 8/29/49(a)(b)	755,000
120,000	A	Senior Unsecured Notes, 6.400% due 10/21/19	119,090
390,000	AA-	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(d)	381,035
200,000	AA	Santander US Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(d)	191,223
400,000	B+	Shinsei Finance Cayman Ltd., Junior Subordinated Notes, 6.418% due 1/29/49(a)(d)	253,774
1,535,000	AAA	Societe Financement de l’Economie Francaise, Government Liquid Guaranteed Notes, 2.250% due 6/11/12(d)	1,573,340
10,000	A	Sumitomo Mitsui Banking Corp., Senior Subordinated Notes, 8.000% due 6/15/12	11,050
190,000	BB	Sun Trust Capital VIII, Bank Guaranteed Notes, 6.100% due 12/15/36(a)	144,805
3,000,000	AAA	Swedbank AB, Government Liquid Guaranteed Notes, 2.800% due 2/10/12(b)(d)	3,090,848
2,600,000	A+	UBS AG Stamford Branch, Senior Unsecured Notes, 5.750% due 4/25/18(b)	2,651,017
		UBS AG/Stamford CT, Senior Unsecured Notes:
1,600,000	A+	1.584% due 2/23/12(a)(b)	1,599,709
710,000	A+	3.875% due 1/15/15	707,412
		Wachovia Corp.:
1,360,000	AA-	Senior Unsecured Notes, 5.750% due 2/01/18	1,456,532
280,000	A+	Subordinated Notes, 5.250% due 8/01/14	297,396
10,000	A+	Wells Fargo & Co., Subordinated Notes, 5.000% due 11/15/14	10,507
480,000	AA	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	479,162

		Total Commercial Banks	42,533,074

Commercial Services & Supplies - 0.1%
260,000	AAA	Board of Trustees of The Leland Stanford Junior University (The), Notes, 4.250% due 5/01/16	274,669
185,000	BBB	Waste Management Inc., Company Guaranteed Notes, 6.375% due 11/15/12	205,267

		Total Commercial Services & Supplies	479,936

Communications Equipment - 0.1%
800,000	BB+	Motorola Inc., Senior Unsecured Notes, 6.000% due 11/15/17(b)	827,708

Computers & Peripherals - 0.1%
650,000	A	Hewlett-Packard Co., Senior Unsecured Notes, 2.250% due 5/27/11	658,410

Consumer Finance - 0.9%
200,000	Caa1(e)	Aiful Corp., Senior Unsecured Notes, 5.000% due 8/10/10(d)	187,000
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value
Consumer Finance - 0.9% — (continued)
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
$100,000	B-	7.375% due 2/01/11	$102,012
674,000	B-	5.507% due 6/15/11(a)	678,212
85,000	B-	7.250% due 10/25/11	86,563
1,400,000	B-	7.000% due 10/01/13(b)	1,413,153
2,400,000	BBB	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/01/14(b)(d)	2,541,737
		SLM Corp., Senior Unsecured Notes:
470,000	BBB-	5.000% due 10/01/13	443,789
385,000	BBB-	0.616% due 1/27/14(a)	325,219
625,000	BBB-	5.375% due 5/15/14	572,680
70,000	BBB-	5.050% due 11/14/14	61,298

		Total Consumer Finance	9,021,058

Diversified Consumer Services - 0.0%
95,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/01/27	87,637

Diversified Financial Services - 5.8%
		American Express Co.:
1,200,000	BBB+	Senior Unsecured Notes, 7.000% due 3/19/18(b)	1,368,137
840,000	BBB+	Senior Unsecured Notes, 8.125% due 5/20/19	1,024,774
260,000	BB	Subordinated Notes, 6.800% due 9/01/66(a)	247,650
1,000,000	BBB+	American Express Credit Corp., Senior Unsecured Notes, 0.497% due 6/16/11(a)(b)	993,608
20,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/01/31	20,874
210,000	BBB-	AngloGold Ashanti Holdings PLC, Senior Notes, 5.375% due 4/15/20	206,783
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(d)	47,250
1,500,000	BB(f)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/01/21(d)	1,470,000
		Bank of America Corp., Senior Unsecured Notes:
375,000	A	5.625% due 10/14/16	384,225
155,000	A	6.000% due 9/01/17	159,021
6,200,000	A	5.650% due 5/01/18(b)	6,253,134
750,000	Baa3(e)	BankBoston Capital Trust III, Limited Guaranteed Notes, 1.007% due 6/15/27(a)	521,134
3,700,000	A	Barclays Bank PLC, Senior Subordinated Notes, 6.050% due 12/04/17(b)(d)	3,613,124
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A+	6.400% due 10/02/17	22,014
3,125,000	A+	7.250% due 2/01/18	3,567,803
125,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47(d)	102,447
700,000	BBB	Capital One Financial Corp., Senior Notes, 7.375% due 5/23/14	795,952
3,220,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 3.000% due 11/25/14(d)	3,201,156
784,430	BBB-	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/01/13(d)	805,040
		Countrywide Financial Corp., Company Guaranteed Notes:
500,000	A	4.500% due 6/15/10	499,321
300,000	A	5.800% due 6/07/12	316,392
1,000,000	BBB+	Credit Suisse Guernsey, Junior Subordinated Notes, 1.126% due 5/29/49(a)	793,910
		Credit Suisse/New York NY:
965,000	A+	Senior Unsecured Notes, 5.000% due 5/15/13	1,027,179
1,342,000	A	Subordinated Notes, 6.000% due 2/15/18	1,371,861
1,000,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 0.786% due 6/11/10(a)	999,406
680,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(d)	706,028
		Farmers Exchange Capital, Debentures Notes:
1,500,000	BBB+	7.050% due 7/15/28(d)	1,441,314
600,000	BBB+	7.200% due 7/15/48(d)	549,798
		General Electric Capital Corp.:
1,575,000	AAA	FDIC Guranteed Notes, 2.625% due 12/28/12	1,625,978
		Senior Unsecured Notes:
1,475,000	AA+	5.000% due 11/15/11	1,546,908
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value
Diversified Financial Services - 5.8% — (continued)
$145,000	AA+	5.875% due 2/15/12	$154,021
605,000	AA+	0.414% due 4/10/12(a)	596,137
55,000	AA+	5.000% due 4/10/12	57,892
20,000	AA+	5.450% due 1/15/13	21,501
100,000	NR	0.553% due 3/20/13	96,486
700,000	AA+	0.595% due 3/20/14(a)	665,490
575,000	AA+	5.900% due 5/13/14	629,689
500,000	AA+	0.571% due 6/20/14(a)	472,021
1,270,000	AA+	0.517% due 9/15/14(a)	1,194,092
750,000	AA+	0.628% due 5/11/16(a)	686,664
910,000	AA+	5.625% due 5/01/18	946,212
775,000	AA+	0.727% due 5/05/26(a)	624,817
500,000	AA+	5.875% due 1/14/38(b)	469,522
		Subordinated Notes:
400,000	A+	6.500% due 9/15/67(a)(d)	516,535
1,050,000	A+	6.375% due 11/15/67(a)	977,813
270,000	BB	ILFC E-Capital Trust II, Company Guaranteed Notes, 6.250% due 12/21/65(a)(d)	166,050
240,000	AA	Irwin Land LLC, Bonds, 5.300% due 12/15/35(d)	208,966
1,450,000	BBB+	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 1.239% due 9/30/34(a)	1,129,686
400,000	BBB+	JP Morgan Chase Capital XXIII, Limited Guaranteed Notes, 1.436% due 5/15/47(a)	297,674
		JPMorgan Chase & Co.:
1,620,000	A	Senior Subordinated Notes, 6.750% due 2/01/11	1,677,570
		Senior Unsecured Notes:
1,490,000	A+	3.700% due 1/20/15	1,505,676
1,000,000	A+	6.300% due 4/23/19	1,090,439
650,000	A+	4.950% due 3/25/20	651,294
		Subordinated Notes:
295,000	A	5.125% due 9/15/14	314,528
330,000	A	5.150% due 10/01/15	348,740
630,000	A	6.125% due 6/27/17	673,835
100,000	C(e)	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/04/11(d)(g)(h)	23,500
1,750,000	NR	LBG Capital No. 1 PLC, Bank Guaranteed Notes, 8.000% due 6/15/20	1,417,500
1,710,000	AAA	LeasePlan Corp. NV, Government Liquid Guaranteed Notes, 3.000% due 5/07/12(d)	1,770,666
120,000	NR	Lehman Brothers Holdings Inc., Senior Unsecured Notes, 5.250% due 2/06/12(h)	25,500
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)	168,296
1,700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(d)	1,792,715
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(d)	413,687
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49(a)(d)	59,452
80,000	BBB-	SLM Corp., Senior Unsecured Notes, 5.625% due 8/01/33	56,331
310,000	BBB-	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(d)	321,625
200,000	A-	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.800% due 3/29/49(a)	160,000
440,000	A-	WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes, 6.750% due 9/02/19(d)	487,543
150,000	A-	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	125,303
950,000	A	ZFS Finance USA Trust I, Junior Subordinated Notes, 5.875% due 5/09/32(a)(d)	836,497

		Total Diversified Financial Services	56,904,791

Diversified Telecommunication Services - 1.5%
		AT&T Inc., Senior Unsecured Notes:
170,000	A	5.100% due 9/15/14	186,457
140,000	A	5.800% due 2/15/19	154,584
200,000	A	6.500% due 9/01/37	213,678
2,575,000	A	6.300% due 1/15/38(b)	2,690,157
520,000	A	6.550% due 2/15/39	565,135
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Diversified Telecommunication Services — 1.5% — (continued)
$235,000	BBB-	British Telecommunications PLC, Senior Unsecured Notes, 9.125% due 12/15/10	$244,793
689,000	A+	Cisco Systems Inc., Senior Unsecured Notes, 4.450% due 1/15/20	708,807
225,000	BBB-	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/01/39(d)	294,148
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	237,497
3,000,000	BBB-	Embarq Corp., Senior Unsecured Notes, 7.082% due 6/01/16(b)	3,233,073
55,000	A	New Cingular Wireless Services Inc., Senior Unsecured Notes, 8.125% due 5/01/12	61,800
240,000	BBB+	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/01/30	303,186
1,300,000	BB-	Sprint Capital Corp., Company Guaranteed Notes, 7.625% due 1/30/11(b)	1,329,250
160,000	BBB	Telecom Italia Capital SA, Company Guaranteed Notes, 4.950% due 9/30/14	158,817
		Telefonica Emisiones SAU, Company Guaranteed Notes:
425,000	A-	4.949% due 1/15/15	441,086
680,000	A-	6.221% due 7/03/17	734,110
475,000	A-	Telefonica Europe BV, Company Guaranteed Notes, 7.750% due 9/15/10	483,872
		Verizon Communications Inc., Senior Unsecured Notes:
340,000	A	6.875% due 4/01/12	368,092
700,000	A	5.550% due 2/15/16(b)	773,875
165,000	A	5.125% due 6/15/33	141,115
280,000	A	6.900% due 4/15/38	314,421
		Verizon Global Funding Corp., Senior Unsecured Notes:
5,000	A	6.875% due 6/15/12	5,522
165,000	A	7.375% due 9/01/12	185,591
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	887,336
165,000	B+	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	164,175

		Total Diversified Telecommunication Services	14,880,577

Electric Utilities - 1.5%
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/01/39	294,841
255,000	BBB-	Constellation Energy Group Inc., Senior Unsecured Notes, 7.600% due 4/01/32	304,362
200,000	A-	Dominion Resources Inc., Senior Unsecured Notes, 5.950% due 6/15/35	204,011
425,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 5.050% due 9/15/19	436,765
		Energy Future Holdings Corp.:
107,191	B-	Company Guaranteed Notes, 11.250% due 11/01/17(i)	69,406
160,000	CCC	Senior Unsecured Notes, 6.500% due 11/15/24	73,600
1,345,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/01/19	1,561,489
115,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	108,074
540,000	BB+	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	559,414
145,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/01/35	137,880
		Florida Power Corp., 1st Mortgage Notes:
195,000	A-	5.900% due 3/01/33	206,421
125,000	A-	6.400% due 6/15/38	143,007
1,700,000	BBB	Illinois Power Co., Senior Secured Notes, 6.250% due 4/01/18(b)	1,844,364
640,000	BB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	698,172
750,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	841,272
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	255,174
225,000	BBB+	6.500% due 9/15/37	246,522
1,350,000	BBB-	Nisource Finance Corp., Company Guaranteed Notes, 6.125% due 3/01/22	1,409,667
600,000	BBB+	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.950% due 9/01/13	658,844
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB+	5.625% due 11/30/17	384,650
210,000	BBB+	6.050% due 3/01/34	219,562
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11(b)	843,846
800,000	BB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	836,875
95,000	A-	Public Service Electric & Gas Co., Secured Notes, 5.250% due 7/01/35	94,380
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Electric Utilities — 1.5% — (continued)
$900,000	BBB-	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/01/19(d)	$1,128,974
225,000	BBB	Toledo Edison Co., Senior Secured Notes, 6.150% due 5/15/37	232,628
		TXU Corp., Senior Unsecured Notes:
120,000	CCC	5.550% due 11/15/14	84,811
555,000	CCC	6.550% due 11/15/34	248,362

		Total Electric Utilities	14,127,373

Energy Equipment & Services — 0.1%
110,000	BB-	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	105,050
5,000	B-	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/01/19	3,637
350,000	A	Halliburton Co., Senior Unsecured Notes, 5.500% due 10/15/10	355,906
60,000	BBB-	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	61,500

		Total Energy Equipment & Services	526,093

Food & Staples Retailing — 0.1%
		CVS Caremark Corp.:
700,000	BBB+	Notes, 6.600% due 3/15/19	796,095
150,000	BBB+	Senior Unsecured Notes, 6.125% due 9/15/39	154,769

		Total Food & Staples Retailing	950,864

Food Products — 0.2%
600,000	BBB+	Kellogg Co., Senior Unsecured Notes, 4.450% due 5/30/16	645,800
		Kraft Foods Inc., Senior Unsecured Notes:
1,090,000	BBB-	6.500% due 8/11/17	1,235,985
55,000	BBB-	5.375% due 2/10/20	57,228
290,000	BBB-	6.500% due 11/01/31	306,428

		Total Food Products	2,245,441

Gas Utilities — 0.2%
		CenterPoint Energy Resources Corp., Senior Unsecured Notes:
650,000	BBB	7.875% due 4/01/13	745,412
200,000	BBB	6.150% due 5/01/16	221,420
600,000	BBB	6.000% due 5/15/18	645,953
460,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	542,479

		Total Gas Utilities	2,155,264

Health Care Equipment & Supplies — 0.0%
150,000	AA-	Medtronic Inc., Senior Unsecured Notes, 4.450% due 3/15/20	154,983

Health Care Providers & Services — 0.6%
30,000	B+	DaVita Inc., Company Guaranteed Notes, 6.625% due 3/15/13	29,925
		HCA Inc.:
1,260,000	BB-	Secured Notes, 9.250% due 11/15/16(b)	1,323,000
		Senior Secured Notes:
66,268	BB-	9.625% due 11/15/16(i)	69,913
1,345,000	BB	8.500% due 4/15/19(d)	1,412,250
		Senior Unsecured Notes:
30,000	B-	7.875% due 2/01/11	30,525
200,000	B-	6.250% due 2/15/13	193,500
120,000	B-	7.190% due 11/15/15	111,900
29,000	B-	6.500% due 2/15/16	26,607
445,000	AA-	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/01/19(d)	503,953
		Tenet Healthcare Corp., Senior Secured Notes:
38,000	BB-	9.000% due 5/01/15(d)	40,090
38,000	BB-	10.000% due 5/01/18(d)	41,848
770,000	A-	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	792,297
		WellPoint Inc., Senior Unsecured Notes:
740,000	A-	5.000% due 1/15/11	756,805
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Health Care Providers & Services — 0.6% — (continued)
$30,000	A-	5.875% due 6/15/17	$32,744

		Total Health Care Providers & Services	5,365,357

Hotels, Restaurants & Leisure — 0.0%
		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	B-	6.750% due 4/15/14(j)	22,625
80,000	B-	7.125% due 2/01/16(j)	68,800
30,000	D	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10(g)(h)	14,550
		MGM Mirage, Company Guaranteed Notes:
5,000	CCC+	8.500% due 9/15/10	4,981
30,000	CCC+	6.750% due 9/01/12	27,825
20,000	CCC+	6.625% due 7/15/15(j)	15,800
100,000	CCC+	7.625% due 1/15/17	75,500
10,000	CCC+	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8.000% due 4/01/12	8,800
		Station Casinos Inc.:
5,000	D	Senior Subordinated Notes, 6.875% due 3/01/16(g)(h)	69
		Senior Unsecured Notes:
28,000	D	6.000% due 4/01/12(g)(h)	1,890
95,000	D	7.750% due 8/15/16(g)(h)	6,650

		Total Hotels, Restaurants & Leisure	247,490

Household Durables — 0.1%
20,000	B-	American Achievement Corp., Company Guaranteed Notes, 8.250% due 4/01/12(d)	19,850
600,000	BBB-	Newell Rubbermaid Inc., Senior Unsecured Notes, 10.600% due 4/15/19(b)	808,717

		Total Household Durables	828,567

Independent Power Producers & Energy Traders — 0.0%
130,000	BB-	AES Corp., Senior Unsecured Notes, 7.750% due 10/15/15	129,675
		NRG Energy Inc., Company Guaranteed Notes:
115,000	BB-	7.250% due 2/01/14	113,850
40,000	BB-	7.375% due 2/01/16	38,800
15,000	BB-	7.375% due 1/15/17	14,288

		Total Independent Power Producers & Energy Traders	296,613

Industrial Conglomerates — 0.0%
420,000	A-	Tyco International Group SA, Company Guaranteed Notes, 6.000% due 11/15/13	468,044

Insurance — 1.7%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	0.819% due 7/19/13(a)	612,930
2,100,000	A-	5.850% due 1/16/18(b)	1,785,000
2,300,000	A-	8.250% due 8/15/18(b)	2,254,000
245,000	AA+	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.750% due 5/15/12	260,396
1,400,000	AA-	Guardian Life Insurance Co. of America, Subordinated Notes, 7.375% due 9/30/39(d)	1,541,263
600,000	BBB	MetLife Capital Trust X, Junior Subordinated Notes, 9.250% due 4/08/38(a)(d)	657,000
		MetLife Inc.:
1,540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,339,800
1,300,000	A-	Senior Unsecured Notes, 7.717% due 2/15/19	1,506,821
		Metropolitan Life Global Funding I, Senior Secured Notes:
1,300,000	AA-	5.125% due 4/10/13(d)	1,403,092
375,000	AA-	5.125% due 6/10/14(d)	402,639
2,400,000	AAA	New York Life Global Funding, Senior Secured Notes, 4.650% due 5/09/13(b)(d)	2,564,333
1,150,000	AA-	Pricoa Global Funding I, Senior Secured Notes, 5.450% due 6/11/14(d)	1,240,819
720,000	BBB	Travelers Cos., Inc., Junior Subordinated Notes, 6.250% due 3/15/37(a)	672,071

		Total Insurance	16,240,164

See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Media — 0.8%
		Comcast Cable Communications Holdings Inc., Company Guaranteed Notes:
$30,000	BBB+	8.375% due 3/15/13	$34,781
175,000	BBB+	9.455% due 11/15/22	235,686
		Comcast Cable Communications LLC, Company Guaranteed Notes:
1,300,000	BBB+	6.750% due 1/30/11	1,346,228
170,000	BBB+	8.875% due 5/01/17	208,551
280,000	BBB+	Comcast Cable Holdings LLC, Senior Unsecured Notes, 9.800% due 2/01/12	314,347
		Comcast Corp., Company Guaranteed Notes:
595,000	BBB+	5.300% due 1/15/14	649,642
280,000	BBB+	6.500% due 1/15/15	317,796
30,000	BBB+	6.500% due 1/15/17	33,621
30,000	BBB+	5.875% due 2/15/18	32,763
240,000	BBB+	5.700% due 5/15/18	259,930
250,000	BBB+	6.450% due 3/15/37	262,911
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/01/13	20,400
50,000	BB-	6.625% due 10/01/14	49,375
25,000	BB-	Echostar DBS Corp., Company Guaranteed Notes, 7.125% due 2/01/16	24,625
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	150,529
		News America Inc., Company Guaranteed Notes:
315,000	BBB+	7.625% due 11/30/28	357,242
35,000	BBB+	6.200% due 12/15/34	36,052
415,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	521,728
70,000	BBB	Rogers Cable Inc., Senior Secured Notes, 6.750% due 3/15/15	80,497
5,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	4,981
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/02/12	793,615
450,000	BBB	5.850% due 5/01/17	489,675
10,000	BBB	8.750% due 2/14/19	12,475
240,000	BBB	8.250% due 4/01/19	292,638
350,000	BBB	7.300% due 7/01/38	401,044
50,000	BBB	Time Warner Entertainment Co. LLP, Senior Unsecured Notes, 8.375% due 7/15/33	60,806
125,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 3/15/23	156,638
		Time Warner Inc., Company Guaranteed Notes:
235,000	BBB	6.875% due 5/01/12	256,213
125,000	BBB	7.570% due 2/01/24	147,253
95,000	BBB	7.700% due 5/01/32	110,341
280,000	BBB	Turner Broadcasting System Inc., Senior Unsecured Notes, 8.375% due 7/01/13	326,916

		Total Media	7,989,299

Metals & Mining — 0.1%
100,000	A	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 4.750% due 10/15/14(d)	105,990
190,000	BBB-	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/01/17	206,896
460,000	BBB+	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 6.500% due 7/15/18	509,486
		Steel Dynamics Inc., Company Guaranteed Notes:
5,000	BB+	7.375% due 11/01/12	5,137
90,000	BB+	6.750% due 4/01/15	87,300
260,000	BBB+	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	259,792

		Total Metals & Mining	1,174,601

Multiline Retail — 0.0%
20,000	BB+	JC Penney Corp. Inc., Senior Unsecured Notes, 7.400% due 4/01/37	20,650

Multi-Utilities — 0.1%
		Dominion Resources Inc., Senior Unsecured Notes:
70,000	A-	4.750% due 12/15/10	71,452
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Multi-Utilities — 0.1% — (continued)
$330,000	A-	5.700% due 9/17/12	$356,140
105,000	A-	7.195% due 9/15/14	121,245

		Total Multi-Utilities	548,837

Oil, Gas & Consumable Fuels — 2.4%
2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Secured Notes, 9.625% due 3/01/13	2,439,250
370,000	BBB-	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.450% due 9/15/36	351,378
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	607,060
755,000	AA	Atlantic Richfield Co., Senior Unsecured Notes, 9.125% due 3/01/11	792,410
200,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 6.500% due 2/15/37	213,011
325,000	BBB+	Cenovus Energy Inc., Senior Notes, 6.750% due 11/15/39(d)	353,857
		Chesapeake Energy Corp., Company Guaranteed Notes:
40,000	BB	6.375% due 6/15/15	40,100
30,000	BB	6.250% due 1/15/18	29,925
65,000	BB	7.250% due 12/15/18	65,975
35,000	BB-	Cie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	34,125
120,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16.	118,800
		ConocoPhillips, Company Guaranteed Notes:
515,000	A	4.600% due 1/15/15	557,773
520,000	A	6.000% due 1/15/20	594,064
185,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	221,235
760,000	BBB+	Devon Financing Corp. ULC, Company Guaranteed Notes, 6.875% due 9/30/11	812,446
		El Paso Corp., Senior Unsecured Notes:
227,000	BB-	7.800% due 8/01/31	214,552
325,000	BB-	7.750% due 1/15/32	306,962
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	679,020
		Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	BBB-	6.300% due 9/15/17	547,463
175,000	BBB-	6.500% due 1/31/19	191,002
400,000	BBB-	5.250% due 1/31/20	402,229
100,000	BBB	Gaz Capital SA, Senior Secured Notes, 6.510% due 3/07/22(d)	95,000
		Hess Corp., Senior Unsecured Notes:
50,000	BBB-	7.875% due 10/01/29	61,324
460,000	BBB-	7.300% due 8/15/31	536,349
685,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	745,502
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
190,000	BBB	6.750% due 3/15/11	196,890
50,000	BBB	5.850% due 9/15/12	53,707
30,000	BBB	6.000% due 2/01/17	32,321
300,000	BBB	6.950% due 1/15/38	308,008
370,000	BBB+	Marathon Oil Corp., Senior Notes, 7.500% due 2/15/19	431,575
25,000	B	OPTI Canada Inc., Secured Notes, 8.250% due 12/15/14	21,500
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/01/19	1,143,961
9,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	9,090
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	28,565
300,000	BBB	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.850% due 7/15/18(d)	324,675
1,455,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,345,875
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 3.904% due 9/01/12(n)	85,224
		Shell International Finance BV, Company Guaranteed Notes:
675,000	AA	1.875% due 3/25/13	677,539
900,000	AA	4.000% due 3/21/14	955,984
420,000	AA	4.375% due 3/25/20	425,568
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/01/17(d)	42,025
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 2.4% — (continued)
$58,000	BB	8.000% due 3/01/32	$66,068
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/01/39(b)	1,408,077
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/01/37	121,545
370,000	BBB-(f)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/01/13	399,243
		Valero Energy Corp.:
200,000	BBB	Company Guaranteed Notes, 6.625% due 6/15/37	191,530
1,250,000	BBB	Senior Unsecured Notes, 9.375% due 3/15/19	1,482,550
		Williams Cos., Inc., Senior Unsecured Notes:
431,000	BB+	7.875% due 9/01/21	499,103
438,000	BB+	7.500% due 1/15/31	466,782
178,000	BB+	7.750% due 6/15/31	194,719
262,000	BB+	8.750% due 3/15/32	312,918
		XTO Energy Inc., Senior Unsecured Notes:
430,000	BBB	7.500% due 4/15/12	478,385
365,000	BBB	6.250% due 4/15/13	408,496
235,000	BBB	5.750% due 12/15/13	262,945
40,000	BBB	5.650% due 4/01/16	45,359
20,000	BBB	5.500% due 6/15/18	22,065
125,000	BBB	6.500% due 12/15/18	146,859
40,000	BBB	6.750% due 8/01/37	47,676

		Total Oil, Gas & Consumable Fuels	23,647,639

Paper & Forest Products — 0.0%
1,000	BB	Georgia-Pacific Corp., Senior Unsecured Notes, 8.125% due 5/15/11	1,044
250,000	BBB	International Paper Co., Senior Unsecured Notes, 8.700% due 6/15/38	307,470

		Total Paper & Forest Products	308,514

Pharmaceuticals — 0.5%
		Abbott Laboratories, Senior Unsecured Notes:
650,000	AA	5.600% due 11/30/17	734,236
125,000	AA	6.000% due 4/01/39	135,599
300,000	BBB-	CareFusion Corp., Senior Unsecured Notes, 6.375% due 8/01/19	335,258
660,000	A	Covidien International Finance SA, Company Guaranteed Notes, 5.450% due 10/15/12	723,393
600,000	BB	Fresenius Medical Care Capital Trust IV, Company Guaranteed Notes, 7.875% due 6/15/11(b)	624,000
650,000	A+	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 5.650% due 5/15/18	724,914
160,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	198,654
175,000	AA-	Schering-Plough Corp., Senior Unsecured Notes, 6.550% due 9/15/37	209,886
300,000	A-	Teva Pharmaceutical Finance LLC, Company Guaranteed Notes, 6.150% due 2/01/36	325,441
445,000	BBB-	Watson Pharmaceuticals Inc., Senior Unsecured Notes, 5.000% due 8/15/14	472,716
350,000	AA	Wyeth, Senior Unsecured Notes, 5.950% due 4/01/37	378,387

		Total Pharmaceuticals	4,862,484

Professional Services — 0.0%
65,000	NR	Selectica Inc., 0.000% due (k)	1

Real Estate Investment Trusts (REITs) — 0.5%
700,000	BBB-	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	737,232
19,000	B-	Forest City Enterprises Inc., Senior Unsecured Notes, 6.500% due 2/01/17	15,533
		HCP Inc., Senior Unsecured Notes:
820,000	BBB	5.950% due 9/15/11	854,046
700,000	BBB	6.450% due 6/25/12	746,875
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	634,267
300,000	CCC+	iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11(b)	282,000
280,000	C	Realogy Corp., Company Guaranteed Notes, 12.375% due 4/15/15	211,400
800,000	BBB	UDR Inc., Senior Unsecured Notes, 5.000% due 1/15/12	815,735
20,000	BBB-	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 6.750% due 4/01/17	20,075
See Notes to Financial Statements

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Real Estate Investment Trusts (REITs) - 0.5% — (continued)
$465,000	A-	WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes, 7.500% due 6/02/14(d)	$528,414

		Total Real Estate Investment Trusts (REITs)	4,845,577

Road & Rail - 0.0%
155,000	BBB+	Burlington Northern Santa Fe LLC, Debentures Notes, 5.750% due 5/01/40	156,218
4,000	B+	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 9.375% due 5/01/12	4,100
20,000	BBB+	Norfolk Southern Corp., Senior Unsecured Notes, 6.750% due 2/15/11	20,693
140,000	BBB	Union Pacific Corp., Senior Unsecured Notes, 5.375% due 5/01/14	152,631

		Total Road & Rail	333,642

Software - 0.1%
525,000	A	Oracle Corp., Senior Unsecured Notes, 3.750% due 7/08/14	554,700

Tobacco - 0.1%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	233,375
400,000	BBB	9.700% due 11/10/18(b)	485,722
85,000	BBB	Reynolds American Inc., Senior Secured Notes, 7.250% due 6/01/12	91,807

		Total Tobacco	810,904

Wireless Telecommunication Services - 0.3%
230,000	A-	America Movil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20(d)	230,199
1,715,000	A	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	2,147,669
175,000	A-	France Telecom SA, Senior Unsecured Notes, 8.500% due 3/01/31	234,750
50,000	A	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	53,975
530,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.875% due 9/01/11	557,825
10,000	BBB	Rogers Wireless Inc., Senior Secured Notes, 6.375% due 3/01/14	11,250
100,000	A-	Telefonica Emisiones SAU, Company Guaranteed Notes, 7.045% due 6/20/36	106,835

		Total Wireless Telecommunication Services	3,342,503

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $243,902,246)	249,304,910

MUNICIPAL BONDS - 2.0%
California - 0.3%
		Los Angeles, CA, Unified School District:
255,000	AA-	5.750%, due 7/1/34	244,440
195,000	AA-	6.758%, due 7/1/34	212,209

		State of California, GO:
400,000	A-	5.000% due 06/01/2037(b)	389,028
900,000	A-	5.000% due 11/01/2037(b)	875,097
100,000	A-	5.000% due 12/01/2037(b)	97,234
1,150,000	A-	7.550% due 04/01/2039	1,218,851

		Total California	3,036,859

Colorado - 0.0%
435,000	AA-	State of Colorado, Certificate of Participation, Series B, 6.250% due 9/15/29	463,597

Georgia - 0.0%
		Municipal Electric Authority of Georgia:
120,000	A+	6.637% due 04/01/2057	120,744
70,000	A+	6.655% due 04/01/2057	70,605

		Total Georgia	191,349

Illinois - 1.4%
		Chicago Transit Authority:
3,500,000	AA	Series A, 6.899% due 12/1/40(b)	3,772,860
2,400,000	AA	Series B, 6.899% due 12/1/40(b)	2,587,104
		Chicago, IL:
510,000	AAA	Series A, FSA-Insured, 4.750% due 1/01/36(b)	511,219
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount		Rating††	Security	Value

Illinois - 1.4% — (continued)
$250,000		AAA	Metropolitan Water Reclamation District-Greater Chicago, 5.720% due 12/1/38	$267,267
220,000		A-	O’Hare International Airport, 6.395% due 1/1/40	235,785
			State of Illinois, GO:
4,200,000		A+	2.766% due 01/01/2012(b)	4,245,780
1,485,000		A+	6.725% due 04/01/2035	1,553,949

			Total Illinois	13,173,964

Indiana - 0.0%
165,000		AA+	Indianapolis Local Public Improvement Bond Bank, 6.116% due 1/15/40	177,984

New York - 0.1%
			New York City Municipal Water Finance Authority, Water & Sewer System Revenue:
190,000		AAA	Series 1289, 7.439% due 12/15/13(a)(b)	195,352
205,000		AA+	Series EE, 6.011% due 6/15/42	221,017
250,000		AA-	Port Authority of New York & New Jersey, Consolidated Bonds, 6.040% due 12/1/29	269,142

			Total New York	685,511

Ohio - 0.1%
1,000,000		BBB	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34(b)	765,890

Texas - 0.0%
140,000		AAA	Dallas, TX Area Rapid Transit Revenue Bond, 5.999% due 12/1/44	153,997

Virginia - 0.1%
965,450		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	968,549

			TOTAL MUNICIPAL BONDS
			(Cost — $18,973,909)	19,617,700

SOVEREIGN BONDS - 1.5%
Brazil - 0.1%
2,500,000	BRL	BBB-	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/05/22	1,541,862

Canada - 0.9%
7,000,000	CAD	AAA	Canadian Government Bond, Notes, 1.500% due 3/01/12(b)	6,661,453
1,635,000		AA-	Province of Ontario Canada, Senior Unsecured Notes, 4.100% due 6/16/14	1,743,444

			Total Canada	8,404,897

Hong Kong - 0.1%
1,000,000		AA+	Hong Kong Government International Bond, Notes, 5.125% due 8/01/14(b)(d)	1,083,891

Japan - 0.1%
1,000,000		AA	Japan Bank for International Cooperation, Government Guaranteed Notes, 2.875% due 2/02/15	1,019,712

Mexico - 0.1%
			Mexico Government International Bond:
			Senior Unsecured Notes:
70,000		BBB	5.625% due 1/15/17	75,425
45,000		BBB	7.500% due 4/08/33	53,775
488,000		BBB	6.750% due 9/27/34	538,020
275,000		BBB	Unsubordinated Notes, 6.375% due 1/16/13	301,125

			Total Mexico	968,345

Russia - 0.1%
947,600		BBB	Russian Federation, Senior Unsecured Notes, 7.500% due 3/31/30	1,061,312

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

South Korea - 0.1%
$1,050,000	A	Export-Import Bank of Korea, Senior Unsecured Notes, 0.512% due 10/04/11(a)(b)(d)	$1,051,371

		TOTAL SOVEREIGN BONDS
		(Cost — $14,677,939)	15,131,390

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.5%
U.S. GOVERNMENT OBLIGATIONS - 21.3%
		U.S. Treasury Bonds:
800,000		8.125% due 8/15/19(b)	1,111,438
1,500,000		8.750% due 8/15/20(b)	2,190,234
4,900,000		7.875% due 2/15/21(b)	6,821,721
3,600,000		8.125% due 5/15/21(b)	5,109,188
5,400,000		8.125% due 8/15/21(b)	7,682,342
5,280,000		8.000% due 11/15/21(b)	7,468,724
2,300,000		7.250% due 8/15/22(b)	3,108,595
3,100,000		7.625% due 11/15/22(b)	4,317,234
1,500,000		7.500% due 11/15/24(b)	2,108,204
375,000		6.625% due 2/15/27	498,516
400,000		6.125% due 11/15/27(b)	507,562
800,000		5.500% due 8/15/28(b)	952,250
2,600,000		4.375% due 2/15/38(b)	2,671,094
3,478,000		3.500% due 2/15/39	3,060,097
3,185,000		4.250% due 5/15/39(b)	3,198,438
5,900,000		4.500% due 8/15/39(b)	6,171,955
3,180,000		4.625% due 2/15/40(b)	3,396,141
12,692,000		4.375% due 5/15/40	13,035,154
		U.S. Treasury Notes:
841,000		1.000% due 7/31/11(b)(l)	845,961
200,000		2.625% due 6/30/14(b)	206,406
12,200,000		2.375% due 9/30/14(b)(l)	12,441,145
15,195,000		2.375% due 2/28/15(b)(l)	15,441,858
2,700,000		2.500% due 3/31/15	2,757,796
20,330,000		2.500% due 4/30/15(b)	20,742,963
1,310,000		3.000% due 9/30/16	1,337,223
4,170,000		2.750% due 11/30/16(b)(l)	4,185,638
1,830,000		3.250% due 12/31/16(b)	1,889,761
9,570,000		3.125% due 1/31/17	9,803,269
3,330,000		3.125% due 4/30/17	3,411,688
2,009,000		2.750% due 5/31/17	2,008,373
6,300,000		3.875% due 5/15/18(b)	6,700,642
10,840,000		3.625% due 8/15/19(b)	11,137,255
16,900,000		3.375% due 11/15/19(b)(l)	17,006,943
1,350,000		3.625% due 2/15/20	1,384,911
10,020,000		3.500% due 5/15/20	10,187,504
		U.S. Treasury Bonds, Inflation Indexed:
115,456		2.375% due 1/15/25(b)(l)	126,217
65,790		2.000% due 1/15/26(b)(l)	68,545
2,320,216		2.375% due 1/15/27	2,533,747
5,817,448		1.750% due 1/15/28	5,806,540
101,365		2.500% due 1/15/29	112,848
		U.S. Treasury Inflation Indexed Note:
3,421,760		1.375% due 1/15/20(b)	3,448,761

		TOTAL U.S. GOVERNMENT OBLIGATIONS	206,994,881

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.5% — (continued)
U.S. GOVERNMENT AGENCIES - 1.2%
$400,000	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	$428,784
	Federal Home Loan Bank (FHLB):
803,864	4.770% due 9/20/12	851,638
535,000	5.625% due 6/13/16	568,518
470,000	5.625% due 11/23/35	489,493
	Federal National Mortgage Association (FNMA):
670,000	5.250% due 8/1/12	722,714
2,075,000	5.125% due 1/2/14	2,279,794
1,795,000	3.500% due 8/25/14	1,807,703
3,650,000	5.375% due 6/12/17	4,179,173
650,000	0.000% due 10/9/19	397,254

	TOTAL U.S. GOVERNMENT AGENCIES	11,725,071

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $214,274,057)	218,719,952

Shares
COMMON STOCK - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
	SemGroup Corp.*
168	(Cost — $54,253)	4,662

PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
	Home Ownership Funding CP II, 1.000%(d)(g)(k)
100	(Cost — $63,255)	9,613

CONVERTIBLE PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
3,000	Motors Liquidation Co., 6.250%	21,937
20,000	Motors Liquidation Co., 5.250% (b)	144,850

	Total Automobiles	166,787

	TOTAL CONSUMER DISCRETIONARY	166,787

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
35	McLeodUSA Inc., 2.500% (g)(k)	0

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $136,625)	166,787

WARRANT - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
	SemGroup Corp., expires 11/30/14
177	(Cost — $9,884)	1,239

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Contracts	Security	Value

PURCHASED OPTIONS - 0.0%

United States - 0.0%
$11	U.S. Treasury Bonds 10-Year Futures, Call @ $119.50, expires 8/27/10	$22,516
39	U.S. Treasury Bonds 10-Year Futures, Call @ $121.00, expires 6/25/10	26,203
	Total United States	48,719

	TOTAL PURCHASED OPTIONS
	(Cost — $32,413)	48,719

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $894,165,424)	904,272,782

Face
Amount†
SHORT-TERM INVESTMENTS (m) — 10.1%
COMMERCIAL PAPER - 0.5%
4,495,000	BNP Paribas Finance Inc., 0.230% due 6/3/10 (n)
	(Cost — $4,494,942)	4,494,942

CORPORATE NOTE - 0.0%
	Hydro Quebec, 6.300% due 5/11/11
5,000	(Cost — $5,214)	5,254

MONEY MARKET FUND- 0.0%
	The AIM STIT — Liquid Asset Portfolio(o)
109,585	(Cost — $109,585)	109,585

MUNICIPAL BONDS- 0.1%
	State of Illinois, 1.823% due 1/1/11
1,200,000	(Cost — $1,200,000)	1,200,000

REPURCHASE AGREEMENTS - 5.2%
19,600,000	Banc of America repurchase agreement dated 05/28/10, 0.170% due 6/1/10, Proceeds at maturity — $19,600,370; (Fully collateralized by U.S. Treasury Note 2.625% due 6/30/14; Market Value - $20,032,624)(n)	19,600,000
29,800,000	Barclays Capital Inc. repurchase agreement dated 05/28/10, 0.210% due 6/1/10, Proceeds at maturity — $29,800,695; (Fully collateralized by U.S. Treasury Note 2.500% due 7/15/16; Market Value — $30,523,318)(n)	29,800,000
1,600,000	JPMorgan Chase & Co. repurchase agreement dated 05/28/10, 0.210% due 6/1/10, Proceeds at maturity — $1,600,037; (Fully collateralized by U.S. Treasury Note 3.875% due 10/31/12; Market Value — $1,636,530)(n)	1,600,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost — $51,000,000)	51,000,000

TIME DEPOSITS - 2.9%
	Bank of America — Toronto:
7,971,208	0.030% due 6/1/10	7,971,208
	BBH — Grand Cayman:
512,126 JPY	0.010% due 6/1/10	5,640
12,351,046	0.030% due 6/1/10	12,351,046
13,293 AUD	3.753% due 6/1/10	11,287
	JPMorgan Chase & Co. — London:
6,737,416	0.030% due 6/1/10	6,737,416
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount†	Security	Value

TIME DEPOSITS - 2.9% — (continued)
$868,476 EUR	0.042% due 6/1/10	$1,074,304
	TOTAL TIME DEPOSITS

	(Cost — $28,150,901)	28,150,901

U.S. GOVERNMENT OBLIGATIONS - 1.4%
9,060,000	U.S. Cash Management Bill, 0.165% due 6/17/10 (n)	9,059,336
4,265,000	U.S. Treasury Bills, 0.160% due 6/24/10 - 8/12/2010(l)(n)	4,264,486

	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost — $13,323,822)	13,323,822

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $98,284,464)	98,284,504

	TOTAL INVESTMENTS - 103.0%
	(Cost — $992,449,888 #)	1,002,557,286

	Liabilities in Excess of Other Assets — (3.0%)	(29,527,632)

	TOTAL NET ASSETS - 100.0%	$973,029,654

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*	Non-income producing securities.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

(b)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(c)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rating by Moody’s Investors Service. All ratings are unaudited.

(f)	Rating by Fitch Ratings Service. All ratings are unaudited.

(g)	Illiquid Security.

(h)	Security is currently in default.

(i)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(j)	All or a portion of this security is on loan (See Note 1).

(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(m)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 10.1%.

(n)	Rate shown represents yield-to-maturity.

(o)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro Dollar
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
JPY	— Japanese Yen
MASTR	— Mortgage Asset Securitization Transactions Inc
See pages 121 to 123 for definition of ratings.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Summary of Investments by Security Type^

Corporate Bonds & Notes	24.9%
Mortgage-Backed Securities	24.6
U.S. Government & Agency Obligations	21.8
Collateralized Mortgage Obligations	13.6
Municipal Bonds	2.0
Asset-Backed Securities	1.8
Sovereign Bonds	1.5
Convertible Preferred Stock	0.0	**
Purchased Options	0.0	**
Preferred Stock	0.0	**
Common Stock	0.0	**
Warrant	0.0	**
Short-Term Investments	9.8

	100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Options Written

Contracts	Security Name	Expiration Date	Strike Price	Value
| | | |
United States
5,900,000	Credit Default Swaption, Dow Jones CDX IG13 5-Year Index, Call	6/16/10	$0.80	$1,555
5,900,000	Credit Default Swaption, Dow Jones CDX IG13 5-Year Index, Put	6/16/10	1.30	7,180
8	Eurodollar Futures, Call	9/13/10	99.25	2,500
15,600,000	Swaption, 3-Month USD-LIBOR, Call	8/31/10	3.25	180,864
12,200,000	Swaption, 3-Month USD-LIBOR, Call	8/31/10	3.50	255,070
2,900,000	Swaption, 3-Month USD-LIBOR, Call	10/29/10	3.25	42,238
5,500,000	Swaption, 3-Month USD-LIBOR, Put	8/31/10	4.50	7,310
18,900,000	Swaption, 3-Month USD-LIBOR, Put	8/31/10	4.75	10,998
2,900,000	Swaption, 3-Month USD-LIBOR, Put	10/29/10	5.00	3,755
10,400,000	Swaption, 3-Month USD-LIBOR, Put	12/1/10	4.00	18,688
4,400,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	6,798
9,100,000	Swaption, 3-Month USD-LIBOR, Put	9/2/20	4.50	12,094
17	U.S. Treasury Bonds 10-Year Futures, Put	8/27/10	115.00	7,172
17	U.S. Treasury Bonds 10-Year Futures, Call	8/27/10	121.00	22,844

	Total United States			579,066

	TOTAL OPTIONS WRITTEN
	(Premiums received — $538,082)			$579,066

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal Home Loan Mortgage Corp. (FHLMC)
$600,000	6.000% due 06/01/25 (a)	$646,594
5,700,000	5.500% due 06/01/40 (a)	6,071,389
	Federal National Mortgage Association (FNMA)
2,900,000	4.500% due 06/01/25 (a)	3,034,577
100,000	5.000% due 06/01/25 (a)	106,203
2,500,000	5.500% due 06/01/25 (a)	2,684,765
2,000,000	4.000% due 06/01/40 (a)	1,984,062
10,700,000	5.500% due 06/01/40 (a)	11,415,563
100,000	6.000% due 06/01/40 (a)	107,766
7,500,000	6.000% due 06/01/40 (a)	8,078,910
5,000,000	Government National Mortgage Association (GNMA), 6.000% due 06/01/39 (a)	5,409,375
	TOTAL OPEN FORWARD SALE COMMITMENTS

	(Proceeds — $39,364,422)	$39,539,204

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES - 89.4%
Aerospace & Defense - 2.5%
$2,510,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/01/15(a)	$2,528,825
		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Company Guaranteed Notes:
1,055,000	CCC-	8.500% due 4/01/15	888,837
1,190,000	CCC-	9.750% due 4/01/17	767,550
200,000	B+	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/01/17(a)	199,000
70,000	B+	Triumph Group Inc., Company Guaranteed Notes, 8.000% due 11/15/17	67,550
420,000	B+	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/01/18(a)	413,700

		Total Aerospace & Defense	4,865,462

Airlines - 1.0%
637,253	B+	Continental Airlines Inc., Pass Thru Certificates, 7.339% due 4/19/14	599,017
		Delta Air Lines Inc.:
		Pass Thru Certificates:
700,000	BB-	7.711% due 9/18/11	693,000
49,076	B	8.954% due 8/10/14	47,481
76,176	BB	8.021% due 8/10/22	71,987
120,000	BB-	Senior Secured Notes, 9.500% due 9/15/14(a)	123,600
410,000	B+	United Air Lines Inc., Senior Secured Notes, 9.875% due 8/01/13(a)	421,275

		Total Airlines	1,956,360

Auto Components - 1.3%
765,000	CCC+	Affinia Group Inc., Company Guaranteed Notes, 9.000% due 11/30/14	766,913
180,000	B2(b)	Cooper-Standard Automotive Inc., Senior Notes, 8.500% due 5/01/18(a)	178,200
860,000	B-	Exide Technologies, Senior Secured Notes, 10.500% due 3/15/13	857,850
365,000	B-	Sonic Automotive Inc., Senior Unsecured Notes, 5.000% due 10/01/29	381,881
330,000	B-	Titan International Inc., Company Guaranteed Notes, 8.000% due 1/15/12	347,325

		Total Auto Components	2,532,169

Automobiles - 0.2%
		Motors Liquidation Co., Senior Unsecured Notes:
605,000	NR	7.200% due 1/15/11(c)	190,575
730,000	NR	8.375% due 7/15/33(c)	240,900

		Total Automobiles	431,475

Beverages - 0.1%
315,000	B-	Central European Distribution Corp., Senior Unsecured Notes, 3.000% due 3/15/13	267,750

Biotechnology - 0.2%
360,000	BB+	FMC Finance III SA, Company Guaranteed Notes, 6.875% due 7/15/17	370,800

Building Products - 0.1%
213,244	NR	Nortek Inc., Senior Secured Notes, 11.000% due 12/01/13	222,840

Chemicals - 1.6%
640,000	BB	Ashland Inc., Company Guaranteed Notes, 9.125% due 6/01/17	704,000
200,000	BB+	CF Industries Inc., Company Guaranteed Notes, 7.125% due 5/01/20	202,250
305,000	B	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17(a)	311,100
130,000	CCC+	Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes, 8.875% due 2/01/18(a)	120,900
295,000	CCC+	Huntsman International LLC, Company Guaranteed Notes, 7.875% due 11/15/14	283,200
240,000	B	Ineos Finance PLC, Senior Secured Notes, 9.000% due 5/15/15(a)	240,000
1,015,000	CCC	Ineos Group Holdings PLC, Secured Notes, 8.500% due 2/15/16(a)	773,937
		Solutia Inc.:
230,000	B+	Company Guaranteed Notes, 7.875% due 3/15/20	230,000
175,000	B+	Senior Notes, 8.750% due 11/01/17	180,250

		Total Chemicals	3,045,637

Commercial Banks - 3.4%
		Ally Financial Inc.:
		Company Guaranteed Notes:
60,000	B	7.500% due 12/31/13	59,100
165,000	B	6.750% due 12/01/14	158,812
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Commercial Banks - 3.4% — (continued)
		Senior Unsecured Notes:
$180,000	B	0.000% due 12/01/12	$148,488
880,000	B	0.000% due 6/15/15	563,200
51,000	CCC+	Subordinated Notes, 8.000% due 12/31/18	48,450
110,000	BB	BAC Capital Trust VI, Bank Guaranteed Notes, 5.625% due 3/08/35	88,977
90,000	BB	Bank of America Corp., Junior Subordinated Notes, 8.000% due 12/29/49(d)	86,642
430,000	BB	BankAmerica Institutional Capital A, Limited Guaranteed Notes, 8.070% due 12/31/26(a)	420,325
210,000	A-	Credit Agricole SA, Subordinated Notes, 8.375% due 10/29/49(a)(d)	199,500
680,000	BBB-	M&I Marshall & Ilsley Bank, Subordinated Notes, 4.850% due 6/16/15	644,534
80,000	BB	NB Capital Trust II, Limited Guaranteed Notes, 7.830% due 12/15/26	77,000
180,000	BB	NB Capital Trust IV, Limited Guaranteed Notes, 8.250% due 4/15/27	175,950
		Synovus Financial Corp., Subordinated Notes:
695,000	B+	4.875% due 2/15/13	630,943
2,365,000	B+	5.125% due 6/15/17	1,948,173
		Zions Bancorporation:
420,000	BBB-	Senior Unsecured Notes, 7.750% due 9/23/14	423,105
		Subordinated Notes:
465,000	BB+	6.000% due 9/15/15	429,232
515,000	BB+	5.500% due 11/16/15	464,030

		Total Commercial Banks	6,566,461

Commercial Services - 0.3%
70,000	B	Live Nation Entertainment Inc., Senior Unsecured Notes, 8.125% due 5/15/18(a)	69,650
260,000	CCC+	NES Rentals Holdings Inc., Senior Secured Notes, 12.250% due 4/15/15(a)	250,575
100,000	B+	PharmaNet Development Group Inc., Senior Secured Notes, 10.875% due 4/15/17(a)	98,500
190,000	B	Sotheby’s, Company Guaranteed Notes, 7.750% due 6/15/15	192,375

		Total Commercial Services	611,100

Commercial Services & Supplies - 3.1%
1,905,000	B-	ACE Cash Express Inc., Senior Notes, 10.250% due 10/01/14(a)	1,495,425
770,000	B-	Cenveo Corp., Company Guaranteed Notes, 7.875% due 12/01/13	750,750
305,000	BB-	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17(a)	305,381
285,000	B-	Interface Inc., Company Guaranteed Notes, 9.500% due 2/01/14	292,838
355,000	B+	Mobile Mini Inc., Company Guaranteed Notes, 9.750% due 8/01/14	362,988
780,000	CCC+	NCO Group Inc., Company Guaranteed Notes, 11.875% due 11/15/14	737,100
370,000	B	Prospect Medical Holdings Inc., Senior Secured Notes, 12.750% due 7/15/14	394,050
		RSC Equipment Rental Inc.:
785,000	B-	Company Guaranteed Notes, 9.500% due 12/01/14	749,675
115,000	BB-	Senior Secured Notes, 10.000% due 7/15/17(a)	124,487
495,000	B-	Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Company Guaranteed Notes, 10.250% due 12/01/17(a)	507,375
355,000	CCC	US Investigations Services Inc., Company Guaranteed Notes, 11.750% due 5/01/16(a)(e)	331,925

		Total Commercial Services & Supplies	6,051,994

Computer Peripherals - 0.4%
765,000	B-	Stratus Technologies Inc., Senior Secured Notes, 12.000% due 3/29/15(a)	708,581

Consumer Finance - 1.2%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
42,500	B-	3.048% due 1/13/12(d)	40,853
105,000	B-	7.500% due 8/01/12	106,891
1,855,000	B-	12.000% due 5/15/15	2,163,099

		Total Consumer Finance	2,310,843

Containers & Packaging - 0.7%
60,000	BB+	Ball Corp., Company Guaranteed Notes, 6.625% due 3/15/18	58,800
570,000	CCC	Berry Plastics Corp., Senior Secured Notes, 9.500% due 5/15/18(a)	513,000
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Containers & Packaging - 0.7% — (continued)
$400,000	BB+	Owens-Brockway Glass Container Inc., Senior Notes, 3.000% due 6/01/15(a)	$388,000
95,000	BB+	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16	100,937
330,000	B2(b)	Solo Cup Co./Solo Cup Operating Corp., Senior Secured Notes, 10.500% due 11/01/13	337,425

		Total Containers & Packaging	1,398,162

Diversified Financial Services - 8.3%
880,000	CCC	AAC Group Holding Corp., Senior Unsecured Notes, step bond to yield, 10.250% due 10/01/12(a)	887,700
300,000	BB(f)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/01/21(a)	294,000
520,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/01/13(a)	483,600
460,000	B+	CEDC Finance Corp. International Inc., Senior Secured Notes, 9.125% due 12/01/16(a)	455,400
		CIT Group Inc., Senior Secured Notes:
204,262	B+	7.000% due 5/01/14	193,028
84,262	B+	7.000% due 5/01/15	78,153
280,437	B+	7.000% due 5/01/16	255,899
846,613	B+	7.000% due 5/01/17	768,301
180,000	BB	Countrywide Capital III, Company Guaranteed Notes, 8.050% due 6/15/27	174,996
		E*Trade Financial Corp., Senior Unsecured Notes:
600,000	CCC+	7.875% due 12/01/15	555,000
807,387	CCC+	12.500% due 11/30/17(g)	900,237
110,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(a)	114,210
250,000	B	Express LLC/Express Finance Corp., Senior Notes, 8.750% due 3/01/18(a)	253,125
221,000	B	Global Cash Access LLC/Global Cash Finance Corp., Company Guaranteed Notes, 8.750% due 3/15/12	221,000
		International Lease Finance Corp., Senior Unsecured Notes:
1,530,000	BB+	6.375% due 3/25/13	1,399,950
985,000	BB+	5.875% due 5/01/13	876,650
545,000	BB+	5.625% due 9/20/13	480,962
585,000	BB+	6.625% due 11/15/13	535,275
190,000	BB+	8.750% due 3/15/17(a)	174,325
320,000	BB	LBI Escrow Corp., Senior Secured Notes, 8.000% due 11/01/17(a)	326,400
210,000	NR	Lehman Brothers Holdings Inc., Senior Unsecured Notes, 5.250% due 2/06/12(c)	44,625
340,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	349,350
160,000	BB	MBNA Capital A, Bank Guaranteed Notes, 8.278% due 12/01/26	157,200
130,000	B	Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes, 11.625% due 4/15/16(a)	127,400
		Nuveen Investments Inc.:
2,945,000	CCC	Company Guaranteed Notes, 10.500% due 11/15/15	2,665,225
1,575,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	1,204,875
260,000	B	Petroplus Finance Ltd., Senior Secured Notes, 6.750% due 5/01/14(a)	235,300
415,000	CCC+	Residential Capital LLC, Secured Notes, 9.625% due 5/15/15	400,475
		SLM Corp.:
730,000	BBB-	Senior Notes, 8.000% due 3/25/20	650,386
270,000	BBB-	Senior Unsecured Notes, 8.450% due 6/15/18	245,889
435,000	CCC+	Universal City Development Partners Ltd., Senior Subordinated Notes, 10.875% due 11/15/16(a)	441,525

		Total Diversified Financial Services	15,950,461

Diversified Telecommunication Services - 8.0%
415,000	NR	ADC Telecommunications Inc., Subordinated Notes, 3.500% due 7/15/15	341,338
555,000	B-	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/01/12	535,575
35,000	BB	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/01/28	25,025
535,000	B	Global Crossing Ltd., Senior Secured Notes, 12.000% due 9/15/15(a)	585,825
475,000	B-	Global Crossing UK Finance PLC, Company Guaranteed Notes, 10.750% due 12/15/14	491,625
140,000	NR	Hawaiian Telcom Communications Inc., Company Guaranteed Notes, 12.500% due 5/01/15(c)(e)	14
340,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 7.375% due 12/01/17(a)	340,850
710,000	BB-	Intelsat Corp., Senior Unsecured Notes, 9.250% due 8/15/14	725,975
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Diversified Telecommunication Services — 8.0% — (continued)
$190,000	CCC+	Intelsat Intermediate Holding Co., Ltd., Company Guaranteed Notes, step bond to yield, 9.500% due 2/01/15	$193,800
		Intelsat Jackson Holdings Ltd., Company Guaranteed Notes:
595,000	B+	9.500% due 6/15/16	615,825
725,000	CCC+	11.500% due 6/15/16	763,063
1,065,000	B-	ITC Deltacom Inc., Senior Secured Notes, 10.500% due 4/01/16(a)	1,027,725
		Level 3 Financing Inc., Company Guaranteed Notes:
1,545,000	CCC	9.250% due 11/01/14	1,405,950
180,000	CCC	10.000% due 2/01/18(a)	159,300
115,000	BB-	Nordic Telephone Co. Holdings ApS, Senior Secured Notes, 8.875% due 5/01/16(a)	118,450
675,000	NR	Nortel Networks Corp., Company Guaranteed Notes, 1.750% due 4/15/12(c)	514,687
250,000	B	PAETEC Holding Corp., Senior Secured Notes, 8.875% due 6/30/17(a)	248,125
		Powerwave Technologies Inc.:
1,575,000	NR	Senior Subordinated Notes, 3.875% due 10/01/27	1,163,531
350,000	NR	Subordinated Notes, 1.875% due 11/15/24	389,375
70,000	B+	Qwest Communications International Inc., Company Guaranteed Notes, 7.500% due 2/15/14	69,300
180,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.625% due 6/15/15	189,000
580,000	NR	SBA Communications Corp., Senior Unsecured Notes, 4.000% due 10/01/14	732,975
		Sprint Capital Corp., Company Guaranteed Notes:
450,000	BB-	7.625% due 1/30/11	460,125
685,000	BB-	8.375% due 3/15/12	708,975
50,000	BB-	6.900% due 5/01/19	45,438
1,275,000	BB-	8.750% due 3/15/32	1,220,812
920,000	BB-	Sprint Nextel Corp., Senior Unsecured Notes, 6.000% due 12/01/16	823,400
465,000	B	Syniverse Technologies Inc., Company Guaranteed Notes, 7.750% due 8/15/13	458,025
460,000	B+	Wind Acquisition Finance SA, Senior Secured Notes, 12.000% due 12/01/15(a)	476,100
100,000	B-	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17(a)(g)	94,500
365,000	B+	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	363,175

		Total Diversified Telecommunication Services	15,287,883

Electric Utilities - 3.1%
245,000	BB-	Calpine Construction Finance Co. LP & CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/01/16(a)	248,675
455,000	B+	Calpine Corp., Senior Secured Notes, 7.250% due 10/15/17(a)	428,838
		Edison Mission Energy, Senior Unsecured Notes:
260,000	B-	7.750% due 6/15/16	189,800
210,000	B-	7.200% due 5/15/19	137,550
330,000	B-	7.625% due 5/15/27	209,550
101,010	BB	Elwood Energy LLC, Senior Secured Notes, 8.159% due 7/05/26	96,212
		Energy Future Holdings Corp., Company Guaranteed Notes:
360,000	B-	10.875% due 11/01/17(h)	266,400
2,377,914	B-	11.250% due 11/01/17(g)	1,539,699
62,715	BB-	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19(a)(e)	61,049
465,000	B-	Mirant Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/01/31	423,150
949,940	BB	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	1,033,060
1,395,000	CCC	Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes, 10.250% due 11/01/15	941,625
385,000	B	United Maritime Group LLC/United Maritime Group Finance Corp., Senior Secured Notes, 11.750% due 6/15/15(a)	379,225

		Total Electric Utilities	5,954,833

Electronic Equipment & Instruments - 1.1%
350,000	BBB	International Game Technology, Senior Unsecured Notes, 3.250% due 5/01/14	424,603
40,000	BB+	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	41,900
310,000	B	Kemet Corp., Secured Notes, 10.500% due 5/01/18(a)	307,675
540,000	CCC+	NXP BV/NXP Funding LLC, Senior Secured Notes, 7.875% due 10/15/14	500,850
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Electronic Equipment & Instruments - 1.1% — (continued)
$270,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	$267,300
525,000	B+	Viasystems Inc., Senior Secured Notes, 12.000% due 1/15/15(a)	580,781

		Total Electronic Equipment & Instruments	2,123,109

Energy Equipment & Services - 0.7%
50,000	CCC	Atlas Pipeline Partners LP, Company Guaranteed Notes, 8.750% due 6/15/18	47,500
965,000	B-	Dynegy Roseton/Danskammer Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/08/16	870,912
		Enterprise Products Operating LP, Company Guaranteed Notes:
230,000	BB	8.375% due 8/01/66(d)	226,818
120,000	BB	7.034% due 1/15/68(d)	110,257

		Total Energy Equipment & Services	1,255,487

Firearms & Ammunition - 0.2%
370,000	B	Freedom Group Inc., Senior Secured Notes, 10.250% due 8/01/15(a)	382,950

Food Products - 0.7%
130,000	B+	Bumble Bee Foods LLC, Senior Secured Notes, 7.750% due 12/15/15(a)	129,675
130,000	BB	Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19(a)	132,925
		Smithfield Foods Inc.:
160,000	B+	Senior Secured Notes, 10.000% due 7/15/14(a)	172,100
430,000	B-	Senior Unsecured Notes, 7.750% due 7/01/17	406,350
450,000	B-	Viskase Cos., Inc., Company Guaranteed Notes, 9.875% due 1/15/18(a)	456,750

		Total Food Products	1,297,800

Health Care Equipment & Supplies - 0.4%
		Biomet Inc., Company Guaranteed Notes:
260,000	B-	10.000% due 10/15/17	276,250
255,000	B-	10.375% due 10/15/17(g)	272,531
		Universal Hospital Services Inc., Senior Secured Notes:
290,000	B+	4.134% due 6/01/15(d)	242,150
35,000	B+	8.500% due 6/01/15(g)	33,775

		Total Health Care Equipment & Supplies	824,706

Health Care Providers & Services - 3.4%
210,000	B	American Renal Holdings, Senior Secured Notes, 8.375% due 5/15/18(a)	205,275
70,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	71,837
705,000	CCC	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/01/16	645,075
		HCA Inc.:
		Senior Secured Notes:
485,506	BB-	9.625% due 11/15/16(g)	512,209
60,000	BB-	9.875% due 2/15/17(a)	63,600
20,000	BB	7.875% due 2/15/20(a)	20,400
		Senior Unsecured Notes:
380,000	B-	6.300% due 10/01/12	375,250
120,000	B-	9.000% due 12/15/14	119,400
60,000	B-	7.690% due 6/15/25	54,900
535,000	B	OnCure Medical Corp., Senior Secured Notes, 11.750% due 5/15/17(a)	521,625
1,280,000	B-	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/01/15	1,209,600
		Tenet Healthcare Corp.:
		Senior Secured Notes:
280,000	BB-	9.000% due 5/01/15(a)	295,400
390,000	BB-	10.000% due 5/01/18(a)	429,488
232,000	BB-	8.875% due 7/01/19(a)	242,440
460,000	CCC+	Senior Unsecured Notes, 6.875% due 11/15/31	376,050
385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/01/17	386,925
722,240	CCC+	US Oncology Holdings Inc., Senior Unsecured Notes, 6.643% due 3/15/12(g)	666,266
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Health Care Providers & Services - 3.4% — (continued)
		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Company Guaranteed Notes,
$280,000	CCC+	8.000% due 2/01/18	$267,400

		Total Health Care Providers & Services	6,463,140

Hotels, Restaurants & Leisure - 8.6%
160,000	BB-	Ameristar Casinos Inc., Company Guaranteed Notes, 9.250% due 6/01/14	164,800
		Boyd Gaming Corp., Senior Subordinated Notes:
825,000	B-	6.750% due 4/15/14(h)	746,625
30,000	B-	7.125% due 2/01/16(h)	25,800
140,000	NR	CB Buffets Inc., 0.000% due 11/01/14(e)(i)	14
370,000	B-	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 12.000% due 10/15/15(a)	348,725
		El Pollo Loco Inc.:
555,000	CC	Company Guaranteed Notes, 11.750% due 11/15/13	430,125
175,000	CCC+	Senior Secured Notes, 11.750% due 12/01/12	177,625
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 11.000% due 6/15/15(a)(c)	1,056
195,000	B-	Gaylord Entertainment Co., Company Guaranteed Notes, 6.750% due 11/15/14	181,350
980,000	BB-	GWR Operating Partnership LLP, 1st Mortgage Notes, 10.875% due 4/01/17(a)	966,525
		Harrah’s Operating Co., Inc.:
		Company Guaranteed Notes:
1,320,000	CCC	5.625% due 6/01/15(h)	825,000
360,000	CCC	10.750% due 2/01/16	287,100
495,000	B	Senior Secured Notes, 11.250% due 6/01/17	520,987
65,000	BB+	Host Hotels & Resorts LP, Company Guaranteed Notes, 6.375% due 3/15/15	63,862
225,000	CCC	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/01/12(a)	165,375
710,000	D	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10(c)(e)	344,350
2,445,000	CCC+	Isle of Capri Casino Inc., Company Guaranteed Notes, 7.000% due 3/01/14(h)	2,124,094
790,000	B-	Las Vegas Sands Corp., Senior Secured Notes, 6.375% due 2/15/15	762,350
525,000	B	Lions Gate Entertainment Inc., Senior Secured Notes, 10.250% due 11/01/16(a)	531,563
		MGM Mirage:
		Company Guaranteed Notes:
15,000	CCC+	8.500% due 9/15/10	14,944
365,000	CCC-	8.375% due 2/01/11	365,000
460,000	CCC+	6.750% due 9/01/12	426,650
460,000	CCC+	6.750% due 4/01/13	404,800
970,000	CCC+	6.625% due 7/15/15(h)	766,300
		Senior Secured Notes:
25,000	B	10.375% due 5/15/14(a)	26,688
55,000	B	11.125% due 11/15/17(a)	59,812
		Mohegan Tribal Gaming Authority:
100,000	CCC+	Company Guaranteed Notes, 6.125% due 2/15/13	85,000
490,000	B-	Senior Secured Notes, 11.500% due 11/01/17(a)	505,925
50,000	CCC+	Senior Subordinated Notes, 8.000% due 4/01/12	44,000
1,540,000	B+	NCL Corp. Ltd., 1st Mortgage Notes, 11.750% due 11/15/16(a)	1,655,500
135,000	BB-	Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19(a)	137,700
		Pinnacle Entertainment Inc.:
1,740,000	B	Company Guaranteed Notes, 7.500% due 6/15/15	1,626,900
645,000	BB	Senior Notes, 8.625% due 8/01/17(a)	654,675
50,000	B	Senior Subordinated Notes, 8.750% due 5/15/20(a)	46,500
230,000	CCC-	Sbarro Inc., Company Guaranteed Notes, 10.375% due 2/01/15	178,250
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	CCC	4.136% due 2/01/14(a)(d)	96,600
40,000	CCC	9.125% due 2/01/15(a)	33,800
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Hotels, Restaurants & Leisure - 8.6% — (continued)
		Station Casinos Inc.:
$15,000	D	Senior Subordinated Notes, 6.625% due 3/15/18(c)(e)	$187
		Senior Unsecured Notes:
235,000	D	6.000% due 4/01/12(c)(e)	15,863
325,000	D	7.750% due 8/15/16(c)(e)	22,750
		Travelport LLC, Company Guaranteed Notes:
320,000	CCC+	9.875% due 9/01/14	320,800
350,000	CCC	11.875% due 9/01/16	354,375

		Total Hotels, Restaurants & Leisure	16,510,345

Household Durables - 0.7%
700,000	B	Libbey Glass Inc., Senior Secured Notes, 10.000% due 2/15/15(a)	729,750
194,000	CCC	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield, 9.750% due 9/01/12	177,753
490,000	CCC+	Sealy Mattress Co., Company Guaranteed Notes, 8.250% due 6/15/14	490,000

		Total Household Durables	1,397,503

Household Products - 0.4%
310,000	BB-	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15	337,125
390,000	BB	American Greetings Corp., Senior Unsecured Notes, 7.375% due 6/01/16	395,850

		Total Household Products	732,975

Independent Power Producers & Energy Traders - 0.8%
		AES Corp., Senior Unsecured Notes:
290,000	BB-	7.750% due 10/15/15	289,275
290,000	BB-	8.000% due 10/15/17	286,375
10,000	BB-	8.000% due 6/01/20	9,750
		NRG Energy Inc., Company Guaranteed Notes:
830,000	BB-	7.375% due 2/01/16	805,100
70,000	BB-	7.375% due 1/15/17	66,675

		Total Independent Power Producers & Energy Traders	1,457,175

Insurance - 2.8%
260,000	A-	American International Group Inc., Senior Unsecured Notes, 8.250% due 8/15/18	254,800
		HUB International Holdings Inc.:
2,195,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15(a)	2,019,400
760,000	CCC+	Senior Unsecured Notes, 9.000% due 12/15/14(a)	718,200
90,000	BBB	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	88,650
		MGIC Investment Corp.:
475,000	CCC+	Senior Notes, 5.000% due 5/01/17	493,406
2,000,000	CCC+	Senior Unsecured Notes, 5.375% due 11/01/15	1,730,000

		Total Insurance	5,304,456

Internet & Catalog Retail - 0.4%
400,000	BB-	HSN Inc., Company Guaranteed Notes, 11.250% due 8/01/16	444,000
375,000	BB-	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	389,063

		Total Internet & Catalog Retail	833,063

Internet Software & Services - 0.6%
		Terremark Worldwide Inc.:
725,000	B-	Senior Secured Notes, 12.250% due 6/15/17(a)	826,500
405,000	NR	Senior Unsecured Notes, 6.625% due 6/15/13	391,375

		Total Internet Software & Services	1,217,875

IT Services - 0.1%
186,375	CCC	Ceridian Corp., Company Guaranteed Notes, 12.250% due 11/15/15(g)	178,920

Leisure Equipment & Products - 0.4%
630,000	CCC+	Marquee Holdings Inc., Senior Discount Notes, step bond to yield, 9.505% due 8/15/14	516,600
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Leisure Equipment & Products - 0.4% — (continued)
$200,000	NR	Wallace Theater Holdings Inc., Units, 12.500% due 6/15/13(a)(d)(e)	$200,000

		Total Leisure Equipment & Products	716,600

Machinery - 0.2%
415,000	BB-	Manitowoc Co., Inc. (The), Company Guaranteed Notes, 9.500% due 2/15/18	409,813

Media - 4.1%
130,000	B	Allbritton Communications Co., Senior Notes, 8.000% due 5/15/18(a)	123,500
325	NR	CanWest MediaWorks Inc., Company Guaranteed Notes, 8.000% due 9/15/12(c)(e)	329
140,000	BB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.750% due 5/01/17(a)	149,100
85,025	B	CCH II LLC/CCH II Capital Corp., Senior Notes, 13.500% due 11/30/16(a)	97,035
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
320,000	B	7.875% due 4/30/18(a)	315,600
240,000	B	8.125% due 4/30/20(a)	238,800
350,000	CCC+	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(a)	317,625
60,000	CCC+	Cengage Learning Acquistions Inc., Senior Subordinated Notes, step bond to yield, 13.250% due 7/15/15(a)	57,000
1,105,000	BB	Charter Communications Operating LLC/Charter Communications Operating Capital, Secured Notes, 10.875% due 9/15/14(a)	1,212,737
180,000	CCC-	Clear Channel Communications Inc., Senior Unsecured Notes, 6.250% due 3/15/11	174,150
16,000	NR	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 9/15/14(e)(i)	4,807
470,000	BB	CSC Holdings Inc., Senior Unsecured Notes, 8.500% due 6/15/15(a)	488,800
		DISH DBS Corp., Company Guaranteed Notes:
40,000	BB-	6.625% due 10/01/14	39,500
720,000	BB-	7.875% due 9/01/19	730,800
130,000	BB-	Echostar DBS Corp., Company Guaranteed Notes, 7.750% due 5/31/15	131,300
455,000	NR	Idearc Inc., 0.000% due (i)	5
460,000	B-	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Senior Secured Notes, 8.875% due 4/15/17(a)	457,700
350,000	CCC+	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, step bond to yield, 12.500% due 8/01/16	325,500
445,000	B-	Sinclair Television Group Inc., Senior Secured Notes, 9.250% due 11/01/17(a)	442,775
590,000	B	Sirius XM Radio Inc., Company Guaranteed Notes, 8.750% due 4/01/15(a)	575,250
60,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	59,775
285,000	B-	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/01/14(a)	307,087
		XM Satellite Radio Inc.:
480,000	CCC+	Company Guaranteed Notes, 13.000% due 8/01/13(a)	528,000
360,000	BB-	Senior Secured Notes, 11.250% due 6/15/13(a)	387,000
755,000	CCC+	Senior Subordinated Notes, 7.000% due 12/01/14(a)	742,731

		Total Media	7,906,906

Metals & Mining - 1.2%
		Century Aluminum Co.:
540,000	B	Company Guaranteed Notes, 1.750% due 8/01/24	508,950
464,600	B	Senior Secured Notes, 8.000% due 5/15/14	451,243
690,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/01/15	705,525
220,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.375% due 11/01/12	226,050
580,000	CC	Wise Metals Group LLC, Senior Secured Notes, 10.250% due 5/15/12	469,800

		Total Metals & Mining	2,361,568

Multiline Retail - 0.8%
		Michaels Stores Inc., Company Guaranteed Notes:
780,000	CCC	step bond to yield, 13.000% due 11/01/16	694,200
220,000	CCC	11.375% due 11/01/16	227,425
		Neiman Marcus Group Inc.:
288,435	B-	Company Guaranteed Notes, 9.000% due 10/15/15(g)(h)	283,027
270,000	BB-	Senior Secured Notes, 7.125% due 6/01/28	240,300

		Total Multiline Retail	1,444,952

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels - 10.4%
$440,000	B-	Allis-Chalmers Energy Inc., Company Guaranteed Notes, 8.500% due 3/01/17	$389,400
185,000	BB-	Arch Coal Inc., Senior Notes, 8.750% due 8/01/16(a)	189,625
465,000	B	ATP Oil & Gas Corp., Senior Secured Notes, 11.875% due 5/01/15(a)	367,350
		Basic Energy Services Inc.:
770,000	B-	Company Guaranteed Notes, 7.125% due 4/15/16	658,350
590,000	B+	Senior Secured Notes, 11.625% due 8/01/14	643,100
835,000	NR	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	780,725
180,000	BB-	Berry Petroleum Co., Senior Notes, 10.250% due 6/01/14	192,600
865,000	B	Brigham Exploration Co., Company Guaranteed Notes, 9.625% due 5/01/14	865,000
		Chaparral Energy Inc., Company Guaranteed Notes:
560,000	B+	8.500% due 12/01/15	512,400
810,000	B+	8.875% due 2/01/17	737,100
		Chesapeake Energy Corp., Company Guaranteed Notes:
40,000	BB	6.500% due 8/15/17	39,100
245,000	BB	6.250% due 1/15/18	244,388
965,000	BB	7.250% due 12/15/18	979,475
500,000	BB-	Cie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	487,500
365,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	361,350
75,000	B+	Copano Energy LLC/Copano Energy Finance Corp., Company Guaranteed Notes, 8.125% due 3/01/16(e)	72,750
160,000	B+	Crosstex Energy/Crosstex Energy Finance Corp., Senior Notes, 8.875% due 2/15/18(a)	158,400
230,000	BB	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	238,625
		El Paso Corp., Senior Unsecured Notes:
500,000	BB-	8.050% due 10/15/30	478,124
350,000	BB-	7.800% due 8/01/31	330,807
605,000	NR	GMX Resources Inc., Senior Unsecured Notes, 5.000% due 2/01/13	494,808
405,000	B+	Headwaters Inc., Senior Secured Notes, 11.375% due 11/01/14	410,062
435,000	B	Helix Energy Solutions Group Inc., Company Guaranteed Notes, 9.500% due 1/15/16(a)	428,475
170,000	B	Hercules Offshore Inc., Senior Secured Notes, 10.500% due 10/15/17(a)	158,950
		International Coal Group Inc.:
545,000	B-	Company Guaranteed Notes, 10.250% due 7/15/14	564,756
790,000	BB-	Senior Secured Notes, 9.125% due 4/01/18	793,950
675,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/01/14	675,000
		Linn Energy LLC/Linn Energy Finance Corp.:
155,000	B	Company Guaranteed Notes, 11.750% due 5/15/17	172,050
260,000	B	Senior Unsecured Notes, 8.625% due 4/15/20(a)	258,700
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
275,000	BB-	6.875% due 11/01/14	264,000
1,015,000	BB-	8.750% due 4/15/18	1,030,225
390,000	B+	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15(a)	390,000
290,000	B+	Parker Drilling Co., Senior Notes, 9.125% due 4/01/18(a)	276,950
		Peabody Energy Corp., Company Guaranteed Notes:
150,000	BB+	7.375% due 11/01/16	156,375
230,000	BB+	7.875% due 11/01/26	240,350
180,000	B	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Company Guaranteed Notes, 8.250% due 4/15/18	177,300
		PetroHawk Energy Corp., Company Guaranteed Notes:
135,000	B	9.125% due 7/15/13	139,050
60,000	B	7.875% due 6/01/15	58,425
305,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.375% due 5/15/12	308,813
		Plains Exploration & Production Co.:
		Company Guaranteed Notes:
555,000	BB-	7.750% due 6/15/15	543,206
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels - 10.4% — (continued)
$210,000	BB-	10.000% due 3/01/16	$218,925
210,000	BB-	Senior Unsecured Notes, 8.625% due 10/15/19	206,850
		Quicksilver Resources Inc.:
		Company Guaranteed Notes:
245,000	B+	8.250% due 8/01/15	240,100
40,000	B+	9.125% due 8/15/19	40,300
455,000	B+	Senior Notes, 11.750% due 1/01/16	498,225
550,000	B+	Rosetta Resources Inc., Company Guaranteed Notes, 9.500% due 4/15/18(a)	544,500
		SandRidge Energy Inc., Company Guaranteed Notes:
640,000	B+	8.625% due 4/01/15(g)	598,400
220,000	B+	9.875% due 5/15/16(a)	217,800
80,000	B+	8.000% due 6/01/18(a)	72,000
250,000	B+	8.750% due 1/15/20(a)	227,500
230,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	230,000
50,000	BB	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/01/16	57,500
160,000	BB+	Tesoro Corp., Company Guaranteed Notes, 6.500% due 6/01/17	143,200
150,000	NR	Verasun Energy Corp., 0.000% due (i)	9,750
440,000	BB	Whiting Petroleum Corp., Company Guaranteed Notes, 7.000% due 2/01/14	444,950

		Total Oil, Gas & Consumable Fuels	20,017,614

Paper & Forest Products - 2.2%
		Appleton Papers Inc.:
1,155,000	CCC+	Secured Notes, 11.250% due 12/15/15(a)	944,212
600,000	B+	Senior Secured Notes, 10.500% due 6/15/15(a)	549,000
775,000	B-	Exopack Holding Inc., Company Guaranteed Notes, 11.250% due 2/01/14	810,844
330,000	BB+	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/01/16(a)	344,850
410,000	CCC+	NewPage Corp., Senior Secured Notes, 11.375% due 12/31/14	385,400
220,000	BB	Smurfit Kappa Treasury Funding Ltd., Company Guaranteed Notes, 7.500% due 11/20/25	200,200
		Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes:
380,000	BB-	11.500% due 7/01/14(a)	407,550
440,000	B	9.125% due 8/01/14(h)	418,000
140,000	CCC+	Verso Paper Holdings LLC/Verson Paper Inc., Company Guaranteed Notes, 11.375% due 8/01/16	122,150

		Total Paper & Forest Products	4,182,206

Personal Products - 0.2%
445,000	B-	Revlon Consumer Products Corp., Company Guaranteed Notes, 9.750% due 11/15/15(a)	455,013

Pharmaceuticals - 0.3%
455,000	CCC+	DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes, 11.750% due 11/15/14	467,513
170,000	BB	Omnicare Inc., Senior Subordinated Notes, 7.750% due 6/01/20	171,275

		Total Pharmaceuticals	638,788

Professional Services - 0.0%
470,000	NR	Selectica Inc., 0.000% due (i)	5

Real Estate Investment Trusts (REITs) - 1.5%
70,000	NR	Annaly Capital Management Inc., Senior Unsecured Notes, 4.000% due 2/15/15	71,225
70,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15(a)(e)	38,259
1,280,000	B2(b)	Felcor Lodging LP, Senior Secured Notes, 10.000% due 10/01/14	1,286,400
270,000	B-	Forest City Enterprises Inc., Senior Unsecured Notes, 6.500% due 2/01/17	220,725
290,000	BBB-	ProLogis, Senior Notes, 3.250% due 3/15/15	272,962
		Realogy Corp., Company Guaranteed Notes:
1,120,000	C	10.500% due 4/15/14(h)	957,600
20,931	C	11.000% due 4/15/14(g)	17,687

		Total Real Estate Investment Trusts (REITs)	2,864,858

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Road & Rail - 1.7%
$50,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/01/14	$47,625
		Kansas City Southern de Mexico SA de CV:
460,000	B+	Senior Notes, 8.000% due 2/01/18(a)	461,725
780,000	B+	Senior Unsecured Notes, 12.500% due 4/01/16	904,800
1,545,000	B+	Kansas City Southern Railway, Company Guaranteed Notes, 13.000% due 12/15/13	1,792,200

		Total Road & Rail	3,206,350

Semiconductors & Semiconductor Equipment - 0.2%
65,000	B-	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17(a)	64,106
		Freescale Semiconductor Inc., Company Guaranteed Notes:
215,000	CCC	8.875% due 12/15/14(h)	195,113
115,000	CCC	10.125% due 12/15/16(h)	93,150

		Total Semiconductors & Semiconductor Equipment	352,369

Software - 1.0%
200,000	B-	Aspect Software Inc., Senior Notes, 10.625% due 5/15/17(a)	199,250
		First Data Corp., Company Guaranteed Notes:
1,030,000	B-	9.875% due 9/24/15(h)	844,600
305,297	B-	10.550% due 9/24/15(g)	237,368
585,000	CCC+	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15	551,363

		Total Software	1,832,581

Specialty Retail - 1.2%
91,000	CC	Blockbuster Inc., Senior Secured Notes, 11.750% due 10/01/14(a)	54,145
740,000	CCC+	Bon-Ton Department Stores Inc. (The), Company Guaranteed Notes, 10.250% due 3/15/14(h)	740,000
715,000	B	Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/01/15	711,788
220,000	BB	Phillips-Van Heusen Corp., Senior Unsecured Notes, 7.375% due 5/15/20	221,100
305,000	BB+	QVC Inc., Senior Secured Notes, 7.375% due 10/15/20(a)	297,375
350,000	B+	Wendy’s/Arby’s Restaurants LLC, Company Guaranteed Notes, 10.000% due 7/15/16	363,125

		Total Specialty Retail	2,387,533

Textiles, Apparel & Luxury Goods - 1.1%
500,000	BB-	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	547,500
600,000	B-	Perry Ellis International Inc., Company Guaranteed Notes, 8.875% due 9/15/13	612,000
1,135,000	CCC	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	998,800

		Total Textiles, Apparel & Luxury Goods	2,158,300

Tobacco - 0.3%
530,000	B+	Alliance One International Inc., Senior Unsecured Notes, 10.000% due 7/15/16(a)	543,250

		Total Tobacco	543,250

Trading Companies & Distributors - 0.7%
285,000	B+	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16(a)	285,000
220,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	213,675
		KAR Holdings Inc., Company Guaranteed Notes:
530,000	CCC+	8.750% due 5/01/14	527,350
14,000	CCC+	10.000% due 5/01/15	14,105
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	265,492

		Total Trading Companies & Distributors	1,305,622

Transportation Infrastructure - 2.7%
65,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 7.750% due 7/15/14	64,187
2,105,000	CCC+	Horizon Lines Inc., Senior Unsecured Notes, 4.250% due 8/15/12	1,747,150
270,000	BB-	Overseas Shipholding Group Inc., Senior Unsecured Notes, 8.125% due 3/30/18	267,975
603,000	BB-	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/01/17	630,135
575,000	B+	Ship Finance International Ltd., Company Guaranteed Notes, 8.500% due 12/15/13	557,750
300,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/01/18(a)	289,500
490,000	BB	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	497,350
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)

High Yield Investments

Face
Amount	Rating††	Security	Value

Transportation Infrastructure - 2.7% — (continued)
$710,000	CCC-	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/01/14(a)	$665,625
535,000	B-	Western Express Inc., Senior Secured Notes, 12.500% due 4/15/15(a)	505,575

		Total Transportation Infrastructure	5,225,247

Wireless Telecommunication Services - 2.8%
415,000	B	Alcatel-Lucent USA Inc., Senior Unsecured Notes, 6.500% due 1/15/28	278,050
		Cricket Communications Inc.:
370,000	B-	Company Guaranteed Notes, 9.375% due 11/01/14	374,625
235,000	B+	Senior Secured Notes, 7.750% due 5/15/16	239,700
325,000	BB-	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	320,125
495,000	CCC+	Integra Telecom Holdings Inc., Senior Secured Notes, 10.750% due 4/15/16(a)	480,150
1,260,000	BB-	Nextel Communications Inc., Company Guaranteed Notes, 6.875% due 10/31/13	1,212,750
650,000	BB-	NII Capital Corp., Company Guaranteed Notes, 10.000% due 8/15/16	698,750
		PAETEC Holding Corp., Company Guaranteed Notes:
905,000	CCC+	9.500% due 7/15/15	884,637
210,000	B	8.875% due 6/30/17	208,425
430,000	B-	tw telecom holdings inc., Senior Notes, 8.000% due 3/01/18(a)	433,225
170,000	BB+	Valor Telecommunications Enterprises Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/15	170,953

		Total Wireless Telecommunication Services	5,301,390

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $164,928,715)	171,823,280

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
135,900	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26(i)	12,910

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $100,715)	12,910

Shares
COMMON STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
16,441	Charter Communications Inc.(h)(i)	591,876
511	Dex One Corp.	10,465
359	SuperMedia Inc.	10,817

	Total Media	613,158

	TOTAL CONSUMER DISCRETIONARY	613,158

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
1,216	SemGroup Corp.(i)	33,744

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
478	CIT Group Inc.	17,585

INDUSTRIALS - 0.1%
Building Products - 0.1%
1,062	Nortek Inc.(i)	48,985

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)

High Yield Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 0.0%
Computer Peripherals — 0.0%
$15,767	Stratus Technology Bermuda Holding Ltd., Series B1 (Restricted Shares)(i)*	$158

MATERIALS - 0.1%
Chemicals - 0.1%
9,783	Georgia Gulf Corp.	170,224

	TOTAL COMMON STOCKS
	(Cost — $2,446,402)	883,854

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
3,638	CMP Susquehanna Radio Holdings Corp., Series A(a)(d)(e)(i)*	4

FINANCIALS - 0.1%
Commercial Banks - 0.1%
10,625	Santander Finance Preferred SA Unipersonal, 10.500%	274,231

Diversified Financial Services - 0.0%
4,700	Federal National Mortgage Association (FNMA), 8.250%(d)	4,947

	TOTAL FINANCIALS	279,178

INFORMATION TECHNOLOGY - 0.0%
Computer Peripherals - 0.0%
3,588	Stratus Technology Bermuda Holding Ltd., Series B1 (Restricted Shares)(i)*	36

	TOTAL PREFERRED STOCKS
	(Cost — $443,718)	279,218

CONVERTIBLE PREFERRED STOCKS - 2.8%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.3%
385	LodgeNet Interactive Corp., 10.000% (a)	598,652

Automobiles - 0.3%
71,700	Motors Liquidation Co., 6.250%(c)	524,306

	TOTAL CONSUMER DISCRETIONARY	1,122,958

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
2,600	Chesapeake Energy Corp., 5.000%	208,000

FINANCIALS - 2.1%
Commercial Banks - 1.7%
410	Bank of America Corp., Series L, 7.250%	379,254
110	Regions Financial Corp., Series B, 10.000%	199,540
64,000	Synovus Financial Corp., 8.250%	1,734,400
945	Wells Fargo & Co., 7.500%	888,300

	Total Commercial Banks	3,201,494

See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)

High Yield Investments

Shares	Security	Value

Diversified Financial Services - 0.4%
$20,450	Hartford Financial Services Group Inc., 7.250%	$486,915
10,200	Omnicare Capital Trust II, Series B, 4.000%	382,500

	Total Diversified Financial Services	869,415

	TOTAL FINANCIALS	4,070,909

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $4,943,251)	5,401,867

WARRANTS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
118	Buffets Restaurants Holdings Inc., expires 4/28/14(i)	1

Media - 0.0%
554	Charter Communications Inc., expires 11/30/14	2,770
4,157	CMP Susquehanna Corp., expires 3/23/19(e)(i)	4

	Total Media	2,774

	TOTAL CONSUMER DISCRETIONARY	2,775

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
1,280	SemGroup Corp., expires 11/30/14(i)	8,960

INDUSTRIALS - 0.0%
Building Products - 0.0%
875	Nortek Inc., expires 12/17/14(i)	2,188

	TOTAL WARRANTS
	(Cost — $596,460)	13,923

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $173,459,261)	178,415,052

Face
Amount

SHORT-TERM INVESTMENTS (j) — 8.9%
MONEY MARKET FUND- 3.5%
6,768,544	The AIM STIT — Liquid Asset Portfolio(k)
	(Cost — $6,768,544)	6,768,544

TIME DEPOSITS- 5.4%
	Bank of America — Toronto, 0.030% due 6/1/10
10,292,055	(Cost — $10,292,055)	10,292,055

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $17,060,599)	17,060,599

	TOTAL INVESTMENTS - 101.7%
	(Cost — $190,519,860 #)	195,475,651

	Liabilities in Excess of Other Assets — (1.7%)	(3,210,974)

	TOTAL NET ASSETS - 100.0%	$192,264,677

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*	Non-income producing securities.
See Notes to Financial Statements.

Schedules of Investments
(continued) (unaudited)

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)	Security is currently in default.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

(e)	Illiquid Security.

(f)	Rating by Fitch Ratings Service. All ratings are unaudited.

(g)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(h)	All or a portion of this security is on loan (See Note 1).

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.4%.

(k)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 121 to 123 for definition of ratings.
Summary of Investments by Security Type^

Corporate Bonds & Notes	87.9%
Convertible Preferred Stock	2.8
Common Stock	0.5
Preferred Stock	0.1
Warrant	0.0	**
Collateralized Mortgage Obligations	0.0	**
Short-Term Investments	8.7

	100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS - 52.6%
Austria - 2.2%
		Austria Government Bond:
$2,300,000	EUR	3.500% due 7/15/15	$3,047,389
1,200,000	EUR	3.200% due 2/20/17	1,554,504

		Total Austria	4,601,893

Belgium - 2.8%
		Belgium Government Bond:
1,600,000	EUR	3.500% due 3/28/15	2,112,671
3,000,000	EUR	3.250% due 9/28/16	3,871,304

		Total Belgium	5,983,975

Brazil - 0.4%
660,000		Federative Republic of Brazil, 8.875% due 10/14/19(a)	854,700

Canada - 10.0%
		Canadian Government Bond:
21,400,000	CAD	1.500% due 3/1/12 — 6/1/12(a)	20,330,536
1,000,000	CAD	2.500% due 6/1/15 (a)	945,692

		Total Canada	21,276,228

France - 4.7%
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	386,924
		Government of France:
6,200,000	EUR	3.500% due 4/25/15 - 4/25/20	8,191,430
900,000	EUR	4.750% due 4/25/35	1,313,367

		Total France	9,891,721

Germany - 11.5%
		Bundesobligation:
1,500,000	EUR	3.500% due 4/12/13	2,002,862
4,700,000	EUR	2.250% due 4/10/15	5,999,636
		Bundesrepublik Deutschland:
2,500,000	EUR	3.750% due 1/4/15 — 1/4/19	3,393,415
2,000,000	EUR	6.250% due 1/4/30	3,508,602
100,000	EUR	5.500% due 1/4/31	162,528
3,100,000	EUR	4.750% due 7/4/34	4,702,535
100,000	EUR	4.000% due 1/4/37	137,025
3,200,000	EUR	4.250% due 7/4/39	4,588,395

		Total Germany	24,494,998

Italy - 9.4%
16,000,000	EUR	Italy Buoni Poliennali Del Tesoro, 3.000% due 4/15/15	20,013,294

Japan - 5.9%
		Japan Government:
520,000,000	JPY	1.500% due 12/20/17	6,009,051
547,000,000	JPY	2.500% due 9/20/35 - 6/20/36	6,520,437

		Total Japan	12,529,488

Netherlands - 2.2%
		Netherlands Government:
100,000	EUR	3.750% due 7/15/14	135,012
200,000	EUR	3.250% due 7/15/15	264,223
2,300,000	EUR	4.000% due 7/15/19	3,137,426
900,000	EUR	3.500% due 7/15/20	1,171,232

		Total Netherlands	4,707,893

Norway - 1.0%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,145,135

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

Qatar - 1.0%
		Qatar Government International Bond:
$1,300,000		5.250% due 1/20/20 (a)(b)	$1,342,250
800,000		6.400% due 1/20/40 (a)(b)	832,000

		Total Qatar	2,174,250

Russia - 0.2%
460,000		Russian Foreign Bond, 7.500% due 3/31/30	515,200

South Africa - 0.5%
900,000		South Africa Government International Bond, 6.875% due 5/27/19(a)	1,009,125

South Korea - 0.3%
400,000	EUR	The Export — Import Bank of Korea, 5.750% due 5/22/13	523,884

United Kingdom - 0.5%
		United Kingdom Treasury Gilt:
100,000	GBP	4.750% due 3/7/20	158,793
100,000	GBP	8.000% due 6/7/21	202,179
500,000	GBP	4.250% due 3/7/36	720,932

		Total United Kingdom	1,081,904

		TOTAL SOVEREIGN BONDS
		(Cost — $112,138,708)	111,803,688

ASSET-BACKED SECURITIES - 1.5%
Credit Card - 0.9%
600,000		Arran Master Trust, Series 2005-B, Class A1, 0.307% due 12/15/12(c)	596,142
1,300,000		Turquoise Card Backed Securities PLC, Series 2007-1, Class A, 0.377% due 6/15/12(c)	1,299,234

		Total Credit Card	1,895,376

Student Loan - 0.6%
575,931		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.266% due 4/25/38(a)(c)	583,175
		South Carolina Student Loan Corp.:
157,842		Series 2008-1, Class A1, 1.038% due 9/02/14(a)(c)	157,933
500,000		Series 2008-1, Class A2, 1.088% due 3/01/18(a)(c)	501,584

		Total Student Loan	1,242,692

		TOTAL ASSET-BACKED SECURITIES
		(Cost — $3,105,697)	3,138,068

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8%
		Bear Stearns Adjustable Rate Mortgage Trust:
36,642		Series 2003-5, Class 1A2, 3.256% due 8/25/33(a)(c)	35,461
43,067		Series 2003-7, Class 6A, 4.526% due 10/25/33(a)(c)	43,209
156,763		Series 2004-2, Class 22A, 3.073% due 5/25/34(a)(c)	143,831
41,278		Series 2004-2, Class 23A, 4.631% due 5/25/34(a)(c)	38,762
99,779		Series 2005-2, Class A2, 2.934% due 3/25/35(a)(c)	92,125
271,762		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 5.547% due 1/26/36(a)(c)	178,116
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.500% due 2/05/19(a)(b)(c)	842,446
		Countrywide Alternative Loan Trust:
36,072		Series 2005-21CB, Class A3, 5.250% due 6/25/35(a)	27,923
176,703		Series 2007-11T1, Class A12, 0.693% due 5/25/37(a)(c)	87,567
79,015		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	48,452
127,149		Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	81,887
		Countrywide Asset-Backed Certificates:
49,033		Series 2006-15, Class A1, 0.453% due 10/25/46(a)(c)	48,013
199,860		Series 2007-2, Class 2A1, 0.393% due 8/25/37(a)(c)	191,340
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8% — (continued)
	Countrywide Home Loan Mortgage Pass Through Trust:
$15,506	Series 2004-12, Class 11A1, 3.941% due 8/25/34(a)(c)	$11,034
69,567	Series 2005-11, Class 3A1, 3.539% due 4/25/35(a)(c)	42,246
308,876	Series 2005-2, Class 1A1, 0.663% due 3/25/35(a)(c)	169,045
39,413	Series 2005-3, Class 2A1, 0.633% due 4/25/35(a)(c)	21,996
267,364	Series 2005-9, Class 1A3, 0.573% due 5/25/35(a)(c)	154,126
160,403	Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36(a)(c)	117,388
85,972	Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	47,000
199,293	Crusade Global Trust, Series 2004-2, Class A2, 0.825% due 11/19/37(c)	236,487
68,590	CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.340% due 8/25/33(a)(c)	66,324
387,623	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36(a)	225,872
	Federal Home Loan Mortgage Corp. (FHLMC):
217,263	Series 2391, Class FJ, 0.837% due 4/15/28(a)(c)	217,651
348,571	Series 3037, Class BC, 4.500% due 2/15/20(a)	366,587
477,705	Series 3174, Class FM, 0.577% due 5/15/36(a)(c)	474,182
96,699	Structured Pass Through Securities, Series T-35, Class A, 0.623% due 9/25/31(a)(c)	91,554
142,845	Structured Pass Through Securities, Series T-62, Class 1A1, 1.641% due 10/25/44(a)(c)	142,423
27,726	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44(a)	30,298
	Federal National Mortgage Association (FNMA), REMICS:
18,636	Series 2003-34, Class A1, 6.000% due 4/25/43(a)	20,071
61,020	Series 2005-120, Class NF, 0.443% due 1/25/21(a)(c)	60,414
202,197	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44(a)	221,085
	First Horizon Asset Securities Inc.:
9,376	Series 2003-AR2, Class 2A1, 2.999% due 7/25/33(a)(c)	9,120
27,701	Series 2003-AR4, Class 2A1, 2.916% due 12/25/33(a)(c)	26,818
57,768	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34(a)	57,463
	Government National Mortgage Association:
705,388	Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	785,526
2,222,632	Series 2007-2, Class PA, 5.500% due 6/20/35(a)	2,324,634
20,570	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.140% due 3/25/33(a)(c)	20,075
	Harborview Mortgage Loan Trust:
56,543	Series 2003-1, Class A, 3.014% due 5/19/33(a)(c)	56,421
67,494	Series 2005-2, Class 2A1A, 0.559% due 5/19/35(a)(c)	40,135
222,494	Series 2006-SB1, Class A1A, 1.271% due 12/19/36(a)(c)	108,766
30,565,000	JLOC Ltd., Series 36A, Class A1, 0.505% due 2/16/16(a)(b)(c)	258,102
127,890	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(c)	119,816
	JP Morgan Mortgage Trust:
38,218	Series 2003-A2, Class 3A1, 4.289% due 11/25/33(a)(c)	37,880
37,825	Series 2005-A1, Class 6T1, 5.015% due 2/25/35(a)(c)	37,726
	Merrill Lynch Mortgage Investors Inc.:
23,755	Series 2003-A2, Class 1A1, 3.145% due 2/25/33(a)(c)	22,665
178,485	Series 2005-2, Class 1A, 4.250% due 10/25/35(a)(c)	158,891
699,856	Series 2008-LAQA, Class A1, 0.836% due 7/09/21(a)(b)(c)	644,114
320,367	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.603% due 7/25/35(a)(c)	277,166
	Puma Finance Ltd.:
346,653	Series G5, Class A1, 0.548% due 2/21/38(a)(b)(c)	330,594
118,536	Series P10, Class BA, 4.973% due 7/12/36(c)(d)	97,617
415,156	Series P11, Class BA, 4.780% due 8/22/37(c)	343,019
147,919	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.493% due 2/25/47(a)(c)	65,609
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.8% — (continued)
		Residential Asset Securitization Trust:
$59,092		Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	$42,843
125,753		Series 2006-R1, Class A2, 0.743% due 1/25/46(a)(c)	57,187
		Structured Adjustable Rate Mortgage Loan Trust:
31,259		Series 2004-1, Class 4A1, 2.750% due 2/25/34(a)(c)	28,517
116,341		Series 2004-19, Class 2A1, 1.813% due 1/25/35(a)(c)	58,592
146,059		Series 2004-4, Class 3A2, 2.572% due 4/25/34(a)(c)	134,208
		Structured Asset Mortgage Investments Inc.:
164,038		Series 2005-AR2, Class 2A1, 0.573% due 5/25/45(a)(c)	93,819
173,438		Series 2005-AR8, Class A1A, 0.623% due 2/25/36(a)(c)	96,160
107,488		Series 2006-AR5, Class 1A1, 0.553% due 5/25/46(a)(c)	56,449
200,000		Series 2007-AR4, Class A3, 0.563% due 9/25/47(a)(c)	50,682
253,552		Series 2007-AR6, Class A1, 1.941% due 8/25/47(a)(c)	140,718
		Swan Trust:
391,014		Series 2006-1E, Class A1, 0.501% due 5/12/37(c)	384,367
502,732		Series 2006-1E, Class A2, 5.023% due 5/12/37(c)	415,572
599,484		Torrens Trust, Series 2007-1, Class A, 5.042% due 10/19/38(c)	500,470
		Wachovia Bank Commercial Mortgage Trust:
900,000		Series 2006-C23, Class A5, 5.416% due 1/15/45(a)(c)	907,357
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	496,919
485,346		Series 2006-WL7A, Class A1, 0.427% due 9/15/21(a)(b)(c)	437,888
69,130		WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.381% due 7/25/46(a)(c)	31,761
		WaMu Mortgage Pass Through Certificates:
19,356		Series 2003-AR5, Class A7, 2.706% due 6/25/33(a)(c)	18,957
146,107		Series 2005-AR13, Class A1A1, 0.633% due 10/25/45(a)(c)	112,073
257,266		Series 2006-AR13, Class 2A, 3.114% due 10/25/46(a)(c)	182,543
		Washington Mutual Inc.:
6,374		Series 2001-7, Class A, 1.724% due 5/25/41(a)(c)	5,968
43,696		Series 2002-AR9, Class 1A, 1.841% due 8/25/42(a)(c)	38,408
1,806,747		Series 2003-AR9, Class 1A6, 2.833% due 9/25/33(a)(c)	1,774,848
152,568		Series 2006-AR4, Class 2A1A, 3.359% due 5/25/46(a)(c)	98,029

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost — $17,353,151)	16,561,407

CORPORATE BONDS & NOTES - 28.1%
Australia - 2.7%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	1,738,759
500,000		National Australia Bank, Subordinated Notes, 0.456% due 6/19/17(c)	483,827
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,144,466
1,600,000	AUD	Westpac Banking Corp., Government Liquid Guaranteed Notes, 4.000% due 3/19/12	1,333,774

		Total Australia	5,700,826

Canada - 1.4%
1,400,000	CAD	Broadway Credit Card Trust, Asset Backed, 5.234% due 6/17/11(a)	1,376,034
1,500,000	CAD	Golden Credit Card Trust, Asset Backed, 5.106% due 4/15/11(a)	1,475,265
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 0.913% due 5/03/12(a)(c)	182,466

		Total Canada	3,033,765

Cayman Islands - 0.1%
200,000		CSN Islands XI Corp., Company Guaranteed Notes, 6.875% due 9/21/19(d)	204,250

France - 4.0%
300,000	EUR	BNP Paribas Home Loan Covered Bonds SA, Covered Notes, 4.500% due 5/30/14	403,756
300,000	EUR	Caisse Nationale des Caisses d’Epargne et de Prevoyance, Junior Subordinated Notes, 6.117% due 10/29/49(c)	283,895
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

France - 4.0% — (continued)
		CM-CIC Covered Bonds, Covered Notes:
$500,000	EUR	5.250% due 6/09/10	$618,500
700,000	EUR	4.750% due 7/17/12	923,394
300,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	419,887
2,100,000	EUR	Groupe Caisse d’Epargne, Covered Bonds, 5.250% due 9/17/10	2,629,727
900,000	EUR	Societe Generale, Junior Subordinated Notes, 7.756% due 5/29/49(c)	1,052,068
1,600,000	EUR	Societe Generale Societe de Credit Fonciere, Covered Notes, 5.000% due 3/27/19	2,246,026

		Total France	8,577,253

Germany - 0.4%
700,000	EUR	Kreditanstalt fuer Wiederaufbau, Foreign Government Guaranteed Notes, 3.875% due 1/21/19	935,336

Ireland - 0.3%
		TransCapitalInvest Ltd. for OJSC AK Transneft, Secured Notes:
200,000		5.670% due 3/05/14(a)(b)	200,668
400,000		8.700% due 8/07/18(a)(b)	446,663

		Total Ireland	647,331

Japan - 0.2%
400,000		Resona Bank Ltd., Notes, 5.850% due 9/29/49(a)(b)(c)	353,053

Netherlands - 1.8%
		ING Bank NV:
800,000	EUR	Covered Notes, 5.250% due 6/05/18	1,125,314
700,000		Senior Notes, 0.928% due 1/13/12(a)(b)(c)	698,760
1,900,000		SovRisc BV, Notes, 5.250% due 4/30/11(b)(d)	1,977,903

		Total Netherlands	3,801,977

New Zealand - 0.7%
		ANZ National International Ltd.:
200,000		Bank Guaranteed Notes, 6.200% due 7/19/13(a)(b)	220,745
1,200,000		Government Liquid Guaranteed Notes, 3.250% due 4/02/12(a)(b)	1,251,359

		Total New Zealand	1,472,104

Norway - 0.8%
1,200,000	EUR	DnB NOR Boligkreditt, Covered Notes, 4.125% due 2/01/13	1,575,876

Sweden - 0.6%
200,000	EUR	Nordea Bank AB, Subordinated Notes, 0.854% due 3/08/16(c)	243,791
800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	1,047,302

		Total Sweden	1,291,093

Switzerland - 0.6%
1,300,000		UBS AG Stamford Branch, Senior Unsecured Notes, 1.186% due 6/19/10(a)(c)	1,300,000

United Kingdom - 3.1%
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49	246,355
		HBOS PLC:
800,000	EUR	Bank Guaranteed Notes, 5.625% due 5/23/13	1,062,241
600,000		Senior Subordinated Notes, 6.750% due 5/21/18(a)(b)	567,248
200,000		LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.500% due 12/29/49(b)(c)	162,000
2,300,000		Lloyds TSB Bank PLC, Government Liquid Guaranteed Notes, 2.800% due 4/02/12(a)(b)	2,373,319
300,000 CAD		National Grid PLC (Restricted Shares), Senior Unsecured Notes, 4.980% due 6/22/11(d)	291,627
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/01/14(a)(b)	1,090,419
500,000	EUR	Royal Bank of Scotland PLC (The), Subordinated Notes, 4.625% due 9/22/21(c)	497,828
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(b)	102,842
100,000		XL Capital Finance Europe PLC, Company Guaranteed Notes, 6.500% due 1/15/12(a)	105,575

		Total United Kingdom	6,499,454

United States - 11.4%
1,000,000		Alcoa Inc., Senior Unsecured Notes, 6.000% due 1/15/12(a)	1,042,403
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

United States - 11.4% — (continued)
		American Express Bank FSB, Senior Unsecured Notes:
$ 800,000		0.484% due 5/29/12(a)(c)	$786,798
800,000		0.490% due 6/12/12(a)(c)	786,857
		American General Finance Corp., Senior Unsecured Notes:
600,000		0.716% due 8/17/11(a)(c)	539,069
1,000,000		6.900% due 12/15/17(a)	800,000
		American International Group Inc.:
		Junior Subordinated Notes:
800,000	EUR	8.000% due 5/22/38(c)	722,408
1,000,000	EUR	4.875% due 3/15/67(c)	680,350
600,000	GBP	5.750% due 3/15/67(c)	491,262
100,000,000	JPY	Senior Unsecured Notes, 0.352% due 4/03/12(c)	1,018,638
300,000		Avnet Inc., Senior Unsecured Notes, 6.625% due 9/15/16(a)	328,830
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/05/17	1,024,424
		Bank of America Corp.:
600,000		Senior Unsecured Notes, 0.756% due 9/11/12(a)(c)	582,471
900,000	EUR	Subordinated Notes, 4.750% due 5/23/17(c)	1,038,313
1,100,000		Bank of America NA, Senior Unsecured Notes, 0.828% due 6/23/10(a)(c)	1,100,000
100,000		Capital One Financial Corp., Senior Unsecured Notes, 5.700% due 9/15/11(a)	104,307
200,000		CNA Financial Corp., Senior Unsecured Notes, 6.000% due 8/15/11(a)	205,817
600,000		Dow Chemical Co., Senior Unsecured Notes, 2.624% due 8/08/11(a)(c)	609,977
400,000		El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(a)(b)	415,311
1,000,000		GATX Financial Corp., Senior Unsecured Notes, 5.500% due 2/15/12(a)	1,044,110
		Goldman Sachs Group Inc., Senior Unsecured Notes:
900,000	EUR	5.375% due 2/15/13	1,155,746
200,000		0.721% due 3/22/16(a)(c)	180,383
500,000	AUD	5.080% due 4/12/16(c)	388,389
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/01/12(a)	265,500
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		0.000% due 5/25/10(e)	273,000
600,000		6.875% due 5/02/18(e)	132,000
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	500,000
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
650,000		5.750% due 7/15/14(a)	659,750
1,000,000		5.900% due 12/01/16(a)	1,007,500
1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14(a)	1,049,925
600,000		Merrill Lynch & Co., Inc., Senior Unsecured Notes, 0.482% due 6/05/12(a)(c)	583,409
1,000,000		Prologis, Senior Unsecured Notes, 5.625% due 11/15/15(a)	989,126
100,000		SLM Corp., Senior Unsecured Notes, 5.000% due 10/01/13(a)	94,423
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18(a)	992,500
500,000		UST Inc., Senior Unsecured Notes, 5.750% due 3/01/18(a)	502,749
1,700,000	EUR	WM, Covered Bonds, 3.875% due 9/27/11	2,162,633

		Total United States	24,258,378

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $60,257,633)	59,650,696

MORTGAGE-BACKED SECURITIES - 1.6%
FNMA - 1.4%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18 (a)(c)	778,731
1,000,000		5.700% due 8/1/18 (a)(c)	1,074,782
290,318		2.823% due 11/1/34 (a)(c)	303,049
580,067		6.500% due 8/1/37 (a)	629,439
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

FNMA - 1.4% — (continued)
$198,844	7.000% due 10/1/48 (a)		$215,288

	TOTAL FNMA		3,001,289

GNMA - 0.2%
364,183	Government National Mortgage Association II (GNMA), 6.000% due 9/20/38(a)		390,178

	TOTAL GNMA		390,178

	TOTAL MORTGAGE-BACKED SECURITIES

	(Cost — $3,161,173)		3,391,467

MUNICIPAL BONDS - 1.0%
United States - 1.0%
200,000	Buckeye Ohio Tobacco Settlement, Series A-2, 5.875% due 6/1/47(a)		142,744
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42(a)		1,655,895
300,000	Philadelphia School District, Build America Bonds Project, 6.765% due 6/1/40(a)		320,856
100,000	Puerto Rico Sales Tax Financing Corp., Series A, AMBAC-Insured, 0.255% due 8/1/54(a)		6,325
100,000	Tobacco Settlement Financing Corp., New Jersey, Series 1A, 5.000% due 6/1/41(a)		69,002

	Total United States		2,194,822

	TOTAL MUNICIPAL BONDS
	(Cost — $2,093,037)		2,194,822

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.8%
U.S. GOVERNMENT OBLIGATIONS - 2.5%
	U.S. Treasury Bonds:
1,300,000	4.750% due 2/15/37(a)(f)		1,420,250
700,000	3.500% due 2/15/39(a)(f)		615,891
200,000	4.250% due 5/15/39(a)		200,844
	U.S. Treasury Notes:
269,000	1.000% due 7/31/11(a)		270,587
347,000	1.000% due 9/30/11(a)(f)		349,074
500,000	3.625% due 8/15/19(a)		513,711
	U.S. Treasury Inflation Indexed Bond:
1,812,420	2.125% due 2/15/40(a)(f)		1,942,263

	TOTAL U.S. GOVERNMENT OBLIGATIONS		5,312,620

U.S. GOVERNMENT AGENCIES - 0.3%
600,000	Tennessee Valley Authority, 5.250% due 9/15/39(a)		629,447

	TOTAL U.S. GOVERNMENT AGENCIES		629,447

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $5,671,165)		5,942,067

CERTIFICATE OF DEPOSIT - 1.0%
2,100,000	Barclays Bank PLC, 1.109% due 3/22/11(a)		2,099,038

	TOTAL CERTIFICATE OF DEPOSIT
	(Cost — $2,100,000)		2,099,038

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $205,880,564)		204,781,253

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

SHORT-TERM INVESTMENTS — 3.6%
MUNICIPAL BONDS - 0.8%
$1,600,000		State of Illinois, 1.823% due 1/1/11	$1,600,000

REPURCHASE AGREEMENTS - 1.9%
4,100,000		Deutsche Bank Securities Inc. repurchase agreement dated 05/28/10, 0.210% due 6/1/10, Proceeds at maturity — $4,100,096; (Fully collateralized by U.S. Treasury Note 1.125% due 12/15/12; Market Value — $4,184,787) (Cost - $4,100,000)(g)	4,100,000

TIME DEPOSITS- 0.9%
		Bank of America — Toronto:
121,656		0.030% due 6/1/10	121,656
615,000	NOK	1.000% due 6/1/10	95,526
		BBH — Grand Cayman:
39,140,990	JPY	0.010% due 6/1/10	430,997
185,979	SEK	0.010% due 6/1/10	23,856
94,106	DKK	0.030% due 6/1/10	15,645
123	NZD	1.950% due 6/1/10	84
291,338	AUD	3.753% due 6/1/10	247,375
		JPMorgan Chase & Co. — London:
50,067	EUR	0.042% due 6/1/10	61,933
238,003	GBP	0.082% due 6/1/10	344,903
490,946		Wells Fargo — Grand Cayman, 0.030% due 6/1/10	490,946
		TOTAL TIME DEPOSITS

		(Cost — $1,832,921)	1,832,921

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $7,532,921)	7,532,921

		TOTAL INVESTMENTS - 100.0%
		(Cost — $213,413,485 #)	212,314,174

		Other Assets in Excess of Liabilities - 0.0%	76,617

		TOTAL NET ASSETS - 100.0%	$212,390,791

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

(d)	Illiquid Security.

(e)	Security is currently in default.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

AUD	— Australian Dollar

CAD	— Canadian Dollar

DKK	— Danish Krone

EUR	— Euro Dollar

FHLMC	— Federal Home Loan Mortgage Association

FNMA	— Federal National Mortgage Association
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

GNMA	—	Government National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PA	—	Port Authority

Summary of Investments by Security Type^
Sovereign Bonds	52.7%
Corporate Bonds & Notes	28.1
Collateralized Mortgage Obligations	7.8
U.S. Government & Agency Obligations	2.8
Mortgage-Backed Securities	1.6
Asset-Backed Securities	1.5
Municipal Bonds	1.0
Certificate of Deposit	1.0
Short-Term Investments	3.5

100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value
United States
10,000,000		Swaption, 3-Month USD-LIBOR, Put	6/15/10	$5.00	$1
8,000,000		Swaption, 3-Month USD-LIBOR, Call	8/31/10	3.25	92,751
2,100,000		Swaption, 3-Month USD-LIBOR, Call	8/31/10	3.50	43,905
3,800,000		Swaption, 3-Month USD-LIBOR, Put	8/31/10	4.50	5,051
6,300,000		Swaption, 3-Month USD-LIBOR, Put	8/31/10	4.75	3,666
1,300,000		Swaption, 3-Month USD-LIBOR, Call	10/29/10	3.25	18,934
1,300,000		Swaption, 3-Month USD-LIBOR, Put	10/29/10	5.00	1,683
12,400,000		Swaption, 3-Month USD-LIBOR, Put	12/1/10	4.00	22,282
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	2,993

		Total United States			191,266

		TOTAL OPTIONS WRITTEN
		(Premiums received — $328,213)			$191,266

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
Schedule of Forward Sale Commitments

Face
Amount	Security	Value
$1,000,000	Federal National Mortgage Association (FNMA), 6.000% due 06/01/39 (a)	$1,077,188

	TOTAL FORWARD SALE COMMITMENTS
	(Proceeds — $1,067,070)	$1,077,188

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

MUNICIPAL BONDS - 96.3%
Alaska - 2.3%
$1,750,000	AA-	North Slope Boro Alaska, GO, Series A, NATL-Re-Insured, 5.000% due 6/30/16	$1,983,520

California - 6.3%
1,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,182,590
1,000,000	A-	California State, Refunding, GO, 5.000% due 2/1/33	980,010
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, NATL-Re-Insured, 5.250% due 7/1/19	1,099,850
1,000,000	A3(b)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	979,720
1,230,000	Aa1(b)	Santa Monica-Malibu, California, Unified School District, Election of 2006 Project, Series A, 5.000% due 8/1/26	1,322,521

		Total California	5,564,691

Colorado - 4.3%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,233,730
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,554,743

		Total Colorado	3,788,473

District of Colombia - 1.3%
1,075,000	AAA	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, AGM-Insured, AMT, 5.375% due 10/1/18(c)	1,117,183

Florida - 6.7%
1,000,000	A	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NATL-Re-Insured, 5.375% due 8/1/18	1,033,530
1,000,000	AA-	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Projects, 5.000% due 10/1/21	1,076,050
		Miami-Dade County, FL:
1,315,000	AA	Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,444,001
1,000,000	A+	Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,068,160
1,075,000	A	Port St. Lucie, FL, Florida Stormwater Utility Revenue, NATL-Re-Insured, 5.000% due 5/1/23	1,094,350
195,000	AA-	Tampa, Florida Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/19(a)	217,706

		Total Florida	5,933,797

Georgia - 2.5%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,214,680

Hawaii - 0.6%
535,000	Aa1(b)	Maui County, HI, GO, Series A, 5.500% due 3/1/15	548,750

Illinois - 10.7%
		Chicago, IL:
1,000,000	AA-	Board of Education, GO, School Reform Board, Series A, FGIC & NATL-Re-Insured, 5.250% due 12/1/20	1,136,590
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, AGM-Insured, 5.000% due 7/1/14	1,101,230
		Illinois Finance Authority Revenue:
1,095,000	A3(b)	DePaul University, Series A, 5.375%, due 10/1/19	1,211,190
2,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/01/34	2,027,500
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Illinois - 10.7% — (continued)
$1,025,000	AAA	Illinois State Toll Highway Authority, Series A-1, Prerefunded 7/01/16 @ 100, FSA-Insured, 5.000% due 1/1/25(a)	$1,198,225
1,800,000	A-	Quincy, IL, OBG Blessing Hospital, 5.000% due 11/15/29	1,669,302
1,000,000	AA-	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC & NATL-Re-Insured, 5.500% due 4/1/19	1,145,800

		Total Illinois	9,489,837

Indiana - 1.1%
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(d)	1,003,130

Iowa - 1.1%
1,000,000	A	Des Moines, IA, Public Parking Systems Revenue, Series A, FGIC & NATL-Re-Insured, 5.750% due 6/1/13	1,003,200

Kansas - 1.3%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,166,920

Massachusetts - 4.3%
1,400,000	AA	Commonwealth of Massachusetts, GO, Series A, NATL-Re-Insured, 5.250% due 8/1/16	1,637,692
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,148,130
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,036,460

		Total Massachusetts	3,822,282

Michigan - 2.0%
1,750,000	AAA	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	1,759,065

Minnesota - 0.8%
667,585	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	703,448

Nevada - 1.8%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NATL-Re-Insured, 4.750% due 11/1/24	1,565,880

New Jersey - 10.2%
1,000,000	Aa3(b)	Egg Harbor Township School District, GO, AGM-Insured, 5.500% due 7/15/22	1,211,530
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,542,225
		New Jersey State:
1,340,000	Aa2(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NATL-Re-Insured, 5.750% due 12/1/22	1,666,129
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,139,080
3,000,000	AAA	Turnpike Authority, Refunding, Series A, AGM-Insured, 5.250% due 1/1/27	3,455,130

		Total New Jersey	9,014,094

New Mexico - 1.4%
1,150,000	AA+	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NATL-Re-Insured, 5.000% due 6/1/29	1,221,001

New York - 5.4%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,489,759
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

New York - 5.4% — (continued)
1,000,000	AA	Series D, 5.000% due 11/1/27	$1,052,430
		New York State:
1,000,000	AA-	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23(e)	1,080,240
		Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, AGM-Insured,
1,100,000	AAA	5.250% e 1/01/14	1,168,508

		Total New York	4,790,937

North Carolina - 1.2%
$1,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	1,046,140

Oregon - 2.9%
1,000,000	AAA	Oregon State Department of Administrative Services, COP, Series A, AGM-Insured, 5.000% due 5/1/24	1,059,240
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No 23, GO, NATL-Re-Insured, 5.000% due 6/15/22	1,537,281

		Total Oregon	2,596,521

Pennsylvania - 2.7%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,333,760

Tennessee - 1.1%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	955,050

Texas - 12.3%
2,000,000	AAA	Keller, Texas Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,077,700
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,140,860
		Texas State:
		Department Of Housing & Community Affairs Residential Mortgage Revenue, Series A, GNMA &
345,000	AAA	FNMA-Insured, AMT, 6.200% due 7/01/19(c)	350,385
1,000,000	AAA	Transportation Commission, 5.000%, due 4/1/27	1,080,890
2,575,000	AAA	Transportation Commission, 5.250%, due 4/1/26	3,073,752

1,000,000	A+	University of North Texas, University Revenue, Financing System, FGIC & NATL-Re-Insured, 5.000% due 4/15/18	1,045,850
1,000,000	AAA	Waxahachie, Texas, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,069,390

		Total Texas	10,838,827

Virginia - 2.0%
1,550,000	AA+	Virginia Commonwealth Transportation Board, Transportation District Revenue, Series A, 5.000% due 5/15/13	1,729,785

Washington - 8.6%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,599,270
2,000,000	AA+	King County, Washington School District No 210 Federal Way, FGIC, NATL-Re-Insured & School Bond Guarantee, 5.000% due 12/1/23	2,190,740
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,233,300
1,500,000	AA-	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,609,515

		Total Washington	7,632,825

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Wisconsin - 1.4%
$1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	$1,269,221

		TOTAL MUNICIPAL BONDS
		(Cost — $82,271,779)	85,093,017

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $82,271,779)	85,093,017

SHORT-TERM INVESTMENTS — 2.4%
TIME DEPOSITS- 2.4%
		Bank of America — Toronto, 0.030% due 6/1/10
2,157,595		(Cost — $2,157,595)	2,157,595

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $2,157,595)	2,157,595

		TOTAL INVESTMENTS - 98.7%
		(Cost — $84,429,374 #)	87,250,612

		Other Assets in Excess of Liabilities - 1.3%	1,156,284

		TOTAL NET ASSETS - 100.0%	$88,406,896

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(b)	Rating by Moody’s Investors Service. All ratings are unaudited.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
XLCA	—	XL Capital Assurance Inc.
See pages 121 to 123 for definition of ratings.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Summary of Investments by Industry^

Education	22.6%
General Obligation	22.1
Transportation	18.3
Health Care Providers & Services	12.3
Utilities	8.2
Public Facilities	3.8
Development	3.8
Housing	2.5
Water and Sewer	1.4
Airport	1.3
Power	1.2
Short-Term Investments	2.5

	100.	%

^	As a percentage of total investments.
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)
Money Market Investments

Face
Amount	Security	Value
| |
SHORT-TERM INVESTMENTS — 98.9%
CERTIFICATES OF DEPOSIT — 5.2%
$1,000,000	Banco Bilbao Vizcaya Argentaria, 0.394% due 1/28/11	$1,000,000
4,000,000	UBS AG, 0.355% due 7/8/10	4,000,000

	TOTAL CERTIFICATES OF DEPOSIT
	(Cost — $5,000,000)	5,000,000

COMMERCIAL PAPER — 46.5%
2,500,000	American Honda Finance, 0.260% due 7/19/10 (a)	2,499,133
2,000,000	Atlantis One Funding, 0.330% due 7/7/10 (a)(b)	1,999,340
2,000,000	BP Capital Markets LLC, 0.531% due 8/24/10 (a)(b)	1,997,527
3,000,000	Bryant Park Funding LLC, 0.330% due 6/11/10 (a)(b)	2,999,725
2,000,000	Clipper Receivables Co. LLC, 0.330% due 8/2/10 (a)(b)	1,998,863
2,500,000	Crown Point Capital Co. LLC, 0.400% due 7/19/10 (a)(b)	2,498,667
3,000,000	General Electric Capital Corp., 0.260% due 7/6/10 (a)	2,999,242
4,000,000	General Electric Co., 0.210% due 6/10/10 (a)	3,999,791
3,000,000	Jupiter Securitization Co. LLC, 0.250% due 7/6/10 (a)(b)	2,999,271
2,000,000	National Australia Funding Delaware Inc., 0.280% due 7/12/10 (a)(b)	1,999,362
3,000,000	RBS Holding USA Inc., 0.451% due 8/12/10 (a)(b)	2,997,300
4,000,000	Sheffield Receivables Co., 0.320% due 8/2/10 (a)(b)	3,997,796
3,000,000	Solitaire Funding LLC, 0.310% due 7/20/10 (a)(b)	2,998,734
3,000,000	Swedbank AB, 1.102% due 6/11/10 (a)(b)	2,999,092
2,000,000	Thames Asset Global Securitization No. 1 Inc., 0.350% due 7/6/10 (a)(b)	1,999,319
2,000,000	The International Bank for Reconstruction and Development, 0.320% due 9/1/10 (a)	1,998,364
2,000,000	Toyota Motor Credit Corp., 0.571% due 9/2/10 (a)	1,997,055

	TOTAL COMMERCIAL PAPER
	(Cost — $44,978,581)	44,978,581

U.S. GOVERNMENT AGENCIES — 36.5%
4,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 0.311% due 8/26/10 (a)	3,997,038
	Federal Home Loan Bank (FHLB), Discount Notes:
6,000,000	0.197% due 7/7/10 (a)	5,998,819
1,500,000	0.180% due 7/16/10 (a)	1,499,663
1,000,000	0.180% due 7/21/10 (a)	999,750
859,000	0.170% due 7/27/10 (a)	858,773
3,000,000	0.180% due 7/28/10 (a)	2,999,145
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
6,000,000	0.301% due 9/14/10 (a)	5,994,750
2,000,000	0.230% due 9/30/10 (a)	1,998,454
	Federal National Mortgage Association (FNMA), Discount Notes:
5,000,000	0.175% due 7/7/10 (a)	4,999,125
3,000,000	0.210% due 8/9/10 (a)	2,998,792
3,000,000	0.210% due 9/13/10 (a)	2,998,180

	TOTAL U.S. GOVERNMENT AGENCIES
	(Cost — $35,342,489)	35,342,489

TIME DEPOSITS — 10.7%
10,352,181	BBH — Grand Cayman, 0.030% due 6/1/10
	(Cost — $10,352,181)	10,352,181

	TOTAL SHORT-TERM INVESTMENTS
See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Face
Amount	Security	Value

	(Cost — $95,673,251)	$95,673,251

	TOTAL INVESTMENTS — 98.9%
	(Cost — $95,673,251 #)	95,673,251

	Cash and Other Assets in Excess of Liabilities — 1.1%	1,089,067

	TOTAL NET ASSETS — 100.0%	$96,762,318

(a)	Rate shown represents yield-to-maturity.

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
Short-Term Security Ratings (unaudited)
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 PM Eastern time) on each day the NYSE is open. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Debt securities that will mature in more than 60 days are valued using prices provided by approved independent pricing services, which are determined by such services’ analyses of a variety of factors, including, transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.
Debt securities that will mature in 60 days or less and securities held by Money Market Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization of any premium and accretion of any discount to maturity. Money Market Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
An option written or purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined in good faith pursuant to procedures adopted by the Board. Swaptions are marked-to-market daily based upon quotations from market makers.

Other securities, options and other assets (including swaps and structured notes agreements) for which market quotations are not readily available or are determined to be unreliable by the Trust’s Valuation Committee are valued at fair value as determined pursuant to procedures adopted by the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV. The Board has authorized the use of an independent pricing service to fair value foreign securities in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Trust’s Valuation Committee.
The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”), effective September 1, 2008. ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. ASC 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds (observable inputs) and (2) the funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:
Level 1– Unadjusted quoted prices in active markets for identical securities.
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

		Unadjusted Quoted
		Prices in
	Total Fair Value	Active Markets for	Significant	Significant
	at	Identical Investments	Observable	Unobservable
	May 31, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$196,328,502	$196,328,502	$—	$—
Consumer Staples	65,251,151	65,251,151	—	—
Energy	101,708,316	101,708,316	—	—
Financials	96,310,408	96,310,408	—	—
Health Care	228,510,001	228,510,001	—	—
Industrials	122,596,926	122,596,926	—	—
Information Technology	442,533,957	442,533,957	—	—
Materials	33,790,699	33,790,699	—	—
Telecommunication Services	28,661,084	28,661,084	—	—
Short-term:
Money Market Fund	10,757,315	10,757,315	—	—
Time Deposits	16,813,310	—	16,813,310	—
U.S. Government Agency	4,514,970	—	4,514,970	—
Total — Investments, at value	$1,347,776,639	$1,326,448,359	$21,328,280	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$93,895,520	$93,895,520	$—	$—
Consumer Staples	181,736,086	181,736,086	—	—
Energy	181,832,741	181,832,741	—	—
Financials	180,124,692	180,124,692	—	—
Health Care	163,669,501	163,669,501	—	—
Industrials	162,513,238	162,513,238	—	—
Information Technology	168,632,642	168,632,642	—	—
Materials	25,276,738	25,276,738	—	—
Telecommunication Services	55,767,752	55,767,752	—	—
Utilities	54,673,121	54,673,121	—	—
Warrants:
Financials	6,160,000	6,160,000	—	—
Short-term:
Money Market Fund	18,214,241	18,214,241	—	—
Time Deposits	29,352,366	—	29,352,366	—
Total — Investments, at value	$1,321,848,638	$1,292,496,272	$29,352,366	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$89,969,704	$89,969,704	$—	$—
Consumer Staples	3,720,567	3,720,567	—	—
Energy	39,463,457	39,463,457	—	—
Financials	11,092,478	11,092,478	—	—
Health Care	99,894,502	99,894,502	—	—
Industrials	55,536,884	55,536,884	—	—
Information Technology	122,283,765	122,283,765	—	—
Materials	9,319,704	9,319,704	—	—
Short-term:
Money Market Fund	67,137,194	67,137,194	—	—
Time Deposits	13,759,438	—	13,759,438	—
Total — Investments, at value	$512,177,693	$498,418,255	$13,759,438	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$65,957,954	$65,957,954	$—	$—
Consumer Staples	30,814,015	30,814,015	—	—
Energy	26,105,680	26,105,680	—	—
Financials	62,963,395	62,963,395	—	—
Health Care	27,152,509	27,152,509	—	—
Industrials	80,414,018	80,414,018	—	—
Information Technology	43,767,318	43,767,318	—	—
Materials	57,134,503	57,134,503	—	—
Telecommunication Services	813,960	813,960	—	—
Utilities	24,119,010	24,119,010	—	—
Short-term:
Commercial Paper	6,349,834	—	6,349,834	—
Money Market Fund	25,689,487	25,689,487	—	—
Time Deposits	6,394,306	—	6,394,306	—
Total — Investments, at value	$457,675,989	$444,931,849	$12,744,140	$—

		Unadjusted Quoted
		Prices in
	Total Fair Value	Active Markets for	Significant	Significant
	at	Identical Investments	Observable	Unobservable
	May 31, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$115,733,745	$—	$115,733,664	$81
Japan	84,918,556	—	84,918,556	—
Germany	58,829,764	—	58,829,764	—
Switzerland	56,831,536	—	56,831,536	—
France	54,860,101	—	54,860,101	—
Brazil	31,987,319	31,987,319	—	—
China	27,300,547	7,548,754	19,751,793	—
Canada	25,059,771	25,059,771	—	—
Hong Kong	24,449,235	2,232,120	22,217,115	—
Other Countries	153,646,421	41,060,673	112,585,748	—
Warrants:
Luxembourg	2,893,580	—	2,893,580	—
Units:
Brazil	1,118,790	1,118,790	—	—
Short-term:				—
Money Market Fund	48,768,902	48,768,902	—	—
Time Deposits	14,950,404	—	14,950,404	—
Total — Investments, at value	$701,348,671	$157,776,329	$543,572,261	$81
Other Financial Instruments
Forward Currency Contracts	1,094,687	—	1,094,687	—
Total — Other Financial Instruments	$1,094,687	$—	$1,094,687	$—

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$117,634,586	$117,634,586	$—	$—
South Korea	87,796,878	3,609,622	84,187,256	—
China	63,694,737	3,713,296	59,981,441	—
South Africa	62,081,408	5,856,805	56,224,603	—
Taiwan	57,165,424	15,467,376	41,698,048	—
Russia	56,793,379	56,793,379	—	—
Mexico	39,679,437	39,679,437	—	—
Hong Kong	37,170,054	5,504,700	31,665,354	—
Turkey	35,253,903	—	35,253,903	—
Other Countries	137,047,676	72,624,893	64,422,783	—
Preferred Stocks:
Brazil	12,526,455	12,526,455	—	—
South Korea	1,085,522	—	1,085,522	—
Exchange-Traded Funds (ETFs):
United States	3,677,603	3,677,603	—	—
Hong Kong	2,587,070	—	2,587,070	—
Warrants:
Malaysia	1,982	1,982	—	—
Hong Kong	1,245	1,245	—	—
Short-term:				—
Money Market Fund	47,946,340	47,946,340	—	—
Time Deposits	10,170,811	—	10,170,811	—
Total — Investments, at value	$772,314,510	$385,037,719	$387,276,791	$—
Other Financial Instruments
Forward Currency Contracts	(313)	—	(313)	—
Futures Contracts	37,894	37,894	—	—
Total — Other Financial Instruments	$37,581	$37,894	$(313)	$—

		Unadjusted Quoted
		Prices in
	Total Fair Value	Active Markets for	Significant	Significant
	at	Identical Investments	Observable	Unobservable
	May 31, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$246,355,352	$—	$246,355,352	$—
Asset-Backed Securities	18,131,166	—	18,131,166	—
Collateralized Mortgage Obligations	136,781,292	—	136,781,292	—
Corporate Bonds & Notes	249,304,910	—	249,304,910	—
Municipal Bonds	19,617,700	—	19,617,700	—
Sovereign Bonds	15,131,390	—	15,131,390	—
U.S. Government & Agency Obligations	218,719,952	—	218,719,952	—
Common Stocks:
Energy	4,662	—	4,662	—
Preferred Stocks:
Financials
Diversified Financial Services	9,613	—	—	9,613
Convertible Preferred Stocks:
Consumer Discretionary	166,787	—	166,787	—
Warrants:
Energy	1,239	—	1,239	—
Purchased Options	48,719	48,719	—	—
Short-term:
Commercial Paper	4,494,942	—	4,494,942	—
Corporate Note	5,254	—	5,254	—
Money Market Fund	109,585	109,585	—	—
Municipal Bonds	1,200,000	—	1,200,000	—
Repurchase Agreements	51,000,000	—	51,000,000	—
Time Deposits	28,150,901	—	28,150,901	—
U.S. Government Obligations	13,323,822	—	13,323,822	—
Total — Investments, at value	$1,002,557,286	$158,304	$1,002,389,369	$9,613
Other Financial Instruments
Credit Default Swaps	1,065,665	—	1,065,665	—
Forward Currency Contracts	666,919	—	666,919	—
Forward Sale Commitments	(39,539,204)	—	(39,539,204)	—
Futures Contracts	689,794	689,794	—	—
Interest Rate Swaps	47,903	—	47,903	—
Written Options	(579,066)	(32,516)	(546,550)	—
Total — Other Financial Instruments	$(37,647,989)	$657,278	$(38,305,267)	$—

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$171,823,261	$—	$171,823,261	$—
Hotels, Restaurants & Leisure	14	—	—	14
Media	5	—	—	5
Collateralized Mortgage Obligations	12,910	—	12,910	—
Common Stocks:
Consumer Discretionary	613,158	236,742	376,416	—
Energy	33,744	—	33,744	—
Financials	17,585	17,585	—	—
Industrials	48,985	48,985	—	—
Information Technology	158	—	158	—
Materials	170,224	170,224	—	—
Preferred Stocks:
Consumer Discretionary	4	—	4	—
Financials	279,178	279,178	—	—
Information Technology	36	—	36	—
Convertible Preferred Stocks:
Consumer Discretionary	1,122,958	—	1,122,958	—
Energy	208,000	208,000	—	—
Financials	4,070,909	4,070,909	—	—
Warrants:
Consumer Discretionary	2,774	—	2,774	—
Hotels, Restaurants & Leisure	1	—	—	1
Energy	8,960	—	8,960	—
Industrials	2,188	2,188	—	—
Short-term:
Money Market Fund	6,768,544	6,768,544	—	—
Time Deposits	10,292,055	—	10,292,055	—
Total — Investments, at value	$195,475,651	$11,802,355	$183,673,276	$20

		Unadjusted Quoted
		Prices in
	Total Fair Value	Active Markets for	Significant	Significant
	at	Identical Investments	Observable	Unobservable
	May 31, 2010	(Level 1)	Inputs (Level 2)	Inputs (Level 3)
International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$24,494,998	$—	$24,494,998	$—
Canada	21,276,228	—	21,276,228	—
Italy	20,013,294	—	20,013,294	—
Japan	12,529,488	—	12,529,488	—
France	9,891,721	—	9,891,721	—
Belgium	5,983,975	—	5,983,975	—
Netherlands	4,707,893	—	4,707,893	—
Austria	4,601,893	—	4,601,893	—
Qatar	2,174,250	—	2,174,250	—
Other Countries	6,129,948	—	6,129,948	—
Asset-Backed Securities	3,138,068	—	3,138,068	—
Collateralized Mortgage Obligations	16,561,407	—	16,561,407	—
Corporate Bonds & Notes:
Unites States	24,258,378	—	24,258,378	—
France	8,577,253	—	8,577,253	—
United Kingdom	6,499,454	—	6,499,454	—
Australia	5,700,826	—	5,700,826	—
Netherlands	3,801,977	—	3,801,977	—
Canada	3,033,765	—	3,033,765	—
Norway	1,575,876	—	1,575,876	—
New Zealand	1,472,104	—	1,472,104	—
Switzerland	1,300,000	—	1,300,000	—
Other Countries	3,431,063	—	3,431,063	—
Mortgage-Backed Securities	3,391,467	—	3,391,467	—
Municipal Bonds	2,194,822	—	2,194,822	—
U.S. Government & Agency Obligations	5,942,067	—	5,942,067	—
Certificate of Deposit	2,099,038	—	2,099,038	—
Short-term:
Municipal Bonds	1,600,000	—	1,600,000	—
Repurchase Agreements	4,100,000	—	4,100,000	—
Time Deposits	1,832,921	—	1,832,921	—
Total — Investments, at value	$212,314,174	$—	$212,314,174	$—
Other Financial Instruments
Credit Default Swaps	742,249	—	742,249	—
Forward Currency Contracts	(215,977)	—	(215,977)	—
Forward Sale Commitments	(1,077,188)	—	(1,077,188)	—
Futures Contracts	278,458	278,458	—	—
Interest Rate Swaps	564,724	—	564,724	—
Written Options	(191,266)	—	(191,266)	—
Total — Other Financial Instruments	$101,000	$278,458	$(177,458)	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds	$85,093,017	$—	$85,093,017	$—
Short-term:				—
Time Deposits	2,157,595	—	2,157,595	—
Total — Investments, at value	$87,250,612	$—	$87,250,612	$—

Money Market Investments
Investments, at value
Short-term:
Certificates of Deposit	$5,000,000	$—	$5,000,000	$—
Commercial Paper	44,978,581	—	44,978,581	—
U.S. Government Agencies	35,342,489	—	35,342,489	—
Time Deposits	10,352,181	—	10,352,181	—
Total — Investments, at value	$95,673,251	$—	$95,673,251	$—

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2009, through May 31, 2010:

								Change in
								unrealized
								appreciation
								(depreciation)
				Change in				from
				unrealized		Transfers in		Investments
	Balance as of August	Total realized	Accrued	appreciation	Net purchases	and/or out of	Balance as of	held as of May
	31, 2009	gain (loss)	discounts/premiums	(depreciation)	(sales)	Level 3	May 31, 2010	31, 2010

International Equity Investments
Common Stock:
United Kingdom	$91	$—	$—	$(10)	$—	$—	$81	$(10)

Total Investments in Securities	$91	$—	$—	$(10)	$—	$—	$81	$(10)

Core Fixed Income Investments
Preferred Stock:
Financials
Diversified Financial Services	$9,602	$—	$—	$11	$—	$—	$9,613	$11

Total Investments in Securities	$9,602	$—	$—	$11	$—	$—	$9,613	$11

High Yield Investments
Corporate Bonds & Notes:
Hotels, Restaurants & Leisure	$26,325	$—	$—	$11,948	$—	$(38,259)	$14	$14
Media	—	—	—	5	—	—	5	5
Warrants:
Consumer Discretionary
Hotels, Restaurants & Leisure	—	—	—	1	—	—	1	1

Total Investments in Securities	$26,325	$—	$—	$11,954	$—	$(38,259)	20	$20

(b) Accounting for Derivative Instruments. The Funds adopted the FASB ASC 815-10-15-2 and ASC 815-10-65-1, Disclosure about Derivative Instruments and Hedging Activities, an amendment of FASB ASC 815 (“ASC 815-10-15-2 and ASC 815-10-65-1”). ASC 815-10-15-2 and ASC 815-10-65-1 establishes disclosure requirements for derivative instruments and hedging activities. ASC 815-10-15-2 and ASC 815-10-65-1 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

In September 2008, FASB Staff Position ASC 815-10, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB ASC 815 and FASB ASC 460-10; and Clarification of the Effective Date of FASB ASC 815-10-15-2 and ASC 815-10-65-1” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.
All open derivative positions at period-end for each Fund are disclosed in Note 3 to these Financial Statements.
Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:
(i) Financial Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(ii) Written Options. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.
A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.
Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.
Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.
(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.
(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(e) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.
(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in either an unaffiliated registered money market fund or CGCM Money Market Investments. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. At May 31, 2010, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Loan Securities
	Market Value of	Value of
	Securities on Loan	Collateral Held
Large Capitalization Growth Investments	$10,405,710	$10,757,315
Large Capitalization Value Equity Investments	17,617,426	18,214,241
Small Capitalization Growth Investments	64,931,532	67,137,194
Small Capitalization Value Equity Investments	24,627,828	25,689,487
International Equity Investments	44,295,255	48,768,902
Emerging Markets Equity Investments	46,269,922	47,946,340
Core Fixed Income Investments	107,262	109,585
High Yield Investments	6,634,096	6,768,544
(g) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.
The risk of engaging in short sale transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of a sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.
Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.
(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.
Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.
The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

In June 2006, FASB issued Interpretation ASC 740-10 (“ASC 740-10”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement ASC 740. ASC 740-10 supplements FASB Statement ASC 740, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. ASC 740-10 prescribes a comprehensive model for how a fund should recognize, measure, present and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. ASC 740-10 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. ASC 740-10 is effective for fiscal periods beginning after December 15, 2006, and was applied to all open tax years as of the effective date. Management has reviewed the tax positions for each of the four open tax years as of August 31, 2009 and has determined that the implementation of ASC 740-10 did not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).
(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.
2. Investments
At May 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Fund	Appreciation	Depreciation	Depreciation

Large Capitalization Growth Investments	$211,682,569	$(34,034,696)	$177,647,873
Large Capitalization Value Equity Investments	136,841,821	(71,856,078)	64,985,743
Small Capitalization Growth Investments	99,194,496	(29,573,473)	69,621,023
Small Capitalization Value Equity Investments	95,467,947	(13,824,278)	81,643,669
International Equity Investments	68,906,538	(50,764,178)	18,142,360
Emerging Markets Equity Investments	172,632,947	(18,814,084)	153,818,863
Core Fixed Income Investments	37,823,089	(27,715,691)	10,107,398
High Yield Investments	12,206,132	(7,250,341)	4,955,791
International Fixed Income Investments	7,387,227	(8,486,538)	(1,099,311)
Municipal Bond Investments	3,272,716	(451,478)	2,821,238
At May 31, 2010, Emerging Markets Equity Investment, Core Fixed Income Investments and International Fixed Income Investments had open future contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

	Number of	Expiration	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
FTSE/JSE Top 40 Index	25	6/10	$801,817	$(38,956)
MSCI Taiwan Stock Index	45	6/10	1,172,250	28,144
The Hang Seng China Enterprises Index	11	6/10	813,648	48,706

Net Unrealized Gain on Open Futures Contracts				$37,894

At May 31, 2010, Emerging Markets Equity Investments had deposited $1,218,690 with a broker or brokers as margin collateral.

	Number of	Expiration	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate December Futures	79	12/10	$24,182,778	$59,855
3-Month Euribor Interest Rate June Futures	4	6/11	1,222,589	6,865
3-Month Euribor Interest Rate September Futures	78	9/10	23,903,200	15,555
90-Day Eurodollar June Futures	103	6/10	25,595,500	103,688
90-Day Eurodollar September Futures	245	9/10	60,732,438	583,938
Euro-Bund June Futures	11	6/10	1,748,499	76,402
U.S. Treasury 2-Year Note September Futures	6	9/10	1,308,844	1,750
U.S. Treasury 5-Year Note September Futures	192	9/10	22,401,001	(48,375)
U.S. Treasury 10-Year Note September Futures	7	9/10	839,125	(7,500)
U.S. Treasury Long Bond June Futures	20	6/10	2,464,375	(47,094)
U.S. Treasury Long Bond September Futures	23	9/10	2,821,094	1,063
U.S. Ultra Bond June Futures	17	6/10	2,214,250	166,859
U.S. Ultra Bond September Futures	17	9/10	2,189,812	(46,828)

				866,178

Contracts to Sell:
U.S. Treasury 5-Year Note September Futures	28	9/10	3,266,813	8,468
U.S. Treasury 10-Year Note June Futures	123	6/10	14,842,641	(205,641)
U.S. Treasury 10-Year Note September Futures	40	9/10	4,795,000	20,789

				(176,384)

Net Unrealized Gain on Open Futures Contracts				$689,794

	Number of	Expiration	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
Euro-Bund June Futures	29	6/10	$4,609,680	$153,499
Japan Government 10-Year Bond June Futures	7	6/10	10,825,855	112,757
Japan Government 10-Year Bond September Futures	6	9/10	9,252,216	(8,589)
U.S. Treasury 2-Year Note June Futures	10	6/10	2,187,031	14,375
U.S. Treasury 2-Year Note September Futures	40	9/10	8,725,625	8,281
U.S. Treasury 5-Year Note June Futures	10	6/10	1,174,375	27,031
United Kingdom Long Gilt September Futures	35	9/10	6,005,785	(28,896)

Net Unrealized Gain on Open Futures Contracts				$278,458

At May 31, 2010, Core Fixed Investments held purchased options with a total cost of the following:

	Calls	Puts

Core Fixed Income Investments	$32,413	$0
During the period ended May 31, 2010, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2009	153	$148,413
Options written	190,800,728	1,576,282
Options closed	(11,000,527)	(364,601)
Options expired	86,100,312)	(822,012)

Options written, outstanding at May 31, 2010	93,700,042	$538,082

	Number of	Premiums
International Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2009	27,000,102	$324,876
Options written	73,700,236	619,713
Options closed	(167)	(90,737)
Options expired	(52,500,171)	(525,639)

Options written, outstanding at May 31, 2010	48,200,000	$328,213

At May 31, 2010, International Equity Investment, Emerging Markets Equity Investment, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:
International Equity Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Sell:
Euro	7,828,000	SSB	$9,688,922	7/26/10	$1,145,572
Mexican Peso	62,000,000	SSB	4,725,975	11/30/10	(47,295)
Pound Sterling	4,188,100	MSC	6,072,597	11/18/10	(3,590)

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$1,094,687

Emerging Markets Equity Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Sell:
South African Rand	66,551	BBH	$8,796	6/1/10	$(313)

Net Unrealized Loss on Open Forward Foreign Currency Contracts					$(313)

Core Fixed Income Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	2,614,977	GSC	$1,439,173	6/2/10	$(16,828)
Euro	588,000	RBS	727,783	7/26/10	(231)
Euro	149,000	JPM	184,421	7/26/10	(2,053)
Euro	1,240,000	CSFB	1,535,195	8/17/10	9,623
Euro	538,000	RBS	666,136	8/24/10	(158)
Korean Won	117,300,000	GSC	98,132	11/12/10	(1,868)
Korean Won	406,910,000	DUB	340,416	11/12/10	(9,584)
Korean Won	235,460,000	BCLY	196,983	11/12/10	(3,017)
Korean Won	782,484,400	JPM	654,617	11/12/10	(16,353)
Malaysian Ringgit	3,576	DUB	1,085	6/14/10	40
Malaysian Ringgit	37,770	DUB	11,402	10/12/10	330
New Taiwan Dollar	35,258,680	HSBC	1,101,159	6/10/10	(27,841)
New Taiwan Dollar	8,818,000	DUB	277,393	1/14/11	(7,656)
New Taiwan Dollar	11,938,000	JPM	375,541	1/14/11	(2,483)
New Taiwan Dollar	9,952,000	UBS	313,066	1/14/11	(926)
Pound Sterling	94,000	BCLY	136,225	6/24/10	(8,487)
Pound Sterling	282,000	JPM	408,674	6/24/10	(24,222)
Pound Sterling	284,000	HSBC	411,572	6/24/10	(25,481)
Yuan Renminbi	5,710,146	JPM	835,991	6/7/10	(12,009)
Yuan Renminbi	7,321,493	BCLY	1,071,899	6/7/10	(15,101)
Yuan Renminbi	4,139,873	HSBC	606,096	6/7/10	(8,904)
Yuan Renminbi	2,202,018	DUB	322,385	6/7/10	(4,615)
Yuan Renminbi	19,744,510	DUB	2,906,518	11/17/10	(68,397)
Yuan Renminbi	6,877,384	GSC	1,012,395	11/17/10	(24,605)
Yuan Renminbi	1,445,231	BCLY	212,793	11/23/10	(5,207)
Yuan Renminbi	6,187,744	JPM	911,072	11/23/10	(20,536)
Yuan Renminbi	193,720	JPM	28,575	1/10/11	(425)
Yuan Renminbi	5,643,832	JPM	835,284	4/7/11	(15,716)
Yuan Renminbi	1,805,895	JPM	267,484	4/28/11	(5,516)
Yuan Renminbi	5,093,517	HSBC	755,984	6/15/11	(10,016)
Yuan Renminbi	2,668,930	DUB	398,998	11/4/11	(19,002)
Yuan Renminbi	26,621,894	BCLY	4,000,540	2/13/12	(137,793)
Yuan Renminbi	2,564,341	DUB	385,350	2/13/12	(12,635)
Yuan Renminbi	1,271,284	UBS	191,039	2/13/12	(6,381)
Yuan Renminbi	3,539,750	JPM	531,927	2/13/12	(18,007)

					(522,060)

Contracts to Sell:
Brazilian Real	2,614,977	HSBC	1,439,173	6/2/10	7,724
Brazilian Real	2,614,977	GSC	1,419,044	8/3/10	17,085
Canadian Dollar	6,989,000	UBS	6,656,989	7/7/10	291,819
Euro	5,825,000	CSFB	7,209,756	7/26/10	596,530
Euro	4,420,000	CSFB	5,472,227	8/17/10	110,958
Indian Rupee	370,800	BCLY	7,867	3/9/11	133
Indian Rupee	1,217,417	UBS	25,828	3/9/11	439
Japanese Yen	92,252,300	CSFB	1,017,025	8/17/10	(21,855)
Korean Won	387,609,000	BCLY	324,269	11/12/10	3,104
Korean Won	201,147,800	RBS	168,278	11/12/10	1,880
Malaysian Ringgit	3,576	DUB	1,085	6/14/10	20
New Taiwan Dollar	9,952,000	UBS	310,810	6/10/10	(2,555)
New Taiwan Dollar	11,938,000	JPM	372,834	6/10/10	(1,628)
New Taiwan Dollar	8,818,000	DUB	275,394	6/10/10	4,099
Pound Sterling	1,594,000	RBS	2,310,021	6/24/10	90,226
Yuan Renminbi	10,968,300	DUB	1,605,808	6/7/10	13,129
Yuan Renminbi	2,217,485	BCLY	324,650	6/7/10	2,350
Yuan Renminbi	6,187,744	JPM	905,913	6/7/10	9,095
Yuan Renminbi	26,621,894	BCLY	3,918,913	11/17/10	53,318
Yuan Renminbi	3,688,507	JPM	543,089	11/23/10	6,845
Yuan Renminbi	1,271,284	UBS	187,182	11/23/10	1,871
Yuan Renminbi	2,673,184	DUB	393,594	11/23/10	4,392

					1,188,979

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$666,919

At May 31, 2010, Core Fixed Income Investments had deposited $570,000 with a broker or brokers as margin collateral.
International Fixed Income Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	1,783,914	HSBC	$981,791	6/2/10	$(5,269)
Brazilian Real	16,427	HSBC	8,914	8/3/10	(147)
Korean Won	267,000,000	BCLY	223,263	7/28/10	(2,054)
Korean Won	529,538,051	DUB	442,795	7/28/10	(3,502)
Korean Won	1,117,225,335	DUB	934,213	8/27/10	(24,779)
Korean Won	2,043,762,000	BCLY	1,709,786	11/12/10	(35,826)
Malaysian Ringgit	5,209	DUB	1,581	6/14/10	59
Malaysian Ringgit	57,310	DUB	17,300	10/12/10	505
Mexican Peso	1,125,971	HSBC	86,461	9/24/10	(901)
Mexican Peso	1,290,000	DUB	99,057	9/24/10	1,032
New Taiwan Dollar	37,310,300	DUB	1,165,233	6/10/10	(7,826)
New Taiwan Dollar	43,416,000	BCLY	1,360,699	10/12/10	(27,503)
New Taiwan Dollar	8,751,273	DUB	274,273	10/12/10	(6,441)
Pound Sterling	1,031,000	DUB	1,494,123	6/24/10	(79,255)
Singapore Dollar	253,989	DUB	180,798	6/16/10	798
Singapore Dollar	130,554	HSBC	92,933	6/16/10	1,149
Singapore Dollar	284,186	BCLY	202,294	6/16/10	2,294
Singapore Dollar	197,872	UBS	140,852	6/16/10	852
Singapore Dollar	3,113,060	GSC	2,215,854	9/16/10	3,617
Yuan Renminbi	27,157,662	HSBC	3,976,003	6/7/10	(41,997)
Yuan Renminbi	22,559,510	BCLY	3,320,904	11/17/10	(23,227)
Yuan Renminbi	33,774,750	HSBC	4,971,859	11/17/10	(128,141)

					(376,562)

Contracts to Sell:
Australian Dollar	5,689,000	DUB	4,814,939	6/30/10	(128,711)
Brazilian Real	700,000	JPM	385,250	6/2/10	9,561
Brazilian Real	1,083,914	HSBC	596,540	6/2/10	(12,353)
Canadian Dollar	11,059,000	BCLY	10,533,645	7/7/10	(76,516)
Canadian Dollar	14,657,000	UBS	13,960,723	7/7/10	572,471
Danish Krone	260,000	JPM	43,232	6/21/10	978
Euro	73,787,000	RBS	91,292,750	6/22/10	(283,864)
Euro	19,000	BCLY	23,517	7/26/10	17
Euro	275,000	HSBC	340,375	7/26/10	(3,604)
Indian Rupee	223,065	UBS	4,732	3/9/11	80
Japanese Yen	1,345,879,000	BCLY	14,822,293	6/14/10	(354,520)
Korean Won	1,886,800,000	JPM	1,577,724	7/28/10	102,419
Korean Won	1,468,641,240	RBS	1,228,647	11/12/10	(40,647)
Malaysian Ringgit	5,209	DUB	1,581	6/14/10	30
New Taiwan Dollar	26,146,640	DUB	816,582	6/10/10	(5,582)
New Taiwan Dollar	46,100,000	JPM	1,439,743	6/10/10	30,283
New Zealand Dollar	12,000	JPM	8,141	6/30/10	(77)
Norwegian Krone	13,791,000	DUB	2,140,215	6/21/10	85,001
Pound Sterling	91,000	RBC	131,877	6/24/10	5,563
Pound Sterling	65,000	JPM	94,198	6/24/10	2,414
Pound Sterling	3,782,000	RBS	5,480,865	6/24/10	214,074
Singapore Dollar	2,000,000	UBS	1,423,586	9/16/10	31,814
Yuan Renminbi	27,157,662	BCLY	3,976,003	6/7/10	11,242
Yuan Renminbi	34,594,203	HSBC	5,092,488	11/17/10	512

					160,585

Net Unrealized Loss on Open Forward Foreign Currency Contracts					($215,977)

At May 31, 2010, Core Fixed Income Investments held the following interest rate swap contracts:

								Upfront
								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Currency	Amount	Value	(Received)	(Depreciation)

Pay	BRL-CDI-Compounded	10.150%	1/2/2012	GSC	BRL	5,500,000	$(126,097)	$(201,197)	$75,100
Pay	BRL-CDI-Compounded	11.020%	1/2/2012	UBS	BRL	700,000	746	—	746
Pay	BRL-CDI-Compounded	11.670%	1/2/2012	HSBC	BRL	2,100,000	20,825	15,300	5,525
Pay	BRL-CDI-Compounded	11.960%	1/2/2014	GSC	BRL	18,800,000	(34,639)	(17,858)	(16,781)
Pay	BRL-CDI-Compounded	11.990%	1/2/2014	BCLY	BRL	1,100,000	(1,666)	358	(2,024)
Pay	BRL-CDI-Compounded	12.120%	1/2/2014	HSBC	BRL	8,300,000	4,558	19,221	(14,663)

							$(136,273)	$(184,176)	$47,903
At May 31, 2010, Core Fixed Income Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Daimler Finance North America, BBB+	(0.540%)	9/20/2011	BCLY	0.717%	USD	$300,000	$400	$—	$400
Daimler Finance North America, BBB+	(0.580%)	9/20/2011	BCLY	0.717%	USD	600,000	391	—	391
Embarq Corp., BBB-	(1.430%)	3/20/2014	DUB	1.272%	USD	600,000	(5,022)	—	(5,022)
Embarq Corp., BBB-	(1.300%)	3/20/2014	MSC	1.272%	USD	200,000	(717)	—	(717)
Embarq Corp., BBB-	(1.250%)	3/20/2014	DUB	1.272%	USD	1,200,000	(2,009)	—	(2,009)
Embarq Corp., BBB-	(1.270%)	3/20/2014	DUB	1.272%	USD	600,000	(1,464)	—	(1,464)
Fosters Finance Corp., BBB	(2.140%)	12/20/2014	BCLY	0.620%	USD	2,400,000	(168,979)	—	(168,979)
Goodrich Corp., BBB+	(0.510%)	9/20/2016	DUB	0.778%	USD	300,000	4,355	—	4,355
HSBC Finance Corp., A	(0.170%)	12/20/2013	BNP	1.624%	USD	300,000	14,638	—	14,638
Istar Financial Inc., CCC+	(0.370%)	3/20/2011	BCLY	16.833%	USD	300,000	35,405	—	35,405
Motorola Inc., BB+	(3.600%)	12/20/2017	RBS	1.397%	USD	400,000	(60,547)	—	(60,547)
Motorola Inc., BB+	(3.550%)	12/20/2017	MSC	1.397%	USD	400,000	(59,198)	—	(59,198)

Newell Rubbermaid Inc., BBB-	(0.480%)	6/20/2017	UBS	1.515%	USD	200,000	12,512	—	12,512

Newell Rubbermaid Inc., BBB-	(0.490%)	6/20/2017	RBS	1.515%	USD	400,000	24,898	—	24,898
Race Point CLO, B+	(4.030%)	4/15/2020	BCLY	NA	USD	1,100,000	420,953	8250	412,703
Race Point CLO, BB+	(1.950%)	4/15/2020	BCLY	NA	USD	800,000	307,066	2800	304,266
Saratoga CLO I Ltd., B+	(1.880%)	12/15/2019	BCLY	NA	USD	1,000,000	324,856	7500	317,356
Saratoga CLO I Ltd., CCC+	(3.780%)	12/15/2019	BCLY	NA	USD	860,903	343,939	4735	339,204
UBS AG, A+	(2.250%)	3/20/2014	BCLY	1.276%	EUR	1,000,000	(49,251)	—	(49,251)

							$1,142,226	$23,285	$1,118,941
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Ally Financial Inc., B	3.570%	9/20/2017	BCLY	5.414%	USD	$2,800,000	$(218,698)	$—	$(218,698)
Sprint Nextel Corp., BB	5.000%	9/20/2010	GSC	1.838%	USD	700,000	13,928	8,601	5,327

							$(204,770)	$8,601	$(213,371)
Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Refenrece Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX HY14 5 Year Index, BA-	(5.000%)	6/20/2015	DUB	USD	$5,200,000	$216,649	$396,500	$(179,851)

Dow Jones CDX IG10 10 Year Index, BAA+	(1.500%)	6/20/2018	MSC	USD	5,130,400	(29,033)	(210,543)	181,510
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	DUB	USD	3,571,200	(2,936)	61,322	(64,258)
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2012	GSC	USD	4,452,800	179,782	(38,295)	218,077
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	MSC	USD	290,400	11,725	7,108	4,617

						$376,187	$216,092	$160,095
At May 31, 2010, International Fixed Income Investments held the following interest rate swap contracts:

								Upfront
								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Currency	Amount	Value	(Received)	(Depreciation)

Pay	BRL-CDI-Compounded	10.990%	1/2/2012	GSC	BRL	400,000	$182	$827	$(645)
Pay	BRL-CDI-Compounded	11.360%	1/2/2012	HSBC	BRL	1,900,000	5,505	8,488	(2,983)
Pay	6-Month JPY-LIBOR, AA	1.000%	6/16/2015	RBS	JPY	1,520,000,000	260,082	189,169	70,913
Pay	6-Month JPY-LIBOR, AA	1.043%	12/20/2015	GSC	JPY	870,000,000	439,030	126,714	312,316
Pay	6-Month JPY-LIBOR, AA	1.500%	6/16/2020	RBS	JPY	410,000,000	70,483	14,025	56,458
Pay	MXN-TIIE-Banxico	8.450%	6/3/2019	BCLY	MXN	23,700,000	114,946	—	114,946
Pay	3-Month SEK-SIBOR-SIDE	4.500%	3/18/2014	GSC	SEK	1,000,000	12,679	(1,040)	13,719

							$902,907	$338,183	$564,724

At May 31, 2010, International Fixed Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Alcoa Inc., BBB-	(0.850%)	3/20/2012	MSC	2.002%	USD	$1,000,000	$18,717	$—	$18,717
American General Finance Corp., B	(1.830%)	12/20/2017	RBS	7.410%	USD	1,000,000	250,266	—	250,266
Avnet Inc., BBB-	(1.530%)	9/20/2016	UBS	1.509%	USD	300,000	(1,257)	—	(1,257)
Bear Stearns & Cos., A+	(0.870%)	3/20/2018	DUB	1.025%	USD	3,000,000	26,331	—	26,331
Bear Stearns & Cos., A+	(1.050%)	3/20/2018	RBS	1.025%	USD	2,000,000	(7,529)	—	(7,529)
Capital One Financial Corp., BBB	(0.350%)	9/20/2011	UBS	1.045%	USD	100,000	841	—	841
Cleveland Electric Illumination Co., BBB-	(0.940%)	6/20/2017	RBS	2.620%	USD	1,000,000	95,300	—	95,300
CNA Financial Corp., BBB-	(0.440%)	9/20/2011	JPM	1.809%	USD	200,000	3,385	—	3,385
Credit Suisse Group Finance, A	(2.000%)	6/20/2013	DUB	1.060%	USD	700,000	(22,285)	—	(22,285)
Daimler Finance North America, BBB+	(0.620%)	9/20/2011	RBS	0.717%	USD	100,000	5	—	5
Deutsche Telekom International, BBB+	(1.180%)	9/20/2018	BCLY	0.820%	USD	500,000	(14,160)	—	(14,160)
GATX Financial Corp., BBB+	(0.610%)	3/20/2012	RBS	1.213%	USD	1,000,000	9,702	—	9,702
Goldman Sachs Group Inc., A	(0.330%)	3/20/2016	BES	1.664%	USD	200,000	13,517	—	13,517
HSBC Financial Corp., Ltd., A	(0.500%)	6/20/2012	BSN	1.420%	USD	200,000	3,520	—	3,520
Istar Financial Inc., CCC+	(0.450%)	3/20/2012	CSFB	14.439%	USD	300,000	58,622	—	58,622
Kroger Co. (The), BBB	(0.780%)	9/20/2017	DUB	1.027%	USD	500,000	7,353	—	7,353
Limited Brands Inc., BB	(3.550%)	9/20/2017	GSC	1.972%	USD	500,000	(52,287)	—	(52,287)
Macys Retail Holdings Inc., BB+	(2.530%)	12/20/2016	DUB	1.815%	USD	1,000,000	(45,758)	—	(45,758)
Macy’s Retail Holdings Inc., BB+	(5.000%)	9/20/2014	BNP	1.560%	USD	650,000	(97,394)	(67,378)	(30,016)
Marsh & McLennan Cos., Inc., BBB-	(0.670%)	9/20/2014	DUB	1.394%	USD	1,000,000	27,868	—	27,868
National Grid PLC, BBB+	(0.210%)	6/20/2011	BCLY	0.421%	USD	300,000	563	—	563
Pearson Dollar Finance PLC, BBB+	(0.540%)	6/20/2014	MSC	0.540%	USD	1,000,000	(1,075)	—	(1,075)
Prologis, BBB-	(1.480%)	12/20/2015	BOA	3.590%	USD	1,000,000	95,259	—	95,259
Starwood Hotels & Resorts World, BB	(1.490%)	6/20/2018	BOA	2.028%	USD	1,000,000	32,700	—	32,700
Tate & Lyle International Finance PLC., BBB-	(0.510%)	12/20/2014	DUB	1.268%	USD	100,000	3,128	—	3,128
UBS AG, A+	(2.150%)	12/20/2013	BCLY	1.260%	EUR	900,000	(38,553)	—	(38,553)
UBS AG, A+	(2.350%)	3/20/2014	BCLY	1.276%	USD	2,600,000	(112,971)	—	(112,971)
UST Inc., BBB	(0.720%)	3/20/2018	GSC	0.304%	USD	500,000	(15,462)	—	(15,462)
XL Capital Finance Europe PLC, BBB+	(0.310%)	3/20/2012	BCLY	1.528%	USD	100,000	2,108	—	2,108

							$240,454	$(67,378)	$307,832
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Australia Government Bond, Aaa	1.000%	3/20/2015	DUB	0.473%	USD	$600,000	$13,313	$8,609	$4,704
Brazilian Government International Bond, BBB-	1.000%	12/20/2010	RBS	0.589%	USD	300,000	1,302	1,175	127
Brazilian Government International Bond, BBB-	1.000%	12/20/2010	CSFB	0.589%	USD	700,000	3,038	2,529	509
Brazilian Government International Bond, BBB-	1.000%	12/20/2010	GSC	0.589%	USD	200,000	868	750	118
Brazilian Government International Bond, BBB-	1.000%	3/20/2011	UBS	0.759%	USD	600,000	2,373	2,789	(416)
Brazilian Government International Bond, BBB-	1.000%	3/20/2011	HSBC	0.759%	USD	100,000	394	474	(80)
Bundesrepublik Deutschland, AAA	0.250%	6/20/2015	BOA	0.390%	USD	300,000	(1,881)	(2,773)	892
China Government International Bond, A+	1.000%	3/20/2015	BCLY	0.789%	USD	900,000	10,425	10,215	210
Egypt Government International Bond, BB+	1.000%	3/20/2015	BCLY	1.859%	USD	300,000	(10,933)	(24,099)	13,166
Egypt Government International Bond, BB+	1.000%	3/20/2015	DUB	1.859%	USD	500,000	(18,221)	(39,127)	20,906
Emirate of Abu Dhabi, AA	1.000%	3/20/2011	GSC	0.805%	USD	500,000	1,781	349	1,432
Emirate of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	1.094%	USD	800,000	(1,624)	(20,483)	18,859
France Government Bond, AAA	0.250%	6/20/2015	BOA	0.700%	USD	300,000	(6,307)	(5,786)	(521)
Gazprom, BBB	0.610%	5/20/2012	BOA	2.257%	USD	200,000	(6,318)	—	(6,318)
HSBC Financial Corp., Ltd., A	1.500%	6/20/2010	GSC	1.316%	USD	1,300,000	3,999	—	3,999
Japan Government International Bond, AA	0.640%	12/20/2014	GSC	0.823%	USD	300,000	(2,983)	—	(2,983)
Japan Government International Bond, AA	0.650%	12/20/2014	BCLY	0.823%	USD	600,000	(5,546)	—	(5,546)
Japan Government International Bond, AA	1.000%	3/20/2015	DUB	0.858%	USD	1,500,000	13,798	11,496	2,302
Japan Government International Bond, AA	1.000%	3/20/2015	BCLY	0.858%	USD	200,000	1,775	1,238	537
Mexico Government International Bond, BBB	1.000%	12/20/2010	GSC	0.670%	USD	600,000	2,328	1,462	866
Mexico Government International Bond, BBB	1.000%	12/20/2010	HSBC	0.670%	USD	300,000	1,164	757	407
Mexico Government International Bond, BBB	1.000%	12/20/2010	RBS	0.670%	USD	300,000	1,163	546	617
Mexico Government International Bond, BBB	1.000%	3/20/2011	RBS	0.750%	USD	300,000	1,204	542	662
Norway Government Bond, AAA	0.250%	12/20/2014	GSC	0.187%	USD	1,000,000	3,297	4,099	(802)
RSHB Capital SA For OJSC Russian, BAA+	1.000%	9/20/2010	BCLY	1.280%	USD	1,800,000	1,948	(3,678)	5,626
Russia Government International Bond, BBB	1.000%	12/20/2010	GSC	0.770%	USD	300,000	993	335	658
South Korea Government International Bond, A	1.000%	3/20/2011	BCLY	0.510%	USD	300,000	1,792	1725	67
South Korea Government International Bond, A	1.000%	3/20/2011	DUB	0.510%	USD	200,000	1,195	811	384
U.S. Treasury Note, AAA	0.250%	12/20/2014	BCLY	0.250%	EUR	700,000	433	(3,432)	3,865

							$14,770	$(49,477)	$64,247

Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Refenrece Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG12 10 Year Index, BAA+	(1.000%)	6/20/2019	DUB	USD	$2,182,400	$31,542	$94,925	$(63,383)
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	MSC	USD	7,936,000	(6,524)	235,226	(241,750)
Dow Jones CDX IG8 10 Year Index, BAA+	(0.600%)	6/20/2017	DUB	USD	2,420,000	115,005	15,974	99,031
Dow Jones CDX IG8 10 Year Index, BAA+	(0.600%)	6/20/2017	GSC	USD	15,391,200	731,437	158,531	572,906
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	DUB	USD	1,161,600	46,900	43,534	3,366

						$918,360	$548,190	$370,170

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:		Currency Abbreviation:
BCLY	Barclays Bank PLC	BRL	Brazilian Real
BES	Bear Stearns & Co., Inc.	EUR	Euro Dollar
BNP	BNP Paribas Bank	GBP	British Pound
BOA	Bank of America	JPY	Japanese Yen
BSN	Bank of Nova Scotia	MXN	Mexican Peso
CSFB	Credit Suisse Securities (USA) LLC	SEK	Swedish Krona
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBS	Royal Bank of Scotland PLC
UBS	UBS Securities LLC
SSB	State Street Corp.
At May 31, 2010, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation of $1,113,568 and $1,306,973, respectively, from swap contracts.
At May 31, 2010, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the amount of $1,250,000 and $3,210,000, respectively, for the open swaps contracts.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds
By:	/s/ JAMES J. TRACY
James J. Tracy
Chief Executive Officer

Date July 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. TRACY
James J. Tracy
Chief Executive Officer

Date: July 21, 2010

By:	/s/ JAMES F. WALKER
James F. Walker
Chief Financial Officer

Date: July 21, 2010